UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:  12/31

Date of reporting period:  9/30/14

Item 1. Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin Flex Cap Growth VIP Fund	Shares	Value
Common Stocks 96.3%
Automobiles & Components 1.0%
BorgWarner Inc.	15,120	$795,463
[a]Tesla Motors Inc.	1,820	441,678
		1,237,141
Banks 2.7%
[a]Signature Bank	10,290	1,153,097
[a]SVB Financial Group	11,200	1,255,408
Talmer Bancorp Inc., A	30,260	418,496
[a]Texas Capital Bancshares Inc.	10,590	610,831
		3,437,832
Capital Goods 8.1%
Acuity Brands Inc.	4,690	552,060
[a]Colfax Corp.	12,100	689,337
Cummins Inc.	4,530	597,869
[a]DigitalGlobe Inc.	22,690	646,665
[a]HD Supply Holdings Inc.	12,100	329,846
Honeywell International Inc.	14,070	1,310,198
[a,b]The KEYW Holding Corp.	33,280	368,410
The Manitowoc Co. Inc.	27,230	638,544
Pall Corp.	12,100	1,012,770
Precision Castparts Corp.	6,060	1,435,493
[a]Proto Labs Inc.	8,320	574,080
Rockwell Automation Inc.	5,750	631,810
Roper Industries Inc.	6,350	928,941
[a]United Rentals Inc.	5,590	621,049
		10,337,072
Commercial & Professional Services 2.1%
[a]IHS Inc., A	7,570	947,688
Nielsen NV	13,610	603,331
[a]Stericycle Inc.	5,910	688,870
[a]Verisk Analytics Inc., A	6,810	414,661
		2,654,550
Consumer Durables & Apparel 4.1%
Harman International Industries Inc.	5,590	548,043
[a]Lululemon Athletica Inc.	9,080	381,451
[a]Michael Kors Holdings Ltd.	12,100	863,819
NIKE Inc., B	16,640	1,484,288
[a]TRI Pointe Homes Inc.	55,970	724,252
[a]Under Armour Inc., A	17,550	1,212,705
		5,214,558
Consumer Services 2.7%
[a]Buffalo Wild Wings Inc.	4,530	608,243
[a]Chipotle Mexican Grill Inc.	1,040	693,254
[a]Chuy's Holdings Inc.	15,120	474,617
Las Vegas Sands Corp.	6,060	376,993
[a]Noodles & Co.	18,160	348,490
Wynn Resorts Ltd.	4,690	877,405
		3,379,002
Diversified Financials 3.2%
[a]Affiliated Managers Group Inc.	4,390	879,581
Discover Financial Services	15,880	1,022,513
Evercore Partners Inc.	7,570	355,790
Financial Engines Inc.	7,090	242,584
Intercontinental Exchange Inc.	2,880	561,744

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

T. Rowe Price Group Inc.	12,100	948,640
		4,010,852
Energy 5.3%
Anadarko Petroleum Corp.	11,200	1,136,128
[a]Concho Resources Inc.	7,260	910,331
[a]Diamondback Energy Inc.	10,590	791,920
[a]FMC Technologies Inc.	9,080	493,135
National Oilwell Varco Inc.	4,530	344,733
[a]Oasis Petroleum Inc.	19,970	834,946
Oceaneering International Inc.	7,570	493,337
[a]Rice Energy Inc.	25,710	683,886
Schlumberger Ltd.	10,290	1,046,390
		6,734,806
Food & Staples Retailing 0.6%
[a]Sprouts Farmers Markets LLC	3,630	105,524
Whole Foods Market Inc.	16,640	634,151
		739,675
Food, Beverage & Tobacco 1.5%
[a]Boston Beer Inc., A	2,410	534,442
Mead Johnson Nutrition Co., A	7,110	684,124
[a]Monster Beverage Corp.	7,980	731,526
		1,950,092
Health Care Equipment & Services 4.0%
[a]Cerner Corp.	15,120	900,698
[a]DaVita HealthCare Partners Inc.	10,590	774,553
[a]DexCom Inc.	13,610	544,264
[a]Envision Healthcare Holdings Inc.	33,580	1,164,554
[a]Insulet Corp.	11,315	416,958
McKesson Corp.	6,810	1,325,703
		5,126,730
Materials 4.5%
Cytec Industries Inc.	39,330	1,859,916
Ecolab Inc.	19,670	2,258,706
Praxair Inc.	12,100	1,560,900
		5,679,522
Media 4.4%
[a]Charter Communications Inc., A	6,510	985,419
[a]IMAX Corp. (Canada)	15,120	415,195
[a]Sirius XM Holdings Inc.	257,180	897,558
Time Warner Inc.	12,860	967,200
Twenty-First Century Fox Inc., B	21,180	705,506
The Walt Disney Co.	18,160	1,616,785
		5,587,663
Pharmaceuticals, Biotechnology & Life Sciences 11.5%
[a]Actavis PLC	13,010	3,139,053
[a]Alnylam Pharmaceuticals Inc.	8,320	649,792
[a]Biogen Idec Inc.	4,840	1,601,120
Bristol-Myers Squibb Co.	21,180	1,083,992
[a]Celgene Corp.	20,420	1,935,408
[a]Celldex Therapeutics Inc.	37,820	490,147
[a]Gilead Sciences Inc.	14,980	1,594,621
[a]Illumina Inc.	7,110	1,165,471
[a]Jazz Pharmaceuticals PLC	4,530	727,337
[a]Karyopharm Therapeutics Inc.	9,080	317,255
Perrigo Co. PLC	6,650	998,764
[a]Quintiles Transnational Holdings Inc.	13,610	759,166
[a]Revance Therapeutics Inc.	7,570	146,328
		14,608,454
Real Estate 1.0%
American Tower Corp.	13,160	1,232,171

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Retailing 6.3%
[a]Amazon.com Inc.	5,750	1,854,030
Dick's Sporting Goods Inc.	9,380	411,594
[a]HomeAway Inc.	19,670	698,285
[a]Liberty TripAdvisor Holdings Inc., A	10,590	359,001
[a]Liberty Ventures, A	9,080	344,677
Lithia Motors Inc.	4,530	342,876
[a]LKQ Corp.	36,300	965,217
[a]Netflix Inc.	1,270	572,998
[a]The Priceline Group Inc.	1,510	1,749,456
Tractor Supply Co.	10,890	669,844
		7,967,978
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials Inc.	37,820	817,290
[a]Cavium Inc.	12,100	601,733
Microchip Technology Inc.	25,420	1,200,586
[a]Nanometrics Inc.	21,507	324,756
[a]NXP Semiconductors NV (Netherlands)	24,200	1,656,006
Xilinx Inc.	20,420	864,787
		5,465,158
Software & Services 17.2%
[a]Alibaba Group Holding Ltd., ADR (China)	5,930	526,881
[a]Alliance Data Systems Corp.	2,810	697,639
[a]ANSYS Inc.	6,510	492,612
[a]Bottomline Technologies Inc.	9,840	271,486
[a]BroadSoft Inc.	18,160	382,086
[a]Cognizant Technology Solutions Corp., A	11,200	501,424
[a]CoStar Group Inc.	6,650	1,034,341
[a]Demandware Inc.	8,320	423,654
[a]Electronic Arts Inc.	26,410	940,460
[a]Facebook Inc., A	26,170	2,068,477
[a]FleetCor Technologies Inc.	5,590	794,451
[a]Fortinet Inc.	10,590	267,556
[a]Global Eagle Entertainment Inc.	21,180	237,640
[a]Google Inc., A	6,530	3,842,317
[a]Guidewire Software Inc.	7,570	335,654
[a]LinkedIn Corp., A	2,120	440,515
MasterCard Inc., A	30,260	2,236,819
[a,b]Mobileye NV	3,540	189,709
[a]NetSuite Inc.	6,060	542,612
[a]Pandora Media Inc.	10,590	255,854
[a]Salesforce.com Inc.	21,180	1,218,485
[a]ServiceNow Inc.	5,590	328,580
[a]Splunk Inc.	5,590	309,462
[a]Twitter Inc.	18,160	936,693
Visa Inc., A	9,080	1,937,400
[a]Workday Inc.	4,530	373,725
[a]Yelp Inc.	3,940	268,905
		21,855,437
Technology Hardware & Equipment 6.3%
Apple Inc.	35,400	3,566,550
[a]Palo Alto Networks Inc.	6,810	668,061
QUALCOMM Inc.	18,160	1,357,823
SanDisk Corp.	8,770	859,022
[a]Stratasys Ltd.	5,450	658,251
[a]Trimble Navigation Ltd.	15,430	470,615
[a]Ubiquiti Networks Inc.	16,340	613,240
		8,193,562
Telecommunication Services 0.6%
[a]SBA Communications Corp.	6,510	721,959

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Transportation 4.9%
Canadian Pacific Railway Ltd. (Canada)	4,530	939,839
[a]Genesee & Wyoming Inc.	11,350	1,081,768
[a]Hub Group Inc., A	26,170	1,060,670
Kansas City Southern	5,590	677,508
[a]Kirby Corp.	4,530	533,861
[a]Spirit Airlines Inc.	12,100	836,594
Union Pacific Corp.	10,290	1,115,642
		6,245,882
Total Common Stocks (Cost $72,417,389)		122,380,096

[c]Short Term Investments 220.7%
Money Market Funds (Cost $104,461,983) 82.2%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	104,461,983	104,461,983
	Principal Amount
Repurchase Agreements (Cost $176,092,225) 138.5%
[e]Joint Repurchase Agreement, 0.006%, 10/01/14 (Maturity Value $176,092,253)	$176,092,225	176,092,225
BNP Paribas Securities Corp. (Maturity Value $24,628,263)
HSBC Securities (USA) Inc. (Maturity Value $103,438,350)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $48,025,640)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%, 12/29/14 -
12/17/29; [f]U.S. Government Agency Discount Notes, 11/17/14 - 3/19/15; and U.S.
Government Agency Securities, Strips, 6/01/17 (valued at $179,659,265)
	Shares
Investments from Cash Collateral Received for Loaned Securities 0.3%
Money Market Funds (Cost $358,350) 0.3%
[g]BNY Mellon Overnight Government Fund, 0.026%	358,350	358,350

[c]Total Investments (Cost $353,329,947) 317.3%		403,292,654
[c]Other Assets, less Liabilities (217.3)%		(276,174,344)
Net Assets 100.0%		$127,118,310

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2014.
c At September 30, 2014, the Fund recorded a shareholder redemption in the amount of $287,570,186, which was paid on October 1, 2014.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2014, all repurchase agreements had been entered into on that date.
f The security is traded on a discount basis with no stated coupon rate.
g The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited)

Franklin Founding Funds Allocation VIP Fund	Shares	Value
Investments in Underlying Funds [a]
Domestic Equity 33.2%
Franklin Mutual Shares VIP Fund, Class 1	19,412,111	$438,907,824
Domestic Hybrid 33.1%
Franklin Income VIP Fund, Class 1	26,077,534	438,363,351
Foreign Equity 32.7%
Templeton Growth VIP Fund, Class 1	28,226,608	432,149,369
Total Investments in Underlying Funds (Cost $944,713,746) 99.0%		1,309,420,544
Other Assets, less Liabilities 1.0%		12,580,168
Net Assets 100.0%		$1,322,000,712

a See Note 8 regarding investments in Underlying Funds.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin Global Real Estate VIP Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 99.2%
Diversified Real Estate Activities 12.5%
CapitaLand Ltd.	Singapore	948,262	$2,378,739
Hang Lung Properties Ltd.	Hong Kong	514,248	1,460,358
Mitsubishi Estate Co. Ltd.	Japan	446,360	10,048,239
Mitsui Fudosan Co. Ltd.	Japan	524,857	16,080,043
Sun Hung Kai Properties Ltd.	Hong Kong	371,533	5,268,207
Sun Hung Kai Properties Ltd., wts., 4/22/16	Hong Kong	31,444	52,564
Tokyo Tatemono Co. Ltd.	Japan	536,815	4,342,300
The Wharf Holdings Ltd.	Hong Kong	633,906	4,510,610
			44,141,060
Diversified REITs 13.4%
[a]Activia Properties Inc., 144A	Japan	193	1,550,618
American Assets Trust Inc.	United States	69,239	2,282,810
British Land Co. PLC	United Kingdom	402,631	4,585,819
Canadian REIT	Canada	58,014	2,513,629
[a]Hulic REIT Inc., 144A	Japan	1,204	1,933,559
Kenedix Office Investment Corp.	Japan	587	3,153,007
Land Securities Group PLC	United Kingdom	346,881	5,843,317
Liberty Property Trust	United States	28,406	944,783
Mirvac Group	Australia	1,669,213	2,513,745
Spirit Realty Capital Inc.	United States	154,300	1,692,671
Stockland	Australia	1,238,751	4,284,124
Suntec REIT	Singapore	1,547,730	2,135,386
TF Administradora Industrial S de RL de CV	Mexico	421,400	928,495
[a]TF Administradora Industrial S de RL de CV, 144A	Mexico	388,570	856,159
Vornado Realty Trust	United States	75,068	7,503,797
Wereldhave N.V.	Netherlands	26,400	2,173,805
WP Carey Inc.	United States	38,826	2,475,934
			47,371,658
Health Care REITs 5.8%
HCP Inc.	United States	159,041	6,315,518
Health Care REIT Inc.	United States	111,264	6,939,536
Sabra Health Care REIT Inc.	United States	61,126	1,486,584
Senior Housing Properties Trust	United States	83,182	1,740,167
Ventas Inc.	United States	62,687	3,883,460
			20,365,265
Hotel & Resort REITs 3.9%
Hoshino Resorts REIT Inc.	Japan	95	996,307
Host Hotels & Resorts Inc.	United States	334,367	7,132,048
Pebblebrook Hotel Trust	United States	106,422	3,973,797
Sunstone Hotel Investors Inc.	United States	115,927	1,602,111
			13,704,263
Hotels, Resorts & Cruise Lines 0.6%
Melia Hotels International SA	Spain	76,963	795,554
Starwood Hotels & Resorts Worldwide Inc.	United States	15,294	1,272,614
			2,068,168
Industrial REITs 6.4%
Ascendas REIT	Singapore	705,308	1,244,027
[a]Ascendas REIT, 144A	Singapore	156,961	276,849
First Industrial Realty Trust Inc.	United States	56,900	962,179
[a]GLP J-REIT, 144A	Japan	984	1,136,955
Goodman Group	Australia	960,837	4,349,318
Mapletree Logistics Trust	Singapore	1,929,530	1,747,036
Nippon Prologis REIT Inc.	Japan	764	1,777,360
[a]Nippon Prologis REIT Inc., 144A	Japan	880	2,047,221
Prologis Inc.	United States	192,664	7,263,433

Quarterly Statement of Investments | See Notes to Statements of Investments

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

STAG Industrial Inc.	United States	97,352	2,016,160
			22,820,538
Office REITs 11.1%
Alexandria Real Estate Equities Inc.	United States	47,907	3,533,141
Boston Properties Inc.	United States	62,180	7,197,957
Brandywine Realty Trust	United States	173,446	2,440,385
Coresite Realty Corp.	United States	16,987	558,363
Derwent London PLC	United Kingdom	82,299	3,644,011
Digital Realty Trust Inc.	United States	47,543	2,965,732
Douglas Emmett Inc.	United States	80,167	2,057,887
Great Portland Estates PLC	United Kingdom	340,526	3,530,646
Highwoods Properties Inc.	United States	60,717	2,361,891
Japan Real Estate Investment Corp.	Japan	511	2,628,280
Kilroy Realty Corp.	United States	62,318	3,704,182
SL Green Realty Corp.	United States	45,893	4,649,879
			39,272,354
Real Estate Development 2.3%
China Overseas Land & Investment Ltd.	China	288,657	742,029
[b]Howard Hughes Corp.	United States	11,626	1,743,900
Keppel Land Ltd.	Singapore	801,676	2,199,558
KWG Property Holdings Ltd.	China	1,660,500	1,169,780
Sino Land Co. Ltd.	Hong Kong	1,462,288	2,271,216
			8,126,483
Real Estate Operating Companies 7.6%
Castellum AB	Sweden	103,430	1,573,570
Deutsche Euroshop AG	Germany	37,507	1,623,050
[a]Deutsche Euroshop AG, 144A	Germany	9,069	392,445
[b]Gagfah SA	Germany	130,720	2,435,023
[a,b]Gagfah SA, 144A	Germany	19,240	358,398
Global Logistic Properties Ltd.	Singapore	1,631,170	3,465,269
[b]Hemfosa Fastigheter AB	Sweden	40,550	634,902
[a,b]Hemfosa Fastigheter AB, 144A	Sweden	41,930	656,509
[a,b]Hispania Activos Inmobiliarios SAU, 144A	Spain	37,728	500,290
Hong Kong Land Holdings Ltd.	Hong Kong	911,843	6,200,532
Hufvudstaden AB, A	Sweden	173,836	2,165,393
Hysan Development Co. Ltd.	Hong Kong	550,347	2,523,276
LEG Immobilien AG	Germany	6,260	433,789
[a,b]LEG Immobilien AG, 144A	Germany	36,270	2,513,342
Unite Group PLC	United Kingdom	184,395	1,269,084
[a]Unite Group PLC, 144A	United Kingdom	10,284	70,779
			26,815,651
Residential REITs 8.9%
Apartment Investment & Management Co., A	United States	104,405	3,322,167
AvalonBay Communities Inc.	United States	31,767	4,478,194
Boardwalk REIT	Canada	26,736	1,645,329
Camden Property Trust	United States	17,921	1,228,126
Education Realty Trust Inc.	United States	72,600	746,328
Equity Lifestyle Properties Inc.	United States	61,900	2,622,084
Equity Residential	United States	112,328	6,917,158
Essex Property Trust Inc.	United States	28,105	5,023,769
Invincible Investment Corp.	Japan	2,270	730,756
Post Properties Inc.	United States	27,788	1,426,636
UDR Inc.	United States	125,931	3,431,620
			31,572,167
Retail REITs 23.5%
[a]CapitaMall Trust, 144A	Singapore	422,279	632,268
DDR Corp.	United States	154,816	2,590,072
Eurocommercial Properties NV, IDR	Netherlands	38,095	1,677,602
Federal Realty Investment Trust	United States	27,109	3,211,332
Federation Centres	Australia	822,870	1,858,797
General Growth Properties Inc.	United States	247,417	5,826,670
Hammerson PLC	United Kingdom	451,153	4,202,205
Kimco Realty Corp.	United States	84,669	1,855,098

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Klepierre	France	91,700	4,015,061
The Link REIT	Hong Kong	950,288	5,482,913
The Macerich Co.	United States	34,064	2,174,305
[c]Realty Income Corp.	United States	39,203	1,599,090
Regency Centers Corp.	United States	54,493	2,933,358
RioCan REIT	Canada	101,326	2,323,186
[b]Scentre Group	Australia	1,433,513	4,116,769
Simon Property Group Inc.	United States	115,708	19,024,709
Taubman Centers Inc.	United States	28,682	2,093,786
Unibail-Rodamco SE	France	45,004	11,577,402
Weingarten Realty Investors	United States	80,810	2,545,515
Westfield Corp.	Australia	496,559	3,238,979
			82,979,117
Specialized REITs 3.2%
CubeSmart	United States	96,884	1,741,974
Extra Space Storage Inc.	United States	68,504	3,532,752
Public Storage	United States	37,614	6,237,906
			11,512,632
Total Common Stocks and Other Equity Interests (Cost $233,412,844)			350,749,356

Short Term Investments 1.1%
		Principal Amount
Repurchase Agreements (Cost $2,205,016) 0.6%
[d]Joint Repurchase Agreement, 0.006%, 10/01/14 (Maturity Value $2,205,017)	United States	$2,205,016	2,205,016
BNP Paribas Securities Corp. (Maturity Value $308,394)
HSBC Securities (USA) Inc. (Maturity Value $1,295,249)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $601,374)
Collateralized by U.S. Government Agency Securities, 0.125% - 5.50%,
12/29/14 - 12/17/29; [e]U.S. Government Agency Discount Notes, 11/17/14 -
3/19/15; U.S. Government Agency Securities, zero cpn., 12/11/25 - 12/17/29;
and U.S. Government Agency Securities, Strips, 6/01/17 (valued at $2,249,683).
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$1,617,126) 0.5%
Money Market Funds 0.5%
[f]BNY Mellon Overnight Government Fund, 0.026%	United States	1,617,126	1,617,126
Total Investments (Cost $237,234,986) 100.3%			354,571,498

Other Assets, less Liabilities (0.3)%			(890,603)
Net Assets 100.0%			$353,680,895

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $12,925,392, representing 3.65% of net assets.
b Non-income producing.
c A portion or all of the security is on loan at September 30, 2014.
d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2014, all repurchase agreements had been entered into on that date.
e The security is traded on a discount basis with no stated coupon rate.
f The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

IDR - International Depositary Receipt
REIT - Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)
Franklin Growth and Income VIP Fund	Country	Shares	Value
Common Stocks 90.0%
Consumer Discretionary 14.8%
Ford Motor Co.	United States	360,900	$5,337,711
General Motors Co.	United States	32,188	1,028,085
L Brands Inc.	United States	92,400	6,188,952
Lowe's Cos. Inc.	United States	88,600	4,688,712
McDonald's Corp.	United States	59,300	5,622,233
NIKE Inc., B	United States	68,200	6,083,440
Starwood Hotels & Resorts Worldwide Inc.	United States	76,600	6,373,886
Target Corp.	United States	84,700	5,308,996
Wynn Resorts Ltd.	United States	25,900	4,845,372
			45,477,387
Consumer Staples 7.3%
Diageo PLC, ADR	United Kingdom	42,100	4,858,340
Mead Johnson Nutrition Co., A	United States	48,700	4,685,914
Nestle SA	Switzerland	50,600	3,723,511
PepsiCo Inc.	United States	66,900	6,227,721
The Procter & Gamble Co.	United States	34,300	2,872,282
			22,367,768
Energy 6.6%
BP PLC, ADR	United Kingdom	56,500	2,483,175
Chevron Corp.	United States	24,900	2,971,068
Exxon Mobil Corp.	United States	54,244	5,101,648
HollyFrontier Corp.	United States	90,000	3,931,200
Royal Dutch Shell PLC, A, ADR	United Kingdom	76,100	5,793,493
			20,280,584
Financials 12.5%
Aflac Inc.	United States	79,300	4,619,225
Bank of America Corp.	United States	140,800	2,400,640
BlackRock Inc.	United States	19,300	6,336,576
JPMorgan Chase & Co.	United States	102,770	6,190,865
Marsh & McLennan Cos. Inc.	United States	73,100	3,826,054
MetLife Inc.	United States	73,623	3,955,028
T. Rowe Price Group Inc.	United States	66,900	5,244,960
Wells Fargo & Co.	United States	107,500	5,576,025
			38,149,373
Health Care 9.4%
Bristol-Myers Squibb Co.	United States	42,700	2,185,386
Eli Lilly & Co.	United States	84,100	5,453,885
Johnson & Johnson	United States	49,300	5,254,887
Pfizer Inc.	United States	144,400	4,269,908
Roche Holding AG	Switzerland	21,000	6,227,518
Sanofi, ADR	France	97,000	5,473,710
			28,865,294
Industrials 13.9%
The Boeing Co.	United States	32,200	4,101,636
Caterpillar Inc.	United States	48,600	4,812,858
General Electric Co.	United States	181,200	4,642,344
Honeywell International Inc.	United States	58,400	5,438,208
Lockheed Martin Corp.	United States	37,900	6,927,362
Republic Services Inc.	United States	181,300	7,074,326
United Parcel Service Inc., B	United States	45,000	4,423,050
United Technologies Corp.	United States	49,700	5,248,320
			42,668,104
Information Technology 12.4%
CA Inc.	United States	170,900	4,774,946
Cisco Systems Inc.	United States	248,208	6,247,395
Intel Corp.	United States	198,900	6,925,698
Maxim Integrated Products Inc.	United States	182,200	5,509,728
Microsoft Corp.	United States	154,900	7,181,164
Paychex Inc.	United States	53,400	2,360,280

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Seagate Technology PLC	United States	86,300	4,942,401
			37,941,612
Materials 5.6%
BHP Billiton PLC	Australia	125,800	3,497,906
The Dow Chemical Co.	United States	121,300	6,360,972
Freeport-McMoRan Inc., B	United States	91,888	3,000,143
Potash Corp. of Saskatchewan Inc.	Canada	126,300	4,364,928
			17,223,949
Telecommunication Services 2.0%
Verizon Communications Inc.	United States	120,401	6,018,846
Utilities 5.5%
Dominion Resources Inc.	United States	57,100	3,945,039
Duke Energy Corp.	United States	62,103	4,643,441
PG&E Corp.	United States	119,800	5,395,792
Xcel Energy Inc.	United States	97,800	2,973,120
			16,957,392
Total Common Stocks (Cost $203,898,939)			275,950,309
Equity-Linked Securities (Cost $5,125,650) 1.6%
Consumer Discretionary 1.6%
[a]Barclays Bank PLC into Amazon.com Inc., 3.00%, 144A	United States	15,000	4,845,480
Convertible Preferred Stocks 6.4%
Energy 1.0%
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	2,700	3,002,063
Financials 1.7%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	3,100	3,554,150
MetLife Inc., 5.00%, cvt. pfd.	United States	55,100	1,696,529
			5,250,679
Industrials 2.0%
Genesee & Wyoming Inc., 5.00%, cvt. pfd.	United States	9,200	1,135,096
Stanley Black & Decker Inc., 6.25%, cvt., pfd.	United States	45,300	5,127,507
			6,262,603
Utilities 1.7%
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	62,000	3,384,580
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	28,100	1,683,471
			5,068,051
Total Convertible Preferred Stocks (Cost $16,011,683)			19,583,396
Total Investments before Short Term Investments (Cost $225,036,272)			300,379,185
		Principal Amount
Short Term Investments (Cost $307,857) 0.1%
Repurchase Agreements 0.1%
[b]Joint Repurchase Agreement, 0.006%, 10/01/14 (Maturity Value $307,858)	United States	$307,857	307,857
BNP Paribas Securities Corp. (Maturity Value $43,057)
HSBC Securities (USA) Inc. (Maturity Value $180,839)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $83,962)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%, 12/29/14 -
12/17/29; [c] U.S. Government Agency Discount Notes, 11/17/14 - 3/19/15; and U.S.
Government Agency Securities, Strips, 6/01/17 (valued at $314,094)
Total Investments (Cost $225,344,130) 98.1%			300,687,042
Other Assets, less Liabilities 1.9%			5,854,040
Net Assets 100.0%			$306,541,082

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $7,847,543, representing 2.56% of net assets.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited)
b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2014, all repurchase agreements had been entered into on that date.
c The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin High Income VIP Fund	Country	Shares	Value
Common Stocks 0.2%
Materials 0.1%
NewPage Holdings Inc.	United States	5,000	$462,500
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	224	246,708
Total Common Stocks (Cost $1,274,328)			709,208
Convertible Preferred Stocks 0.2%
Transportation 0.2%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	9,300
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	486	534,061
Total Convertible Preferred Stocks (Cost $731,856)			543,361
		Principal Amount*
Corporate Bonds 95.2%
Automobiles & Components 1.2%
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	2,200,000	2,299,000
[b]International Automotive Components Group SA, senior secured note, 144A, 9.125%,
6/01/18	United States	1,600,000	1,692,000
			3,991,000
Banks 5.1%
[c]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	2,500,000	2,718,982
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,700,000	1,761,625
5.00%, 8/15/22	United States	2,700,000	2,716,875
[c]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	2,800,000	2,783,626
[c]JPMorgan Chase & Co., junior sub. bond,
6.00% to 8/01/23, FRN thereafter, Perpetual	United States	2,500,000	2,471,875
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	1,400,000	1,370,055
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	2,000,000	2,126,250
5.125%, 5/28/24	United Kingdom	900,000	887,063
			16,836,351
Capital Goods 2.4%
[b]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	2,500,000	2,725,000
7.75%, 2/01/20	Spain	400,000	429,500
[b,d]AECOM Technology Corp.,
senior bond, 144A, 5.875%, 10/15/24	United States	300,000	306,000
senior note, 144A, 5.75%, 10/15/22	United States	300,000	303,750
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	1,500,000	1,543,125
[b]TransDigm Inc.,
senior sub. bond, 144A, 6.50%, 7/15/24	United States	500,000	498,750
senior sub. note, 144A, 6.00%, 7/15/22	United States	500,000	494,375
[b]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	1,400,000	1,442,000
			7,742,500
Commercial & Professional Services 0.8%
[b]Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,
10/15/18	United Kingdom	1,300,000	1,336,563
[e,f]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	191
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	1,400,000	1,421,840
			2,758,594
Consumer Durables & Apparel 3.2%
KB Home,
senior bond, 7.50%, 9/15/22	United States	2,100,000	2,257,500
senior note, 4.75%, 5/15/19	United States	600,000	585,000
senior note, 7.00%, 12/15/21	United States	700,000	731,500
Springs Industries Inc., secured note, 6.25%, 6/01/21	United States	200,000	197,000
Standard Pacific Corp., senior note, 6.25%, 12/15/21	United States	1,500,000	1,535,625

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
[b]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
7.75%, 4/15/20	United States	1,140,000	1,225,500
5.25%, 4/15/21	United States	900,000	882,000
5.625%, 3/01/24	United States	1,500,000	1,451,250
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,900,000	1,705,250
			10,570,625
Consumer Services 3.4%
[b,d]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	2,000,000	1,997,500
[b]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	2,000,000	1,860,000
Caesars Entertainment Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	3,000,000	2,328,750
[b,e]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	1,700,000	22,100
MGM Resorts International, senior note,
5.25%, 3/31/20	United States	2,900,000	2,907,250
6.625%, 12/15/21	United States	300,000	318,000
Pinnacle Entertainment Inc.,
senior note, 6.375%, 8/01/21	United States	600,000	630,000
senior sub. note, 7.75%, 4/01/22	United States	1,100,000	1,201,750
			11,265,350
Diversified Financials 2.3%
[b]AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 144A, 5.00%,
10/01/21	Netherlands	1,100,000	1,093,125
Ally Financial Inc., senior bond, 5.125%, 9/30/24	United States	800,000	786,000
[b]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	1,100,000	1,108,250
SLM Corp., senior note,
8.45%, 6/15/18	United States	800,000	902,000
5.50%, 1/15/19	United States	3,500,000	3,578,750
			7,468,125
Energy 23.3%
[b,d]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	800,000	824,000
senior note, 144A, 5.50%, 9/15/21	United States	800,000	813,000
[b]CGG SA, senior note, 144A, 6.875%, 1/15/22	France	2,500,000	2,231,250
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	400,000	424,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,700,000	2,877,187
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	United States	3,000,000	3,324,000
[b]Compressco Partners LP/Finance Corp., senior note, 144A, 7.25%, 8/15/22	United States	700,000	703,500
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	1,000,000	1,053,750
6.375%, 3/01/21	United States	300,000	306,000
[b] 144A, 5.875%, 4/15/22	United States	1,100,000	1,087,625
[b]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	2,000,000	2,000,000
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	400,000	411,000
senior note, 7.50%, 10/15/20	United States	2,600,000	2,918,500
Energy XXI Gulf Coast Inc., senior note,
7.50%, 12/15/21	United States	1,000,000	985,000
[b] 144A, 6.875%, 3/15/24	United States	1,200,000	1,131,000
[b]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	1,200,000	1,135,500
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,400,000	1,438,500
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	2,500,000	2,581,250
Halcon Resources Corp., senior note,
8.875%, 5/15/21	United States	2,500,000	2,475,000
9.25%, 2/15/22	United States	1,100,000	1,091,750
[b]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	1,500,000	1,640,625
[b]Kinder Morgan Inc., senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	1,500,000	1,601,250
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	2,000,000	2,077,500
7.75%, 2/01/21	United States	700,000	708,750
6.50%, 9/15/21	United States	300,000	294,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,100,000	1,102,750
[b]Memorial Resource Development Corp., senior note, 144A, 5.875%, 7/01/22	United States	1,100,000	1,078,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	2,000,000	2,005,000
[b]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	1,300,000	1,352,000
[b]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	2,700,000	2,468,813
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	1,000,000	886,250
senior secured note, first lien, 7.50%, 11/01/19	United States	2,000,000	1,865,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	2,500,000	2,631,250
Peabody Energy Corp., senior note,
6.50%, 9/15/20	United States	1,700,000	1,598,000
6.25%, 11/15/21	United States	1,700,000	1,587,375
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	1,200,000	1,266,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior note,
8.375%, 6/01/20	United States	902,000	987,690
6.50%, 5/15/21	United States	600,000	631,500
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	1,500,000	1,477,500
5.25%, 5/01/23	United States	1,500,000	1,462,500
QR Energy LP/QRE Finance Corp. LLC, senior note, 9.25%, 8/01/20	United States	1,900,000	2,166,000
Quicksilver Resources Inc.,
[b,g] secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	1,300,000	1,196,000
senior note, 9.125%, 8/15/19	United States	1,000,000	630,000
[b]Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 144A,
8.375%, 6/01/19	United States	2,500,000	2,662,500
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	2,400,000	2,478,000
first lien, 5.625%, 4/15/23	United States	900,000	913,500
[b] senior secured note, first lien, 144A, 5.75%, 5/15/24	United States	200,000	203,750
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	3,000,000	2,737,500
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,800,000	1,935,000
[b] 144A, 6.125%, 1/15/23	United States	700,000	695,730
[b]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	2,100,000	2,016,000
			76,167,545
Food, Beverage & Tobacco 2.9%
[b]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	2,100,000	2,086,875
[b]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	600,000	583,125
senior note, 144A, 8.25%, 2/01/20	United States	2,600,000	2,782,000
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	1,600,000	1,588,000
[b] 144A, 6.75%, 12/01/21	United States	1,100,000	1,045,000
[b] 144A, 6.00%, 12/15/22	United States	300,000	276,000
WhiteWave Foods Co., senior note, 5.375%, 10/01/22	United States	1,100,000	1,113,750
			9,474,750
Health Care Equipment & Services 5.3%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	2,200,000	2,315,500
senior sub. note, 6.50%, 6/15/20	United States	300,000	300,750
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	United States	1,700,000	1,819,340
7.125%, 7/15/20	United States	700,000	742,000
[b] 144A, 6.875%, 2/01/22	United States	1,300,000	1,361,750
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	1,400,000	1,378,125
HCA Inc.,
senior note, 5.875%, 5/01/23	United States	2,500,000	2,562,500
senior secured note, 5.875%, 3/15/22	United States	1,000,000	1,053,750
senior secured note, first lien, 5.00%, 3/15/24	United States	2,300,000	2,268,375
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	3,000,000	3,300,000
[b] 144A, 5.00%, 3/01/19	United States	200,000	198,000
			17,300,090
Materials 12.1%
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	1,900,000	2,007,825

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

[b]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	600,000	653,250
[b]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	300,000	297,750
7.00%, 11/15/20	Luxembourg	176,471	176,691
6.75%, 1/31/21	Luxembourg	300,000	301,875
6.00%, 6/30/21	Luxembourg	1,900,000	1,837,063
[b]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	2,000,000	1,741,250
[b]BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	2,000,000	2,085,000
[b]Cemex Finance LLC, senior secured note, 144A, 6.00%, 4/01/24	Mexico	1,700,000	1,693,625
[b]Constellium NV, senior note, 144A, 5.75%, 5/15/24	Netherlands	3,200,000	3,216,000
[b]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	3,100,000	3,092,250
[b]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	2,000,000	2,045,000
7.00%, 2/15/21	Canada	1,836,000	1,870,425
[b]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	2,000,000	2,060,000
8.25%, 11/01/19	Australia	500,000	518,750
[b]Ineos Finance PLC, senior secured note, 144A, 7.50%, 5/01/20	Switzerland	500,000	535,000
[b]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	1,300,000	1,301,625
5.875%, 2/15/19	Switzerland	700,000	697,375
Olin Corp., senior bond, 5.50%, 8/15/22	United States	3,200,000	3,312,000
[b]Polymer Group Inc., senior note, 144A, 6.875%, 6/01/19	United States	900,000	898,875
[b]Rain CII Carbon LLC/Corp., second lien, 144A, 8.25%, 1/15/21	United States	1,200,000	1,254,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	1,400,000	1,431,500
senior note, 8.50%, 5/15/18	United States	2,800,000	2,901,500
senior note, 9.00%, 4/15/19	United States	1,200,000	1,255,500
senior note, 9.875%, 8/15/19	United States	200,000	216,250
senior note, 8.25%, 2/15/21	United States	400,000	425,000
[b]Sealed Air Corp., senior note, 144A, 8.375%, 9/15/21	United States	100,000	111,500
[b]Steel Dynamics Inc.,
senior bond, 144A, 5.50%, 10/01/24	United States	800,000	806,000
senior note, 144A, 5.125%, 10/01/21	United States	800,000	812,000
			39,554,879
Media 9.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	900,000	884,250
senior note, 6.50%, 4/30/21	United States	1,500,000	1,569,375
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000	1,027,500
senior sub. note, 7.625%, 3/15/20	United States	1,100,000	1,146,750
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	1,500,000	1,603,425
[b] 144A, 5.25%, 6/01/24	United States	1,000,000	962,500
Gannett Co. Inc.,
[b] senior bond, 144A, 6.375%, 10/15/23	United States	2,000,000	2,085,000
senior note, 5.125%, 7/15/20	United States	1,400,000	1,410,500
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	2,500,000	2,496,875
[b] senior secured note, 144A, 9.00%, 9/15/22	United States	700,000	696,500
[b]The Nielsen Co. (Luxembourg) S.A.R.L., senior note, 144A, 5.50%, 10/01/21	United States	900,000	906,750
[b]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	1,100,000	1,074,562
[b]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	800,000	802,000
[b]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	2,500,000	2,543,750
[b]Univision Communications Inc., senior secured note, 144A,
6.875%, 5/15/19	United States	2,500,000	2,612,500
7.875%, 11/01/20	United States	700,000	753,375
[b]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	1,000,000	1,050,100
[b]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	500,000	537,813
[b]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,700,000	1,763,750
[b]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,100,000	1,100,687

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

[b]WMG Acquisition Corp., senior note, 144A, 5.625%, 4/15/22	United States	2,500,000	2,506,250
			29,534,212
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
[b]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	400,000	417,000
[b,h]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	2,400,000	2,430,000
[b]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	700,000	753,375
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	3,300,000	3,456,750
[b]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	200,000	214,750
5.625%, 12/01/21	United States	300,000	299,625
[b]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	3,000,000	3,093,750
			10,665,250
Retailing 1.0%
[b]American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	2,100,000	2,063,250
[b]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	1,000,000	1,045,625
			3,108,875
Semiconductors & Semiconductor Equipment 0.2%
Freescale Semiconductor Inc., senior note, 8.05%, 2/01/20	United States	710,000	756,150
Software & Services 3.5%
[b]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,500,000	2,412,500
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	3,300,000	3,283,500
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	1,000,000	1,200,000
senior note, 11.25%, 1/15/21	United States	646,000	737,247
[b] senior secured bond, 144A, 8.25%, 1/15/21	United States	2,500,000	2,662,500
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	1,200,000	1,284,000
			11,579,747
Technology Hardware & Equipment 1.5%
[b]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	3,400,000	3,476,500
[b]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	1,300,000	1,293,500
			4,770,000
Telecommunication Services 10.2%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	100,000	107,375
senior note, 6.45%, 6/15/21	United States	400,000	430,000
senior note, 5.80%, 3/15/22	United States	2,500,000	2,575,000
[b]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	2,000,000	2,062,500
[b]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	2,200,000	2,183,500
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	200,000	208,500
senior note, 8.50%, 4/15/20	United States	2,000,000	2,230,000
senior note, 8.75%, 4/15/22	United States	900,000	1,017,000
senior note, 7.875%, 1/15/27	United States	200,000	202,000
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Luxembourg	1,500,000	1,438,125
senior note, 7.50%, 4/01/21	Luxembourg	3,800,000	4,070,750
[b]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	200,000	208,500
[b]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	500,000	505,625
senior note, 144A, 7.875%, 9/15/23	United States	500,000	532,500
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	3,000,000	3,363,750
[b] 144A, 9.00%, 11/15/18	United States	3,000,000	3,476,250
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	400,000	406,000
senior bond, 6.375%, 3/01/25	United States	1,100,000	1,100,000
senior note, 6.542%, 4/28/20	United States	1,600,000	1,646,000
senior note, 6.125%, 1/15/22	United States	200,000	201,750
[b]Wind Acquisition Finance SA,
senior note, first lien, 144A, 7.375%, 4/23/21	Italy	3,500,000	3,521,875

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

senior secured note, 144A, 4.75%, 7/15/20	Italy	2,000,000	1,921,250
			33,408,250
Transportation 1.2%
[b]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	900,000	922,500
senior note, 144A, 9.75%, 5/01/20	United States	500,000	510,000
[b]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	1,000,000	1,042,500
[b]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	1,500,000	1,505,625
			3,980,625
Utilities 3.3%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000	1,165,500
senior note, 5.375%, 1/15/23	United States	1,300,000	1,262,625
[b] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	400,000	416,000
[b] senior secured note, 144A, 7.875%, 1/15/23	United States	782,000	858,245
[b] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	100,000	105,750
[b]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	2,500,000	2,403,125
[b]NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A, 5.125%,
7/15/19	United States	500,000	491,875
[b]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	2,000,000	2,015,000
[b,e]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	2,500,000	2,106,250
			10,824,370
Total Corporate Bonds (Cost $309,918,714)			311,757,288
[g]Senior Floating Rate Interests 1.2%
Capital Goods 0.2%
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	760,128	765,347
Household & Personal Products 0.7%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	2,346,427	2,221,285
Utilities 0.3%
[e]Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 6.75%, 10/10/17	United States	1,431,288	1,065,118
Total Senior Floating Rate Interests (Cost $4,348,335)			4,051,750
		Shares
Escrow Accounts and Litigation Trusts (Cost $—) 0.0%
[a,f]NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Investments before Short Term Investments (Cost $316,273,233)			317,061,607
		Principal Amount*
Short Term Investments (Cost $5,268,793) 1.6%
Repurchase Agreements 1.6%
[i]Joint Repurchase Agreement, 0.006%, 10/01/14 (Maturity Value $5,268,794)	United States	5,268,793	5,268,793
BNP Paribas Securities Corp. (Maturity Value $736,894)
HSBC Securities (USA) Inc. (Maturity Value $3,094,942)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,436,958)
Collateralized by U.S. Government Agency Securities, 0.125% - 5.50%, 12/29/14 - 12/17/29; [j]U.S.
Government Agency Discount Notes, 11/17/14 - 3/19/15; U.S. Government Agency Securities,
zero cpn., 12/11/25 - 12/17/29; and U.S. Government Agency Securities, Strips, 6/01/17
(valued at $5,375,521)
Total Investments (Cost $321,542,026) 98.4%			322,330,400

Other Assets, less Liabilities 1.6%			5,256,746
Net Assets 100.0%			$327,587,146

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $146,393,042, representing 44.69% of net assets.
c Perpetual security with no stated maturity date.
d Security purchased on a when-issued basis.
e Defaulted security or security for which income has been deemed uncollectible.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2014, the aggregate value of these securities was $191, representing less than 0.01% of net assets.
g The coupon rate shown represents the rate at period end.
h Income may be received in additional securities and/or cash.
i At September 30, 2014, all repurchase agreements had been entered into on that date.
j The security is traded on a discount basis with no stated coupon rate.

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy	600,000	$821,850	12/17/14	$-	$(63,683)
Euro	DBAB	Sell	600,000	823,230	12/17/14	65,063	-
Unrealized appreciation (depreciation)						65,063	(63,683)
Net unrealized appreciation (depreciation)						$1,380

a May be comprised of multiple contracts using the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

DBAB Deutsche Bank AG

Selected Portfolio

FRN Floating Rate Note
PIK Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin Income VIP Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 55.1%
Consumer Discretionary 2.2%
[a]Dex Media Inc.	United States	458,876	$4,386,854
Ford Motor Co.	United States	3,000,000	44,370,000
General Motors Co.	United States	1,339,100	42,770,854
Target Corp.	United States	1,181,100	74,031,348
			165,559,056
Consumer Staples 0.7%
PepsiCo Inc.	United States	584,000	54,364,560
Energy 8.2%
BP PLC, ADR	United Kingdom	2,942,400	129,318,480
Canadian Oil Sands Ltd.	Canada	2,212,700	40,830,995
Chevron Corp.	United States	561,000	66,938,520
Eni SpA	Italy	776,500	18,504,712
Exxon Mobil Corp.	United States	884,850	83,220,143
[a]Halcon Resources Corp.	United States	27,885	110,425
Royal Dutch Shell PLC, A, ADR	United Kingdom	1,951,748	148,586,575
Spectra Energy Corp.	United States	600,000	23,556,000
Total SA, B, ADR	France	732,900	47,235,405
Transocean Ltd.	United States	500,000	15,985,000
The Williams Cos. Inc.	United States	563,900	31,211,865
			605,498,120
Financials 4.2%
Banco Santander SA	Spain	2,405,468	23,121,196
Bank of America Corp.	United States	2,909,800	49,612,090
Commonwealth Bank of Australia	Australia	374,700	24,700,284
HSBC Holdings PLC	United Kingdom	4,341,457	44,069,953
JPMorgan Chase & Co.	United States	935,100	56,330,424
MetLife Inc.	United States	500,000	26,860,000
[a]Scentre Group	Australia	5,089,110	14,614,927
Wells Fargo & Co.	United States	1,437,900	74,583,873
			313,892,747
Health Care 6.8%
Eli Lilly & Co.	United States	434,800	28,196,780
Johnson & Johnson	United States	617,800	65,851,302
Merck & Co. Inc.	United States	3,023,200	179,215,296
Pfizer Inc.	United States	3,638,975	107,604,491
Roche Holding AG	Switzerland	257,719	76,426,176
Sanofi, ADR	France	868,292	48,997,717
			506,291,762
Industrials 4.0%
The Boeing Co.	United States	231,800	29,526,684
[a]CEVA Holdings LLC	United Kingdom	13,012	14,313,486
Deere & Co.	United States	224,200	18,382,158
General Electric Co.	United States	4,656,200	119,291,844
Lockheed Martin Corp.	United States	253,200	46,279,896
Republic Services Inc.	United States	527,300	20,575,246
Waste Management Inc.	United States	1,028,200	48,870,346
			297,239,660
Information Technology 4.3%
Apple Inc.	United States	350,000	35,262,500
Cisco Systems Inc.	United States	1,534,600	38,625,882
[a,b]First Data Holdings Inc., B	United States	4,929,600	19,608,618
Intel Corp.	United States	3,679,300	128,113,226
Microsoft Corp.	United States	687,500	31,872,500
QUALCOMM Inc.	United States	200,000	14,954,000
Texas Instruments Inc.	United States	924,800	44,103,712

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Xilinx Inc.	United States	183,400	7,766,990
			320,307,428
Materials 9.0%
[c]Agrium Inc.	Canada	650,000	57,850,000
[a]AngloGold Ashanti Ltd., ADR	South Africa	199,655	2,395,860
Barrick Gold Corp.	Canada	1,500,000	21,990,000
BHP Billiton PLC	Australia	2,784,192	77,415,279
The Dow Chemical Co.	United States	2,525,700	132,447,708
E. I. du Pont de Nemours and Co.	United States	1,047,500	75,168,600
Freeport-McMoRan Inc., B	United States	1,500,000	48,975,000
Goldcorp Inc.	Canada	1,508,600	34,743,058
LyondellBasell Industries NV, A	United States	1,050,000	114,093,000
The Mosaic Co.	United States	200,000	8,882,000
Rio Tinto PLC, ADR	United Kingdom	1,845,100	90,742,018
			664,702,523
Telecommunication Services 2.7%
AT&T Inc.	United States	2,621,000	92,364,040
CenturyLink Inc.	United States	500,000	20,445,000
Telstra Corp. Ltd.	Australia	4,946,331	22,953,029
Verizon Communications Inc.	United States	1,123,892	56,183,361
Vodafone Group PLC	United Kingdom	2,115,279	7,009,902
			198,955,332
Utilities 13.0%
AGL Resources Inc.	United States	290,732	14,926,181
American Electric Power Co. Inc.	United States	1,300,000	67,873,000
Dominion Resources Inc.	United States	800,000	55,272,000
Duke Energy Corp.	United States	1,302,500	97,387,925
[a,d]Dynegy Inc.	United States	1,750,000	50,505,000
[a,d]Dynegy Inc., wts., 10/02/17	United States	242,666	1,004,637
Entergy Corp.	United States	738,100	57,077,273
Exelon Corp.	United States	2,877,200	98,083,748
FirstEnergy Corp.	United States	1,095,900	36,789,363
[e]HK Electric Investments & HK Electric Investments Ltd., 144A	Hong Kong	7,500,000	4,935,831
NextEra Energy Inc.	United States	651,300	61,144,044
PG&E Corp.	United States	1,862,400	83,882,496
Pinnacle West Capital Corp.	United States	260,500	14,233,720
PPL Corp.	United States	1,615,400	53,049,736
Public Service Enterprise Group Inc.	United States	1,823,500	67,907,140
Sempra Energy	United States	368,300	38,811,454
The Southern Co.	United States	1,786,400	77,976,360
TECO Energy Inc.	United States	1,753,700	30,479,306
Xcel Energy Inc.	United States	1,710,964	52,013,306
			963,352,520
Total Common Stocks and Other Equity Interests (Cost $3,226,091,809)			4,090,163,708
Equity-Linked Securities 1.4%
Energy 1.1%
[e]Barclays Bank PLC into Devon Energy Corp., 6.00%, 144A	United States	650,000	43,733,105
[e]Barclays Bank PLC into Weatherford International Inc., 7.50%, 144A	United States	850,000	15,755,260
[e,f]Citigroup Inc. into Cabot Oil & Gas Corp., 6.00%, 144A	United States	696,000	22,929,233
			82,417,598
Information Technology 0.3%
[e]Wells Fargo & Co. into Broadcom Corp., 7.00%, 144A	United States	600,000	18,578,520
Total Equity-Linked Securities (Cost $93,119,233)			100,996,118
Convertible Preferred Stocks 4.0%
Energy 0.5%
Halcon Resources Corp., 5.75%, cvt. pfd., A	United States	10,000	8,102,500
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	200,000	14,302,000
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	121,600	10,338,019
			32,742,519
Financials 2.5%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	78,200	89,656,300

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	167,325		4,318,658
[a]FNMA, 5.38%, cvt. pfd.	United States	475		14,725,000
MetLife Inc., 5.00%, cvt. pfd.	United States	455,925		14,037,931
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	53,000		63,733,030
				186,470,919
Industrials 0.2%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	397		615,350
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	14,711		16,181,990
				16,797,340
Materials 0.4%
Alcoa Inc., 5.375%, cvt. pfd.	United States	495,000		24,700,500
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	160,000		3,380,800
				28,081,300
Utilities 0.4%
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	145,000		8,156,250
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	145,000		8,128,700
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	162,000		8,083,800
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	83,100		4,978,521
				29,347,271
Total Convertible Preferred Stocks (Cost $278,185,838)				293,439,349
Preferred Stocks 0.4%
Financials 0.4%
[a]FHLMC, 8.375%, pfd., Z	United States	745,175		7,675,302
[a]FNMA, 6.75%, pfd.	United States	434,150		3,334,272
[a]FNMA, 7.625%, pfd., R	United States	694,650		5,453,003
[a]FNMA, 8.25%, pfd.	United States	739,375		6,802,250
Morgan Stanley, 6.375%, pfd., I	United States	350,000		8,774,500
Total Preferred Stocks (Cost $74,083,750)				32,039,327
		Principal Amount*
Convertible Bonds 0.9%
Consumer Discretionary 0.4%
[e]Volkswagen International Finance, cvt., sub. note, 144A, 5.50%, 11/09/15	Germany	25,000,000	EUR	32,777,466
Energy 0.3%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	25,000,000		22,437,500
Materials 0.2%
[d]Cemex SAB de CV, cvt., sub. note,
3.25%, 3/15/16	Mexico	1,700,000		2,391,917
3.75%, 3/15/18	Mexico	7,920,000		11,668,179
				14,060,096
Total Convertible Bonds (Cost $66,097,397)				69,275,062
Corporate Bonds 30.4%
Consumer Discretionary 5.3%
[e,f]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	10,000,000		9,987,500
[e]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	5,300,000		5,631,250
[e]Altice SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	3,000,000		3,101,250
Cablevision Systems Corp., senior note, 7.75%, 4/15/18	United States	10,000,000		10,875,000
[e]CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
senior bond, 144A, 5.625%, 2/15/24	United States	1,600,000		1,608,000
senior note, 144A, 5.25%, 2/15/22	United States	1,600,000		1,602,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.75%, 1/15/24	United States	15,000,000		14,981,250
senior note, 6.50%, 4/30/21	United States	15,000,000		15,693,750
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note,
8.00%, 6/15/19	United States	25,000,000		26,656,250
8.25%, 6/15/21	United States	15,400,000		16,863,000
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%, 3/15/20	United States	8,750,000		9,121,875
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	15,400,000		16,461,830
Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	10,000,000		10,287,500
[g]Dex Media Inc., senior sub. note, PIK, 14.00%, 1/29/17	United States	16,547,736		10,756,028

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

DISH DBS Corp., senior bond, 5.00%, 3/15/23	United States	15,000,000	14,428,125
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	4,900,000	5,267,500
6.50%, 3/01/21	United States	12,600,000	13,167,000
HD Supply Inc., senior note, 7.50%, 7/15/20	United States	10,000,000	10,425,000
iHeartCommunications Inc.,
[g] senior note, PIK, 14.00%, 2/01/21	United States	13,465,320	12,314,062
senior secured bond, first lien, 9.00%, 3/01/21	United States	24,100,000	24,069,875
[e] senior secured note, 144A, 9.00%, 9/15/22	United States	14,600,000	14,527,000
senior secured note, first lien, 9.00%, 12/15/19	United States	18,000,000	18,202,500
[e]Jaguar Land Rover Automotive PLC, 144A, 8.125%, 5/15/21	United Kingdom	2,118,000	2,327,153
KB Home,
senior bond, 7.50%, 9/15/22	United States	6,500,000	6,987,500
senior note, 7.25%, 6/15/18	United States	10,600,000	11,395,000
[e]Laureate Education Inc., 144A, 9.25%, 9/01/19	United States	5,000,000	5,050,000
MGM Resorts International, senior note,
10.00%, 11/01/16	United States	10,000,000	11,325,000
8.625%, 2/01/19	United States	3,700,000	4,190,620
5.25%, 3/31/20	United States	5,000,000	5,012,500
6.75%, 10/01/20	United States	5,500,000	5,871,250
[e]Numericable Group SA, senior note, first lien, 144A, 6.00%, 5/15/22	France	10,000,000	10,059,100
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	6,700,000	7,102,000
[e]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	14,600,000	14,855,500
[e]Univision Communications Inc., senior secured note, 144A,
6.875%, 5/15/19	United States	15,000,000	15,675,000
5.125%, 5/15/23	United States	10,000,000	10,175,000
[e]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	7,000,000	7,004,375
Visant Corp., senior note, 10.00%, 10/01/17	United States	12,800,000	11,488,000
			394,545,543
Consumer Staples 0.7%
Alliance One International Inc., secured note, second lien, 9.875%, 7/15/21	United States	10,000,000	9,800,000
[e]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	10,000,000	10,700,000
7.25%, 6/01/21	United States	17,400,000	18,357,000
U.S. Foods Inc., 8.50%, 6/30/19	United States	10,000,000	10,612,500
			49,469,500
Energy 7.0%
[c]Alpha Natural Resources Inc., senior note, 6.25%, 6/01/21	United States	2,500,000	1,465,625
[e]American Energy-Woodford LLC/Finance Corp., senior note, 144A, 9.00%, 9/15/22	United States	5,000,000	4,675,000
Antero Resources Finance Corp., senior note, 5.375%, 11/01/21	United States	2,200,000	2,197,250
Arch Coal Inc., senior note,
7.00%, 6/15/19	United States	5,500,000	2,949,375
7.25%, 6/15/21	United States	12,500,000	6,093,750
Bill Barrett Corp., senior note, 7.00%, 10/15/22	United States	5,000,000	4,987,500
[e,f]California Resources Corp., senior note, 144A, 5.50%, 9/15/21	United States	4,200,000	4,268,250
[e]Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 144A,
6.50%, 4/15/21	United States	5,000,000	4,775,000
CGG SA, senior note, 6.50%, 6/01/21	France	12,500,000	11,062,500
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	22,500,000	23,976,562
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	1,800,000	1,896,750
[e] 144A, 5.875%, 4/15/22	United States	21,500,000	21,258,125
Denbury Resources Inc.,
senior note, 5.50%, 5/01/22	United States	14,000,000	13,912,500
senior sub. note, 4.625%, 7/15/23	United States	5,000,000	4,650,000
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	22,000,000	27,115,000
Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	United States	10,000,000	10,425,000
[e] 144A, 6.875%, 3/15/24	United States	9,000,000	8,482,500
[e]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	13,000,000	12,301,250
EP Energy LLC/Finance Inc., senior note, 9.375%, 5/01/20	United States	10,000,000	10,950,000
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	12,500,000	12,000,000
[e]Gibson Energy Inc., senior note, 144A, 6.75%, 7/15/21	Canada	7,000,000	7,455,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	10,000,000	10,225,000
9.25%, 2/15/22	United States	5,800,000	5,756,500
[e]Hercules Offshore Inc., senior note, 144A, 6.75%, 4/01/22	United States	1,500,000	1,175,625
[e]Kinder Morgan Inc.,
senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	9,800,000	10,461,500
senior secured note, 144A, 5.00%, 2/15/21	United States	2,400,000	2,514,000
Linn Energy LLC/Finance Corp., senior note, 8.625%, 4/15/20	United States	20,000,000	20,775,000
Magnum Hunter Resources Corp., senior note, 9.75%, 5/15/20	United States	5,000,000	5,312,500
Midstates Petroleum Co. Inc./LLC, senior note, 10.75%, 10/01/20	United States	5,000,000	5,237,500
[e]Niska Gas Storage Canada ULC/Finance Corp., senior note, 144A, 6.50%, 4/01/19	United States	11,500,000	10,105,625
[e]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	7,500,000	6,857,813
Offshore Group Investment Ltd., senior secured note, first lien, 7.50%, 11/01/19	United States	6,500,000	6,061,250
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	15,000,000	14,006,250
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	8,600,000	9,073,000
Plains Exploration & Production Co., senior note, 6.50%, 11/15/20	United States	6,642,000	7,290,392
Quicksilver Resources Inc., senior note, 9.125%, 8/15/19	United States	20,000,000	12,600,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 5.875%,
3/01/22	United States	3,900,000	4,085,250
[e]Rice Energy Inc., senior note, 144A, 6.25%, 5/01/22	United States	2,700,000	2,646,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	15,100,000	15,590,750
[e] senior secured note, first lien, 144A, 5.75%, 5/15/24	United States	9,900,000	10,085,625
Sabine Pass LNG LP,
first lien, 6.50%, 11/01/20	United States	10,000,000	10,350,000
senior secured note, 7.50%, 11/30/16	United States	10,000,000	10,651,000
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	26,300,000	23,998,750
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	9,300,000	9,997,500
[e] 144A, 6.125%, 1/15/23	United States	6,200,000	6,162,180
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	20,000,000	20,600,000
7.50%, 3/15/21	United States	15,000,000	14,700,000
8.125%, 10/15/22	United States	10,000,000	10,037,500
7.50%, 2/15/23	United States	6,600,000	6,443,250
Transocean Inc., senior bond, 6.50%, 11/15/20	United States	5,000,000	5,320,885
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	40,500,000	42,120,000
			517,137,582
Financials 3.2%
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	3,900,000	4,192,500
[h]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	5,000,000	5,437,965
[e]Ceridian LLC/Comdata Inc., senior note, 144A, 8.125%, 11/15/17	United States	5,000,000	5,018,750
[h]Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	10,000,000	9,392,630
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	4,500,000	4,504,221
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	16,800,000	16,701,754
junior sub. note, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	12,500,000	12,218,750
E*TRADE Financial Corp., senior note, 6.00%, 11/15/17	United States	12,500,000	12,937,500
International Lease Finance Corp., senior note, 8.75%, 3/15/17	United States	15,000,000	16,762,500
[h]JPMorgan Chase & Co.,
junior sub. note, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	85,000,000	92,692,500
junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	3,200,000	3,164,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,000,000	9,786,110
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	15,000,000	16,842,240
Nationstar Mortgage LLC/Nationstar Capital Corp., senior note, 9.625%, 5/01/19	United States	5,000,000	5,487,500
[e]Nuveen Investments Inc., senior note, 144A, 9.50%, 10/15/20	United States	3,600,000	4,194,000
[h]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	8,000,000	7,600,000
SLM Corp., senior note, 6.125%, 3/25/24	United States	5,000,000	4,887,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

[h]Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	7,900,000	8,067,875
			239,888,295
Health Care 1.8%
[e]CHS/Community Health Systems Inc., senior note, 144A,
5.125%, 8/01/21	United States	2,600,000	2,606,500
6.875%, 2/01/22	United States	6,400,000	6,704,000
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	5,000,000	4,921,875
HCA Inc.,
senior note, 7.50%, 2/15/22	United States	25,000,000	28,187,500
senior note, 5.875%, 5/01/23	United States	7,500,000	7,687,500
senior secured note, 6.50%, 2/15/20	United States	16,500,000	18,046,875
senior secured note, first lien, 5.00%, 3/15/24	United States	10,400,000	10,257,000
[e,g]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	10,200,000	10,327,500
Tenet Healthcare Corp., senior note,
8.00%, 8/01/20	United States	10,426,000	11,025,495
8.125%, 4/01/22	United States	22,500,000	24,750,000
[e] 144A, 5.00%, 3/01/19	United States	3,400,000	3,366,000
[e]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	United States	7,700,000	8,267,875
			136,148,120
Industrials 1.3%
[e]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	12,900,000	14,061,000
[e]Abengoa Greenfield SA, senior note, 144A, 6.50%, 10/01/19	Spain	5,000,000	4,981,250
[e]Algeco Scotsman Global Finance PLC,
senior note, 144A, 10.75%, 10/15/19	United Kingdom	5,000,000	4,825,000
senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	9,900,000	10,178,438
[e]Bombardier Inc., senior bond, 144A, 6.125%, 1/15/23	Canada	7,500,000	7,546,875
[e]CEVA Group PLC,
secured note, 144A, 9.00%, 9/01/21	United Kingdom	5,000,000	5,046,875
senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	12,691,882	11,708,261
Hertz Corp., senior note, 6.75%, 4/15/19	United States	4,500,000	4,668,750
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	16,300,000	16,768,625
[e]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	5,800,000	6,046,500
[e]TransDigm Inc.,
senior sub. bond, 144A, 6.50%, 7/15/24	United States	2,700,000	2,693,250
senior sub. note, 144A, 6.00%, 7/15/22	United States	2,700,000	2,669,625
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	8,800,000	9,504,000
			100,698,449
Information Technology 4.2%
[e]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	16,500,000	15,922,500
[e,g]Boxer Parent Co. Inc., senior note, 144A, PIK, 9.75%, 10/15/19	United States	10,000,000	9,250,000
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	11,157,000	11,882,205
[e,g]CommScope Holdings Co. Inc., senior note, 144A, PIK, 7.375%, 6/01/20	United States	11,200,000	11,592,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	80,000,000	96,000,000
[e] senior secured bond, 144A, 8.25%, 1/15/21	United States	45,000,000	47,925,000
[e,g] senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	33,188,000	35,345,220
Freescale Semiconductor Inc., senior note,
8.05%, 2/01/20	United States	11,498,000	12,245,370
10.75%, 8/01/20	United States	54,846,000	61,016,175
Infor U.S. Inc., senior note, 9.375%, 4/01/19	United States	4,100,000	4,443,375
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	7,500,000	8,025,000
			313,646,845
Materials 2.7%
AngloGold Ashanti Holdings PLC, senior note, 8.50%, 7/30/20	South Africa	6,000,000	6,626,250
[e]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	2,800,000	2,779,000
6.75%, 1/31/21	Luxembourg	3,000,000	3,018,750
[e]Cemex Finance LLC, senior secured note, 144A,
9.375%, 10/12/22	Mexico	7,100,000	8,040,750
6.00%, 4/01/24	Mexico	14,700,000	14,644,875
[d,e]Cemex SAB de CV, senior secured note, 144A,
9.00%, 1/11/18	Mexico	5,581,000	5,915,860
9.50%, 6/15/18	Mexico	12,000,000	13,365,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

[e]Consolidated Minerals Ltd., senior secured note, 144A, 8.00%, 5/15/20	Jersey Islands	5,000,000		4,250,000
Dynacast International LLC/Finance Inc., 9.25%, 7/15/19	United States	5,000,000		5,375,000
[e]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	2,300,000		2,351,750
7.00%, 2/15/21	Canada	2,300,000		2,343,125
[e]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	11,900,000		12,257,000
8.25%, 11/01/19	Australia	15,000,000		15,562,500
HudBay Minerals Inc., senior note, 9.50%, 10/01/20	Canada	10,000,000		10,775,000
[e]Ineos Finance PLC, senior secured note, 144A, 8.375%, 2/15/19	Switzerland	5,100,000		5,492,062
[e]Ineos Group Holdings SA, senior note, 144A, 5.75%, 2/15/19	Switzerland	5,700,000	EUR	7,239,022
[e]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	9,400,000	EUR	12,361,544
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	14,200,000		14,519,500
senior note, 9.00%, 4/15/19	United States	5,000,000		5,231,250
senior note, 9.875%, 8/15/19	United States	16,800,000		18,165,000
senior note, 8.25%, 2/15/21	United States	5,200,000		5,525,000
senior secured note, 6.875%, 2/15/21	United States	10,000,000		10,600,000
Walter Energy Inc.,
[e] first lien, 144A, 9.50%, 10/15/19	United States	10,000,000		9,050,000
senior note, 9.875%, 12/15/20	United States	7,000,000		2,275,000
				197,763,238
Telecommunication Services 3.4%
CenturyLink Inc., senior bond, 6.75%, 12/01/23	United States	1,700,000		1,825,375
Frontier Communications Corp., senior note,
8.50%, 4/15/20	United States	12,900,000		14,383,500
9.25%, 7/01/21	United States	7,400,000		8,482,250
7.125%, 1/15/23	United States	8,800,000		9,020,000
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	13,400,000		12,847,250
[e]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	8,200,000		8,292,250
senior note, 144A, 7.875%, 9/15/23	United States	37,500,000		39,937,500
Sprint Nextel Corp.,
11.50%, 11/15/21	United States	30,000,000		38,550,000
senior note, 9.125%, 3/01/17	United States	13,300,000		15,029,000
senior note, 7.00%, 8/15/20	United States	5,000,000		5,237,500
[e] senior note, 144A, 9.00%, 11/15/18	United States	20,000,000		23,175,000
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	15,000,000		15,412,500
senior note, 6.542%, 4/28/20	United States	11,200,000		11,522,000
senior note, 6.633%, 4/28/21	United States	5,000,000		5,143,750
senior note, 6.731%, 4/28/22	United States	5,000,000		5,131,250
[e]Telecom Italia SpA, senior note, 144A, 5.303%, 5/30/24	Italy	7,500,000		7,392,187
Verizon Communications Inc.,
senior bond, 6.55%, 9/15/43	United States	7,300,000		9,133,804
senior note, 5.15%, 9/15/23	United States	6,900,000		7,637,313
[e]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Italy	15,000,000		15,093,750
				253,246,179
Utilities 0.8%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	10,000,000		9,712,500
senior note, 5.375%, 1/15/23	United States	14,500,000		14,083,125
[e] senior secured note, 144A, 7.875%, 1/15/23	United States	4,448,000		4,881,680
[e]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000		24,031,250
[e]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	6,600,000		6,649,500
				59,358,055
Total Corporate Bonds (Cost $2,148,246,072)				2,261,901,806
[i]Senior Floating Rate Interests 2.4%
Consumer Discretionary 0.9%
Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	United States	1,185,686		1,099,723
iHeartCommunications Inc.,
Tranche B Term Loan, 3.804%, 1/29/16	United States	344,763		342,239
Tranche D Term Loan, 6.904%, 1/30/19	United States	50,864,664		48,655,255

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Tranche E Term Loan, 7.654%, 7/30/19	United States	13,142,769	12,879,913
SuperMedia Inc., Exit Term Loan, 11.60%, 12/31/16	United States	797,916	658,946
			63,636,076
Consumer Staples 0.2%
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	14,812,500	14,770,847
Energy 0.6%
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	14,924,623	14,340,070
Fieldwood Energy LLC, Second Lien Closing Date Loans, 8.375%, 9/30/20	United States	10,000,000	10,054,170
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	25,000,000	22,687,500
			47,081,740
Industrials 0.3%
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	5,418,719	5,265,190
CEVA Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	5,685,714	5,524,621
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	Canada	980,296	952,521
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21	United States	7,842,365	7,620,167
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	6,081,022	6,122,780
			25,485,279
Information Technology 0.4%
First Data Corp., 2018 New Dollar Term Loan, 3.655%, 3/24/18	United States	22,436,455	22,039,150
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	7,714,286	7,723,929
			29,763,079
Total Senior Floating Rate Interests (Cost $180,767,879)			180,737,021
		Shares
Escrows and Litigation Trusts 0.0%†
[a,j]Dynegy Holdings Inc., Escrow Account	United States	149,699,000	—
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	14,000
[a,j]SuperMedia Inc., Litigation Trust	United States	3,472,135	—
Total Escrows and Litigation Trusts (Cost $101,664)			14,000
Total Investments before Short Term Investments (Cost $6,066,693,642)			7,028,566,391

Short Term Investments 4.9%
		Principal Amount*
U.S. Government and Agency Securities 4.0%
[k]FHLB,
10/03/14	United States	100,000,000	100,000,000
10/08/14	United States	112,565,000	112,565,000
10/10/14 - 10/17/14	United States	85,720,000	85,719,964
Total U.S. Government and Agency Securities (Cost $298,284,240)			298,284,964
Total Investments before Money Market Funds and Repurchase Agreements (Cost $6,364,977,882)			7,326,851,355
Repurchase Agreements (Cost $4,314,859) 0.1%
[l]Joint Repurchase Agreement, 0.006%, 10/01/14 (Maturity Value $4,314,860)	United States	4,314,859	4,314,859
BNP Paribas Securities Corp. (Maturity Value $603,476)
HSBC Securities (USA) Inc. (Maturity Value $2,534,592)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,176,792)
Collateralized by U.S. Government Agency Securities, 0.125% - 5.50%, 12/29/14
- 12/17/29; [k]U.S. Government Agency Discount Notes,11/17/14 - 3/19/15;
U.S. Government Agency Securities, zero cpn., 12/11/25 – 12/17/29; and U.S.
Government Agency Securities, Strips, 6/01/17 (valued at $4,402,263).
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$59,888,450) 0.8%
Money Market Funds 0.8%
[m]BNY Mellon Overnight Government Fund, 0.026%	United States	59,888,450	59,888,450

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
Total Investments (Cost $6,429,181,191) 99.5%	7,391,054,664
Other Assets, less Liabilities 0.5%	40,096,385
Net Assets 100.0%	$7,431,151,049

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding restricted securities.
c A portion or all of the security is on loan at September 30, 2014.
d At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $860,993,810, representing 11.59% of net assets.
f A portion or all of the security purchased on a when-issued or delayed delivery basis.
g Income may be received in additional securities and/or cash.
h Perpetual security with no stated maturity date.
i The coupon rate shown represents the rate at period end.
j Security has been deemed illiquid because it may not be able to be sold within seven days.
k The security is traded on a discount basis with no stated coupon rate.
l Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2014, all repurchase agreements had been entered into on that date.
m The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Currency

EUR - Euro

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
L/C - Letter of Credit
MTN - Medium Term Note
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin Large Cap Growth VIP Fund	Shares	Value
Common Stocks 99.0%
Consumer Discretionary 20.5%
[a]Amazon.com Inc.	18,302	$5,901,297
[a]AMC Networks Inc., A	26,415	1,543,164
[a]Buffalo Wild Wings Inc.	10,666	1,432,124
CBS Corp., B	44,608	2,386,528
[a]Chipotle Mexican Grill Inc.	7,195	4,796,115
[a]DISH Network Corp., A	26,884	1,736,169
Harman International Industries Inc.	29,216	2,864,337
[a]Kate Spade & Co.	65,120	1,708,097
Las Vegas Sands Corp.	83,344	5,184,830
[a]Liberty Media Corp., C	32,269	1,516,320
Lowe's Cos. Inc.	48,700	2,577,204
[a]Michael Kors Holdings Ltd.	30,692	2,191,102
[a]Netflix Inc.	8,299	3,744,343
NIKE Inc., B	31,200	2,783,040
[a]The Priceline Group Inc.	5,333	6,178,707
Starbucks Corp.	64,084	4,835,779
Target Corp.	40,918	2,564,740
[a]Under Armour Inc., A	61,977	4,282,611
The Walt Disney Co.	58,201	5,181,635
		63,408,142
Consumer Staples 1.5%
[a]Boston Beer Inc., A	7,019	1,556,534
Mead Johnson Nutrition Co., A	17,100	1,645,362
[a]Monster Beverage Corp.	17,526	1,606,608
		4,808,504
Energy 5.1%
Anadarko Petroleum Corp.	40,687	4,127,289
[a]Diamondback Energy Inc.	9,500	710,410
Halliburton Co.	74,700	4,818,897
Parsley Energy Inc., A	76,206	1,625,474
Schlumberger Ltd.	45,370	4,613,676
		15,895,746
Financials 6.5%
[a]Affiliated Managers Group Inc.	15,475	3,100,571
Aon PLC	26,932	2,361,128
Bank of America Corp.	213,587	3,641,658
BlackRock Inc.	6,800	2,232,576
[a]CBRE Group Inc.	124,216	3,694,184
CBS Outdoor Americas Inc.	69,934	2,093,824
[a]Signature Bank	26,343	2,951,997
		20,075,938
Health Care 22.7%
[a]Actavis PLC	46,770	11,284,666
Allergan Inc.	12,200	2,173,918
[a]Alnylam Pharmaceuticals Inc.	29,325	2,290,282
[a]Biogen Idec Inc.	10,079	3,334,234
[a]Celgene Corp.	91,517	8,673,981
[a]Celldex Therapeutics Inc.	103,265	1,338,314
[a]Envision Healthcare Holdings Inc.	65,064	2,256,420
[a]Gilead Sciences Inc.	119,806	12,753,349
[a]HMS Holdings Corp.	146,300	2,757,755
[a]Illumina Inc.	21,975	3,602,142
[a]Incyte Corp.	33,103	1,623,702
[a]Jazz Pharmaceuticals PLC	19,004	3,051,282
[a]Karyopharm Therapeutics Inc.	52,300	1,827,362
[a]Medivation Inc.	53,103	5,250,294
Perrigo Co. PLC	22,466	3,374,169
[a]Sagent Pharmaceuticals Inc.	51,363	1,597,389

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

[a]Valeant Pharmaceuticals International Inc. (Canada)	23,962	3,143,814
		70,333,073
Industrials 12.0%
Allegiant Travel Co.	13,599	1,681,652
American Airlines Group Inc.	95,595	3,391,711
[a]Colfax Corp.	49,769	2,835,340
Cummins Inc.	16,081	2,122,370
[a]DigitalGlobe Inc.	68,400	1,949,400
Flowserve Corp.	41,301	2,912,546
[a]Hexcel Corp.	43,133	1,712,380
[a]IHS Inc., A	23,614	2,956,237
Kansas City Southern	31,900	3,866,280
Precision Castparts Corp.	27,603	6,538,599
Rockwell Automation Inc.	20,367	2,237,926
Union Pacific Corp.	16,044	1,739,490
[a]United Rentals Inc.	28,967	3,218,234
		37,162,165
Information Technology 25.5%
[a]Adobe Systems Inc.	47,073	3,256,981
[a]Alibaba Group Holding Ltd., ADR (China)	20,000	1,777,000
Apple Inc.	86,933	8,758,500
Avago Technologies Ltd. (Singapore)	26,578	2,312,286
[a]BroadSoft Inc.	71,870	1,512,145
[a]Facebook Inc., A	115,241	9,108,649
[a]Google Inc., A	8,238	4,847,322
[a]Google Inc., C	8,363	4,828,462
[a]LinkedIn Corp., A	9,856	2,047,978
MasterCard Inc., A	113,567	8,394,873
Microsoft Corp.	118,400	5,489,024
Mobileye NV	18,935	1,014,727
[a]NetSuite Inc.	24,222	2,168,838
[a]NXP Semiconductors NV (Netherlands)	38,242	2,616,900
[a]Palo Alto Networks Inc.	21,324	2,091,884
QUALCOMM Inc.	59,038	4,414,271
[a]Salesforce.com Inc.	45,000	2,588,850
[a]ServiceNow Inc.	32,792	1,927,514
[a]Trimble Navigation Ltd.	94,125	2,870,812
[a]Ubiquiti Networks Inc.	45,176	1,695,455
[a]ViaSat Inc.	37,638	2,074,606
Visa Inc., A	15,400	3,285,898
		79,082,975
Materials 2.1%
E. I. du Pont de Nemours and Co.	23,845	1,711,117
LyondellBasell Industries NV, A	29,020	3,153,313
Martin Marietta Materials Inc.	12,340	1,591,120
		6,455,550
Telecommunication Services 3.1%
[a]SBA Communications Corp.	86,507	9,593,626

Total Common Stocks (Cost $245,718,138)		306,815,719

Short Term Investments (Cost $3,415,148) 1.1%	Principal Amount
Repurchase Agreements (Cost $3,415,148) 1.1%
[b]Joint Repurchase Agreement, 0.006%, 10/01/14 (Maturity Value $3,415,149)	$3,415,148	3,415,148
BNP Paribas Securities Corp. (Maturity Value $477,643)
HSBC Securities (USA) Inc. (Maturity Value $2,006,093)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $931,413)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%, 12/29/14 –
12/17/29; [c]U.S. Government Agency Discount Notes, 11/17/14 - 3/19/15; and U.S.
Government Agency Securities, Strips, 6/01/17 (valued at $3,484,328).

Total Investments (Cost $249,133,286) 100.1%		310,230,867

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Other Assets, less Liabilities (0.1)%	(320,048)
Net Assets 100.0%	$309,910,819

a Non-income producing.
b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2014, all repurchase agreements had been entered into on that date.
c The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin Large Cap Value VIP Fund	Shares	Value
Common Stocks 95.6%
Automobiles & Components 3.1%
BorgWarner Inc.	5,800	$305,138
Johnson Controls Inc.	11,000	484,000
		789,138
Banks 7.5%
Bank of America Corp.	19,000	323,950
Citigroup Inc.	8,000	414,560
Comerica Inc.	7,000	349,020
KeyCorp	32,000	426,560
U.S. Bancorp	9,000	376,470
		1,890,560
Capital Goods 12.7%
3M Co.	2,000	283,360
Dover Corp.	4,000	321,320
Eaton Corp. PLC	6,200	392,894
General Dynamics Corp.	3,100	393,979
General Electric Co.	12,600	322,812
Illinois Tool Works Inc.	3,000	253,260
Parker Hannifin Corp.	3,300	376,695
Pentair PLC (United Kingdom)	2,500	163,725
Rockwell Automation Inc.	1,800	197,784
Stanley Black & Decker Inc.	1,500	133,185
United Technologies Corp.	3,500	369,600
		3,208,614
Consumer Durables & Apparel 1.8%
NIKE Inc., B	5,000	446,000

Consumer Services 0.4%
McDonald's Corp.	1,000	94,810

Diversified Financials 4.3%
[a]Berkshire Hathaway Inc., A	1	206,900
Capital One Financial Corp.	2,500	204,050
Northern Trust Corp.	4,000	272,120
State Street Corp.	5,600	412,216
		1,095,286
Energy 15.7%
Apache Corp.	4,200	394,254
Baker Hughes Inc.	5,000	325,300
Chevron Corp.	2,700	322,164
ConocoPhillips	5,000	382,600
Denbury Resources Inc.	13,000	195,390
Devon Energy Corp.	6,000	409,080
Ensco PLC, A	5,500	227,205
Exxon Mobil Corp.	4,000	376,200
HollyFrontier Corp.	5,500	240,240
Occidental Petroleum Corp.	3,500	336,525
Phillips 66	2,200	178,882
Schlumberger Ltd.	2,300	233,887
Valero Energy Corp.	7,500	347,025
		3,968,752
Food & Staples Retailing 3.2%
CVS Health Corp.	5,000	397,950
Wal-Mart Stores Inc.	900	68,823
Walgreen Co.	5,700	337,839
		804,612
Food, Beverage & Tobacco 2.9%
Archer-Daniels-Midland Co.	6,000	306,600

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Bunge Ltd.	5,000	421,150
		727,750
Health Care Equipment & Services 2.9%
Abbott Laboratories	3,200	133,088
Becton, Dickinson and Co.	3,600	409,716
Covidien PLC	2,300	198,973
		741,777
Household & Personal Products 1.0%
The Procter & Gamble Co.	3,000	251,220

Insurance 10.3%
Aflac Inc.	7,100	413,575
The Allstate Corp.	6,000	368,220
The Chubb Corp.	3,000	273,240
MetLife Inc.	9,000	483,480
Principal Financial Group Inc.	2,000	104,940
The Progressive Corp.	13,000	328,640
Prudential Financial Inc.	5,100	448,494
The Travelers Cos. Inc.	1,800	169,092
		2,589,681
Materials 4.6%
Air Products and Chemicals Inc.	1,000	130,180
Alcoa Inc.	28,000	450,520
Nucor Corp.	7,300	396,244
Praxair Inc.	1,400	180,600
		1,157,544
Pharmaceuticals, Biotechnology & Life Sciences 6.3%
[a]Gilead Sciences Inc.	4,500	479,025
Merck & Co. Inc.	7,000	414,960
Pfizer Inc.	11,900	351,883
Teva Pharmaceutical Industries Ltd., ADR (Israel)	6,500	349,375
		1,595,243
Retailing 4.3%
The Home Depot Inc.	4,000	366,960
Nordstrom Inc.	4,900	335,013
Target Corp.	6,000	376,080
		1,078,053
Semiconductors & Semiconductor Equipment 2.7%
[a]First Solar Inc.	3,000	197,430
Maxim Integrated Products Inc.	6,500	196,560
Microchip Technology Inc.	6,000	283,380
		677,370
Software & Services 5.3%
International Business Machines Corp.	1,800	341,694
Microsoft Corp.	5,500	254,980
Symantec Corp.	3,000	70,530
[a]Teradata Corp.	6,000	251,520
Xerox Corp.	31,000	410,130
		1,328,854
Technology Hardware & Equipment 5.0%
Cisco Systems Inc.	14,400	362,448
Corning Inc.	26,000	502,840
EMC Corp.	4,000	117,040
QUALCOMM Inc.	3,000	224,310
TE Connectivity Ltd.	1,000	55,290
		1,261,928
Transportation 1.3%
Norfolk Southern Corp.	3,000	334,800

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Utilities 0.3%
Exelon Corp.	2,500	85,225
Total Common Stocks (Cost $14,270,875)		24,127,217

Short Term Investments (Cost $1,011,052) 4.0%
Money Market Funds 4.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,011,052	1,011,052
Total Investments (Cost $15,281,927) 99.6%		25,138,269
Other Assets, less Liabilities 0.4%		90,757
Net Assets 100.0%		$25,229,026

a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2014 (unaudited)

Franklin Managed Volatility Global Allocation VIP Fund	Country	Shares/Units	Value
Common Stocks 4.5%
Automobiles & Components 0.6%
Astra International Tbk PT	Indonesia	74,000	$42,815
Brilliance China Automotive Holdings Ltd.	China	52,000	90,544
			133,359
Banks 0.7%
Akbank TAS	Turkey	2,000	6,518
ICICI Bank Ltd., ADR	India	1,500	73,650
Kasikornbank PCL, fgn.	Thailand	2,100	15,150
[a]National Bank of Greece SA	Greece	1,134	3,322
Sberbank of Russia, ADR	Russia	4,615	36,551
			135,191
Capital Goods 0.0%†
Hyundai Development Co.	South Korea	190	7,690
Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont SA	Switzerland	160	13,132
Fila Korea Ltd.	South Korea	480	53,690
LF Corp.	South Korea	1,087	36,063
			102,885
Consumer Services 0.0%†
[a]Bloomberry Resorts Corp.	Philippines	16,000	4,797
Energy 0.4%
China Petroleum and Chemical Corp., H	China	8,000	7,006
Gazprom OAO, ADR	Russia	1,300	9,152
[b]LUKOIL Holdings, ADR	Russia	800	40,800
PetroChina Co. Ltd., H	China	6,000	7,688
SK Innovation Co. Ltd.	South Korea	99	7,611
Yanzhou Coal Mining Co. Ltd., H	China	4,000	3,287
			75,544
Food & Staples Retailing 0.1%
Bizim Toptan Satis Magazalari AS	Turkey	3,016	24,571
[c]O'Key Group SA, GDR, Reg S	Russia	459	3,351
			27,922
Food, Beverage & Tobacco 0.6%
Eastern Tobacco	Egypt	2,100	52,867
Pinar Sut Mamulleri Sanayii AS	Turkey	4,260	43,781
Thai Beverage PCL, fgn.	Thailand	61,000	36,581
			133,229
Household & Personal Products 0.2%
Avon Products Inc.	United States	2,927	36,880
Materials 0.1%
Compania de Minas Buenaventura SA, ADR	Peru	1,200	13,896
Kumba Iron Ore Ltd.	South Africa	47	1,110
Semen Indonesia (Persero) Tbk PT	Indonesia	6,500	8,228
			23,234
Real Estate 0.1%
Land and Houses PCL, fgn.	Thailand	33,700	10,806
Semiconductors & Semiconductor Equipment 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	7,000	27,613
Software & Services 0.6%
[a,c]Mail.ru Group Ltd., GDR, Reg S	Russia	558	15,685
Travelsky Technology Ltd., H	China	90,000	97,133
[a]Yandex NV, A	Russia	636	17,678
			130,496
Telecommunication Services 0.1%
China Unicom (Hong Kong) Ltd.	China	12,000	17,927
Transportation 0.4%
[a]China Shipping Development Co. Ltd., H	China	20,000	12,544

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2014 (unaudited) (continued)

COSCO Pacific Ltd.	China	44,942			59,732
					72,276
Total Common Stocks (Cost $905,145)					939,849
[d]Exchange Traded Funds 52.5%
Domestic Equity 22.2%
iShares MSCI USA Minimum Volatility Index Fund, ETF	United States	122,000			4,596,960
Foreign Equity 30.3%
iShares MSCI EAFE Minimum Volatility Index Fund, ETF	United States	100,100			6,266,260
Total Exchange Traded Funds (Cost $9,892,641)					10,863,220
Exchange Traded Notes (Cost $927,123) 4.0%
Diversified Financials 4.0%
[a,e,f]iPath Bloomberg Commodity Index Total Return ETN, 6/12/36	United States	23,800			818,006

Preferred Stocks 0.5%
Banks 0.2%
Banco Bradesco SA, ADR, pfd.	Brazil	3,500			49,875
Energy 0.1%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	1,040			15,486
Materials 0.2%
Vale SA, ADR, pfd., A	Brazil	3,500			33,985
Total Preferred Stocks (Cost $134,249)					99,346
		Principal Amount*
Foreign Government and Agency Securities 24.7%
Development Bank of Japan,
1.70%, 9/20/22	Japan	10,000,000		JPY	100,538
senior bond, 2.30%, 3/19/26	Japan	10,000,000		JPY	107,578
Government of Canada, 2.75%, 6/01/22	Canada	160,000		CAD	151,163
[c]Government of Finland, senior bond, Reg S, 4.375%, 7/04/19	Finland	150,000		EUR	226,464
Government of France,
2.25%, 5/25/24	France	150,000		EUR	207,763
1.75%, 11/25/24	France	200,000		EUR	263,510
Government of Ireland, 5.50%, 10/18/17	Ireland	150,000		EUR	220,194
Government of Japan, senior bond,
0.40%, 6/20/16	Japan	35,000,000		JPY	320,986
1.20%, 6/20/21	Japan	30,000,000		JPY	290,832
1.90%, 6/20/31	Japan	15,000,000		JPY	153,951
34, 2.20%, 3/20/41	Japan	15,000,000		JPY	156,056
Government of Malaysia, 3.197%, 10/15/15	Malaysia	500,000		MYR	152,323
Government of Mexico, 8.00%, 12/07/23	Mexico	15,000	[g]	MXN	126,898
Government of Poland,
3.25%, 7/25/25	Poland	360,000		PLN	110,767
5.75%, 4/25/29	Poland	250,000		PLN	97,067
Government of Singapore, senior note, 1.375%, 10/01/14	Singapore	200,000		SGD	156,783
Government of Spain, 5.75%, 7/30/32	Spain	150,000		EUR	262,203
[c]Government of the Netherlands, Reg S, 1.75%, 7/15/23	Netherlands	200,000		EUR	269,828
Italy Treasury Bond,
[c] Reg S, 3.50%, 3/01/30	Italy	150,000		EUR	202,321
senior bond, 4.25%, 9/01/19	Italy	150,000		EUR	218,727
senior bond, 5.50%, 9/01/22	Italy	150,000		EUR	238,816
[c] senior bond, Reg S, 4.75%, 9/01/44	Italy	200,000		EUR	304,442
Queensland Treasury Corp.,
senior bond, 5.75%, 7/22/24	Australia	150,000		AUD	150,306
senior note, 6.00%, 7/21/22	Australia	150,000		AUD	151,292
[c]U.K. Treasury Note, Reg S, 4.00%, 3/07/22	United Kingdom	250,000		GBP	458,342
Total Foreign Government and Agency Securities (Cost $5,300,348)					5,099,150
U.S. Government and Agency Securities 8.5%
U.S. Treasury Bond, 4.25%, 5/15/39	United States	100,000			119,680
U.S. Treasury Note,
0.25%, 1/15/15	United States	400,000			400,266
4.625%, 11/15/16	United States	300,000			324,891
4.00%, 8/15/18	United States	300,000			328,875

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2014 (unaudited) (continued)

2.00%, 11/15/21	United States	300,000	295,453
1.75%, 5/15/22	United States	300,000	288,562
Total U.S. Government and Agency Securities (Cost $1,793,907)			1,757,727
Total Investments before Short Term Investments (Cost $18,953,413)			19,577,298
		Shares
Short Term Investments (Cost $918,780) 4.4%
Money Market Funds 4.4%
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	918,780	918,780
Total Investments (Cost $19,872,193) 99.1%			20,496,078
Other Assets, less Liabilities 0.9%			176,097
Net Assets 100.0%			$20,672,175

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2014, the aggregate value of these securities was $1,480,433, representing 7.16% of net assets.
d See Note 9 regarding exchange traded funds.
e The security is owned by MVGAF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 11.
f Security does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.
g Principal amount is stated in 100 Mexican Peso Units.
h Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Australian Dollar	BZWS	Sell	330,000	$306,726	12/10/14	$19,278	$ -
British Pound	BZWS	Sell	20,000	32,609	12/10/14	203	-
Euro	BZWS	Sell	580,000	751,579	12/10/14	18,726	-
Net unrealized appreciation (depreciation)						$38,207

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC

Currency

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2014 (unaudited) (continued)

JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
SGD	-	Singapore Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin Mutual Global Discovery VIP Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 91.0%
Aerospace & Defense 1.6%
[a]B/E Aerospace Inc.	United States	65,840	$5,526,609
Safran SA	France	101,646	6,595,586
			12,122,195
Auto Components 0.8%
Cie Generale des Etablissements Michelin, B	France	30,800	2,904,852
[a,b]International Automotive Components Group Brazil LLC	Brazil	424,073	66,164
[a,b,c]International Automotive Components Group North America, LLC	United States	4,052,916	3,276,782
			6,247,798
Automobiles 1.3%
General Motors Co.	United States	214,110	6,838,674
Hyundai Motor Co.	South Korea	16,675	3,011,126
			9,849,800
Banks 15.1%
[a,b,d]The Bankshares Inc.	United States	800,000	4,132,633
Barclays PLC	United Kingdom	1,425,701	5,257,482
BNP Paribas SA	France	117,870	7,818,024
[a]Capital Bank Financial Corp., A	United States	78,494	1,874,437
[a,e]Capital Bank Financial Corp., B, 144A, non-voting	United States	269,922	6,445,737
CIT Group Inc.	United States	108,462	4,984,914
Citigroup Inc.	United States	229,050	11,869,371
Citizens Financial Group Inc.	United States	90,443	2,118,175
[a]Commerzbank AG	Germany	215,034	3,215,347
HSBC Holdings PLC	United Kingdom	586,355	5,952,066
Industrial and Commercial Bank of China Ltd., H	China	9,380,679	5,835,251
[a]ING Groep NV, IDR	Netherlands	756,040	10,798,821
JPMorgan Chase & Co.	United States	131,280	7,908,307
KB Financial Group Inc.	South Korea	89,077	3,255,053
PNC Financial Services Group Inc.	United States	112,821	9,655,221
Societe Generale SA	France	76,594	3,909,849
SunTrust Banks Inc.	United States	111,578	4,243,311
Wells Fargo & Co.	United States	307,140	15,931,352
			115,205,351
Beverages 1.2%
Coca-Cola Enterprises Inc.	United States	19,931	884,139
PepsiCo Inc.	United States	90,367	8,412,264
			9,296,403
Capital Markets 1.0%
Credit Suisse Group AG	Switzerland	264,483	7,333,436

Communications Equipment 1.2%
Cisco Systems Inc.	United States	359,180	9,040,561

Consumer Finance 0.5%
[a]Ally Financial Inc.	United States	151,600	3,508,024

Diversified Consumer Services 0.1%
[a]Cengage Learning Holdings II LP	United States	22,762	711,313

Diversified Telecommunication Services 0.0%
[a,f,g]Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—

Energy Equipment & Services 2.2%
Baker Hughes Inc.	United States	141,757	9,222,710
Ensco PLC, A	United States	83,364	3,443,767

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Transocean Ltd.	United States	120,473	3,851,522
			16,517,999
Food & Staples Retailing 3.5%
CVS Health Corp.	United States	46,236	3,679,923
Empire Co. Ltd., A	Canada	72,193	5,022,430
[a]Metro AG	Germany	318,004	10,473,918
Tesco PLC	United Kingdom	544,896	1,644,965
Walgreen Co.	United States	102,904	6,099,120
			26,920,356
Health Care Equipment & Supplies 2.7%
Medtronic Inc.	United States	257,980	15,981,861
Stryker Corp.	United States	55,904	4,514,248
			20,496,109
Health Care Providers & Services 1.6%
Cigna Corp.	United States	132,806	12,044,176

Hotels, Restaurants & Leisure 1.4%
Accor SA	France	233,913	10,373,278

Independent Power & Renewable Electricity Producers 1.2%
NRG Energy Inc.	United States	299,277	9,121,963

Industrial Conglomerates 2.4%
Jardine Matheson Holdings Ltd.	Hong Kong	87,097	5,190,981
Jardine Strategic Holdings Ltd.	Hong Kong	371,698	12,953,675
Siemens AG	Germany	3,785	451,096
			18,595,752
Insurance 7.5%
ACE Ltd.	United States	129,550	13,585,909
[a]Alleghany Corp.	United States	2,730	1,141,550
The Allstate Corp.	United States	104,847	6,434,460
American International Group Inc.	United States	243,553	13,156,733
China Pacific Insurance (Group) Co. Ltd., H	China	1,127,908	3,965,651
E-L Financial Corp. Ltd.	Canada	5,378	3,319,219
MetLife Inc.	United States	63,096	3,389,517
[a,b]Olympus Re Holdings Ltd.	United States	2,140	—
PartnerRe Ltd.	United States	58,470	6,425,268
PICC Property and Casualty Co. Ltd., H	China	165,907	294,009
Zurich Insurance Group AG	Switzerland	17,558	5,238,065
			56,950,381
IT Services 1.1%
Xerox Corp.	United States	612,817	8,107,569

Marine 2.0%
A.P. Moeller-Maersk AS, B	Denmark	6,595	15,665,083

Media 5.8%
CBS Corp., B	United States	91,632	4,902,312
Comcast Corp., Special A	United States	48,623	2,601,330
[a]DIRECTV	United States	93,680	8,105,193
Reed Elsevier PLC	United Kingdom	229,978	3,683,890
Time Warner Cable Inc.	United States	62,129	8,914,890
Time Warner Inc.	United States	66,132	4,973,788
[a]Tribune Media Co., A	United States	43,818	2,883,224
[a]Tribune Media Co., B	United States	26,867	1,767,849
[a]Tribune Publishing Co.	United States	17,670	356,581
Twenty-First Century Fox Inc., B	United States	170,160	5,668,030
			43,857,087
Metals & Mining 2.4%
Anglo American PLC	United Kingdom	217,214	4,874,020
Freeport-McMoRan Inc., B	United States	135,280	4,416,892

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
[a]ThyssenKrupp AG	Germany	344,296	9,033,207
			18,324,119
Multiline Retail 0.5%
Kohl's Corp.	United States	60,518	3,693,414
Oil, Gas & Consumable Fuels 8.5%
Apache Corp.	United States	149,500	14,033,565
BG Group PLC	United Kingdom	224,778	4,154,531
BP PLC	United Kingdom	1,028,014	7,557,738
China Shenhua Energy Co. Ltd., H	China	2,000,418	5,577,721
CONSOL Energy Inc.	United States	114,311	4,327,814
Marathon Oil Corp.	United States	178,885	6,724,287
Royal Dutch Shell PLC, A	United Kingdom	469,862	17,994,514
Talisman Energy Inc.	Canada	468,250	4,050,363
			64,420,533
Paper & Forest Products 0.2%
NewPage Holdings Inc.	United States	19,416	1,795,980
Personal Products 0.6%
Avon Products Inc.	United States	395,820	4,987,332
Pharmaceuticals 8.3%
AstraZeneca PLC	United Kingdom	47,651	3,431,350
Eli Lilly & Co.	United States	118,220	7,666,567
[a]Hospira Inc.	United States	44,053	2,292,077
Merck & Co. Inc.	United States	346,558	20,543,958
Novartis AG, ADR	Switzerland	60,628	5,706,914
Shire PLC	Ireland	110,609	9,576,242
Teva Pharmaceutical Industries Ltd., ADR	Israel	257,877	13,860,889
			63,077,997
Real Estate Management & Development 0.5%
[g]Canary Wharf Group PLC	United Kingdom	487,324	3,597,642
Road & Rail 0.3%
[a]CAR Inc.	China	1,679,413	2,573,846
Semiconductors & Semiconductor Equipment 0.3%
[a]SK Hynix Semiconductor Inc.	South Korea	53,632	2,376,697
Software 4.8%
[a]Check Point Software Technologies Ltd.	Israel	106,122	7,347,887
Microsoft Corp.	United States	438,712	20,338,689
Symantec Corp.	United States	364,800	8,576,448
			36,263,024
Specialty Retail 0.9%
Kingfisher PLC	United Kingdom	1,354,320	7,112,063
Technology Hardware, Storage & Peripherals 2.8%
Apple Inc.	United States	159,297	16,049,173
Hewlett-Packard Co.	United States	146,350	5,191,034
			21,240,207
Tobacco 5.1%
Altria Group Inc.	United States	176,234	8,096,190
British American Tobacco PLC	United Kingdom	220,778	12,463,727
Lorillard Inc.	United States	197,019	11,803,408
Philip Morris International Inc.	United States	75,124	6,265,342
			38,628,667
Wireless Telecommunication Services 1.6%
Vodafone Group PLC	United Kingdom	3,618,505	11,991,498
Total Common Stocks and Other Equity Interests (Cost $510,641,496)			692,047,653

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
Preferred Stocks 0.9%
Automobiles 0.1%
Volkswagen AG, pfd.	Germany	4,196	871,177

Diversified Financial Services 0.8%
[a,b]Hightower Holding LLC, pfd., A, Series 2	United States	2,172,000	5,741,899

Total Preferred Stocks (Cost $6,498,701)			6,613,076
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 2.7%
[e]Avaya Inc., senior note, 144A, 10.50%, 3/01/21	United States	179,000	157,520
[h]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	147,260	147,481
[h,i]Caesars Entertainment Operating Co. Inc., Senior Tranche, first lien, B7, FRN, 9.75%,
3/01/17	United States	1,179,783	1,120,701
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	5,184,000	5,242,320
[h] Tranche B Term Loan, 3.65%, 1/29/16	United States	49,521	49,158
[h] Tranche C Term Loan, 3.65%, 1/29/16	United States	7,331	7,240
[h] Tranche D Term Loan, 6.75%, 1/30/19	United States	6,889,154	6,589,910
[h] Tranche E Term Loan, 7.50%, 7/30/19	United States	2,213,881	2,169,603
[h]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	724,825	724,825
[e]NGPL PipeCo LLC,
secured note, 144A, 7.119%, 12/15/17	United States	1,086,000	1,091,430
[j]senior secured note, 144A, 9.625%, 6/01/19	United States	2,369,000	2,522,985
Walter Energy Inc.,
[h,i]B Term Loan, 7.25%, 4/01/18	United States	209,000	185,226
[e] first lien, 144A, 9.50%, 10/15/19	United States	525,000	475,125
[e,k]second lien, 144A, PIK, 11.00%, 4/01/20	United States	145,000	66,700
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $19,728,128)			20,550,224
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.2%
[b,l]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	595	—
[h,l]Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.65%, 10/10/17	United States	5,912,264	4,399,712
[e,l]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	5,895,000	4,966,537
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $10,616,177)			9,366,249
		Shares
Companies in Liquidation 0.6%
[a]Adelphia Recovery Trust	United States	5,379,562	11,835
[a,f]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	4,757
[a,f,g]Century Communications Corp., Contingent Distribution	United States	1,074,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	2,077,368	—
[a,m]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	17,348,669	4,358,853
[a,f,g]NewPage Corp. Litigation Trust, Contingent Distribution	United States	4,854,000	—
[a,f,g]Tribune Media Litigation Trust, Contingent Distribution	United States	56,883	—
Total Companies in Liquidation (Cost $5,290,113)			4,375,445
		Principal Amount*
Municipal Bonds (Cost $2,110,413) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	2,261,000	1,995,333

Total Investments before Short Term Investments (Cost $554,885,028)			734,947,980
Short Term Investments 2.3%

U.S. Government and Agency Securities (Cost $15,998,212) 2.1%
[n,o]U.S. Treasury Bills, 10/02/14 - 3/12/15	United States	16,000,000	15,999,243

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Total Investments before Money Market Funds and Repurchase Agreements (Cost $570,883,240)			750,947,223
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$468,420) 0.1%
Money Market Funds 0.1%
[p]BNY Mellon Overnight Government Fund, 0.026%	United States	468,420	468,420
		Principal Amount*
[q]Repurchase Agreements (Cost $1,700,000) 0.1%
Credit Suisse Securities (USA) LLC, zero cpn., 10/01/14 (Maturity Value	United States	1,700,000	1,700,000
$1,700,000)
Collateralized by U.S. Treasury Notes, 2.00%, 8/31/21 (valued at $1,735,093)
Total Investments (Cost $573,051,660) 99.0%			753,115,643
Securities Sold Short (1.3)%			(10,015,938)
Other Assets, less Liabilities 2.3%			17,310,447
Net Assets 100.0%			$760,410,152
		Shares
Securities Sold Short (1.3)%
Common Stocks (1.3)%
Diversified Telecommunication Services (0.6)%
AT&T Inc.	United States	121,783	$(4,291,633)
Pharmaceuticals (0.7)%
AbbVie Inc.	United States	99,105	(5,724,305)
Total Securities Sold Short (Proceeds $9,778,326)			$(10,015,938)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding restricted securities.
c At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
d See Note 7 regarding holdings of 5% voting securities.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $15,726,034, representing 2.07% of net assets.
f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2014, the aggregate value of these securities was $3,597,642, representing 0.47% of net assets.
h The coupon rate shown represents the rate at period end.
i A portion or all of the security purchased on a delayed delivery basis.
j A portion or all of the security is on loan at September 30, 2014.
k Income may be received in additional securities and/or cash.
l Defaulted security or security for which income has been deemed uncollectible.
m Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
n The security is traded on a discount basis with no stated coupon rate.
o Security or a portion of the security has been pledged as collateral for securities sold short, open futures and forward contracts. At September 30, 2014, the aggregate value of these securities and/or cash pledged as collateral was $11,226,302, representing 1.48% of net assets.
p The rate shown is the annualized seven-day yield at period end.
q At September 30, 2014, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

At September 30, 2014, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD	Short	2	$261,975	12/15/14	$6,868	$-
EUR/USD	Short	244	38,536,750	12/15/14	953,157	-
GBP/USD	Short	197	19,935,169	12/15/14	-	(16,371)
Unrealized appreciation (depreciation)					960,025	(16,371)
Net unrealized appreciation (depreciation)					$943,654

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	FBCO	Buy	12,639	$16,358	10/16/14	$-	$(395)
British Pound	BOFA	Sell	3,854,240	6,466,644	10/22/14	219,013	-
British Pound	DBAB	Buy	275,120	460,979	10/22/14	-	(15,016)
British Pound	HSBC	Buy	28,817	49,070	10/22/14	-	(2,359)
British Pound	SCBT	Buy	93,620	160,162	10/22/14	-	(8,407)
British Pound	SSBT	Buy	14,587	24,941	10/22/14	-	(1,295)
British Pound	SSBT	Sell	4,506,805	7,559,187	10/22/14	253,763	-
Euro	BOFA	Buy	152,331	198,238	11/17/14	-	(5,795)
Euro	BOFA	Sell	5,932,560	8,138,327	11/17/14	643,602	-
Euro	BONY	Buy	345,000	460,680	11/17/14	-	(24,834)
Euro	BZWS	Sell	7,494,892	10,284,229	11/17/14	815,778	-
Euro	DBAB	Buy	22,154	28,317	11/17/14	-	(330)
Euro	DBAB	Sell	598,131	814,257	11/17/14	58,626	-
Euro	FBCO	Buy	100,079	127,243	11/17/14	-	(811)
Euro	HSBC	Buy	155,881	198,207	11/17/14	-	(1,279)
Euro	HSBC	Sell	1,035,802	1,420,044	11/17/14	111,494	-
Euro	SCBT	Sell	160,000	217,947	11/17/14	15,816	-
Euro	SSBT	Buy	297,563	385,406	11/17/14	-	(9,488)
Euro	SSBT	Sell	67,534	92,095	11/17/14	6,778	-
British Pound	BOFA	Sell	2,983,987	5,016,082	11/21/14	180,381	-
British Pound	BZWS	Buy	187,844	305,370	11/21/14	-	(959)
British Pound	BZWS	Sell	211,480	344,936	11/21/14	2,223	-
British Pound	FBCO	Sell	1,686,036	2,871,536	11/21/14	139,230	-
British Pound	SCBT	Buy	166,093	269,291	11/21/14	-	(129)
British Pound	SCBT	Sell	115,721	190,701	11/21/14	3,170	-
British Pound	SSBT	Sell	2,956,941	4,960,153	11/21/14	168,281	-
Euro	BOFA	Sell	234,863	310,282	1/20/15	13,423	-
Euro	DBAB	Sell	420,141	557,159	1/20/15	26,114	-
Euro	FBCO	Sell	131,344	174,977	1/20/15	8,962	-
Euro	HSBC	Sell	611,754	816,909	1/20/15	43,671	-
Euro	SCBT	Sell	239,523	316,561	1/20/15	13,812	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Euro		SSBT	Sell	134,992	178,390	1/20/15	7,764	-
British Pound		BOFA	Buy	749,767	1,243,195	1/21/15	-	(28,909)
British Pound		BZWS	Buy	233,457	387,961	1/21/15	18	(9,883)
British Pound		DBAB	Sell	3,447,464	5,879,317	1/21/15	295,971	-
British Pound		FBCO	Buy	568,431	928,038	1/21/15	13	(7,448)
British Pound		FBCO	Sell	72,578	117,656	1/21/15	112	-
British Pound		HSBC	Buy	96,469	162,092	1/21/15	-	(5,856)
British Pound		HSBC	Sell	2,424,144	4,135,590	1/21/15	209,563	-
British Pound		SCBT	Sell	124,777	202,231	1/21/15	148	-
British Pound		SSBT	Buy	295,457	495,080	1/21/15	-	(16,573)
British Pound		SSBT	Sell	3,197,314	5,457,176	1/21/15	278,960	-
South Korean Won		BOFA	Sell	2,084,293,517	2,006,688	2/12/15	41,912	-
South Korean Won		BONY	Sell	140,593,045	136,229	2/12/15	3,698	-
South Korean Won		FBCO	Sell	2,253,253,571	2,175,468	2/12/15	51,420	-
South Korean Won		HSBC	Sell	4,146,070,309	3,992,399	2/12/15	84,073	-
Swiss Franc		BOFA	Sell	1,714,889	1,899,654	2/12/15	100,492	-
Swiss Franc		DBAB	Buy	21,032	22,579	2/12/15	-	(514)
Swiss Franc		DBAB	Sell	63,469	69,517	2/12/15	2,929	-
Swiss Franc		FBCO	Buy	16,552	17,686	2/12/15	-	(320)
Swiss Franc		FBCO	Sell	24,977	27,704	2/12/15	1,500	-
British Pound		BOFA	Buy	315,248	510,889	2/19/15	-	(505)
British Pound		BOFA	Sell	2,479,526	4,116,190	2/19/15	102,864	(1,010)
British Pound		DBAB	Buy	59,635	96,543	2/19/15	6	-
British Pound		FBCO	Buy	3,233	5,233	2/19/15	1	-
British Pound		FBCO	Sell	2,139,176	3,559,984	2/19/15	97,301	(630)
British Pound		HSBC	Sell	306,597	498,576	2/19/15	2,467	(269)
British Pound		SCBT	Buy	35,672	57,750	2/19/15	3	-
British Pound		SCBT	Sell	154,166	249,172	2/19/15	653	(1,075)
British Pound		SSBT	Sell	2,053,220	3,421,896	2/19/15	97,747	-
Euro		BOFA	Sell	1,448,155	1,886,745	2/27/15	55,842	(99)
Euro		BONY	Sell	246,309	323,114	2/27/15	11,689	-
Euro		DBAB	Sell	1,344,910	1,761,553	2/27/15	61,091	-
Euro		FBCO	Sell	1,082,837	1,403,679	2/27/15	34,573	-
Euro		HSBC	Sell	476,710	625,431	2/27/15	22,694	-
Euro		SCBT	Sell	423,935	554,215	2/27/15	18,205	-
Euro		SSBT	Sell	251,052	327,397	2/27/15	9,974	-
Canadian Dollar		BONY	Buy	87,566	78,286	3/18/15	-	(392)
Canadian Dollar		BONY	Sell	81,645	74,302	3/18/15	1,675	-
Canadian Dollar		SCBT	Sell	9,326,591	8,474,105	3/18/15	177,708	-
Unrealized appreciation (depreciation)							4,497,203	(144,580)
Net unrealized appreciation (depreciation)							$4,352,623

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty Abbreviations

BOFA	- Bank of America N.A.
BONY	- Bank of New York Mellon
BZWS	- Barclays Bank PLC

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

DBAB	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co.

Currency

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
GO	-	General Obligation
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin Mutual Shares VIP Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 84.4%
Aerospace & Defense 1.7%
[a]B/E Aerospace Inc.	United States	449,172	$37,703,498
Huntington Ingalls Industries Inc.	United States	487,068	50,757,356
			88,460,854
Auto Components 0.2%
[a,b]International Automotive Components Group Brazil LLC	Brazil	1,730,515	269,995
[a,b,c]International Automotive Components Group North America, LLC	United States	15,382,424	12,436,690
			12,706,685
Automobiles 1.2%
General Motors Co.	United States	1,959,900	62,599,206
Banks 8.3%
CIT Group Inc.	United States	717,853	32,992,524
Citigroup Inc.	United States	1,063,709	55,121,400
[a]Citizens Financial Group Inc.	United States	611,740	14,326,951
Columbia Banking System Inc.	United States	163,162	4,048,049
[a,d]FCB Financial Holdings Inc., A, 144A	United States	493,723	10,651,827
Guaranty Bancorp	United States	209,583	2,831,466
[a]ING Groep NV, IDR	Netherlands	2,238,146	31,968,334
JPMorgan Chase & Co.	United States	1,129,560	68,044,694
KB Financial Group Inc.	South Korea	711,151	25,986,891
PNC Financial Services Group Inc.	United States	1,099,079	94,059,181
Societe Generale SA	France	214,711	10,960,228
State Bank Financial Corp.	United States	352,200	5,719,728
SunTrust Banks Inc.	United States	929,422	35,345,919
Wells Fargo & Co.	United States	655,860	34,019,458
			426,076,650
Beverages 1.3%
Coca-Cola Enterprises Inc.	United States	187,519	8,318,343
PepsiCo Inc.	United States	621,282	57,835,141
			66,153,484
Capital Markets 0.9%
Credit Suisse Group AG	Switzerland	1,629,282	45,175,818
Chemicals 0.0%
[a,e,f]Dow Corning Corp., Contingent Distribution	United States	100,000	—
Communications Equipment 1.3%
Cisco Systems Inc.	United States	2,600,090	65,444,265
Consumer Finance 0.5%
[a]Ally Financial Inc.	United States	1,050,600	24,310,884
Containers & Packaging 0.8%
MeadWestvaco Corp.	United States	1,064,216	43,569,003
Diversified Consumer Services 0.2%
[a]Cengage Learning Holdings II LP	United States	289,744	9,054,500
Diversified Telecommunication Services 0.6%
[a,e,f]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—
Koninklijke KPN NV	Netherlands	9,848,740	31,555,141
			31,555,141
Electric Utilities 0.4%
Entergy Corp.	United States	257,180	19,887,729
Energy Equipment & Services 1.9%
Baker Hughes Inc.	United States	788,216	51,281,333
Ensco PLC, A	United States	364,874	15,072,945

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Transocean Ltd.	United States	1,011,287	32,330,845
			98,685,123
Food & Staples Retailing 3.2%
CVS Health Corp.	United States	539,003	42,899,249
The Kroger Co.	United States	1,271,000	66,092,000
Tesco PLC	United Kingdom	4,107,776	12,400,803
Walgreen Co.	United States	729,528	43,239,124
			164,631,176
Health Care Equipment & Supplies 3.1%
Medtronic Inc.	United States	2,122,262	131,474,131
Stryker Corp.	United States	369,373	29,826,870
			161,301,001
Health Care Providers & Services 1.7%
Cigna Corp.	United States	973,556	88,291,794

Independent Power & Renewable Electricity Producers 0.8%
NRG Energy Inc.	United States	1,388,884	42,333,184

Insurance 7.7%
ACE Ltd.	United States	607,565	63,715,342
[a]Alleghany Corp.	United States	117,518	49,140,152
The Allstate Corp.	United States	725,690	44,535,595
American International Group Inc.	United States	1,588,786	85,826,220
MetLife Inc.	United States	921,593	49,507,976
[a,b]Olympus Re Holdings Ltd.	United States	16,280	—
White Mountains Insurance Group Ltd.	United States	114,635	72,228,074
Zurich Insurance Group AG	Switzerland	111,270	33,195,093
			398,148,452
IT Services 1.3%
Xerox Corp.	United States	4,970,744	65,762,943

Machinery 1.3%
Caterpillar Inc.	United States	333,148	32,991,647
CNH Industrial NV (EUR Traded)	United Kingdom	1,444,736	11,494,710
CNH Industrial NV, special voting (EUR Traded)	United Kingdom	1,844,814	14,677,839
Federal Signal Corp.	United States	757,221	10,025,606
			69,189,802
Marine 1.5%
A.P. Moeller-Maersk AS, B	Denmark	32,450	77,078,385

Media 8.2%
CBS Corp., B	United States	1,071,717	57,336,860
Comcast Corp., Special A	United States	278,448	14,896,968
[a]DIRECTV	United States	641,479	55,500,763
Reed Elsevier PLC	United Kingdom	3,957,770	63,397,317
Time Warner Cable Inc.	United States	560,096	80,368,175
Time Warner Inc.	United States	455,468	34,255,748
[a]Tribune Media Co., A	United States	205,018	13,490,184
[a]Tribune Media Co., B	United States	185,976	12,237,221
Tribune Publishing Co.	United States	97,748	1,972,555
Twenty-First Century Fox Inc., B	United States	2,702,579	90,022,906
			423,478,697
Metals & Mining 2.4%
Anglo American PLC	United Kingdom	1,035,433	23,233,865
Freeport-McMoRan Inc., B	United States	1,847,946	60,335,437
[a]ThyssenKrupp AG	Germany	1,430,635	37,535,211
			121,104,513
Multiline Retail 0.5%
Kohl's Corp.	United States	408,684	24,941,985

Oil, Gas & Consumable Fuels 7.8%
Apache Corp.	United States	904,610	84,915,741

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

BG Group PLC	United Kingdom	1,943,570	35,922,654
BP PLC	United Kingdom	5,114,242	37,598,807
CONSOL Energy Inc.	United States	755,295	28,595,469
Marathon Oil Corp.	United States	1,859,308	69,891,388
Murphy Oil Corp.	United States	502,750	28,611,502
Royal Dutch Shell PLC, A	United Kingdom	2,350,491	90,017,797
[g]Talisman Energy Inc. (CAD Traded)	Canada	202,643	1,753,850
Talisman Energy Inc. (USD Traded)	Canada	3,047,937	26,364,655
			403,671,863
Paper & Forest Products 1.1%
International Paper Co.	United States	1,225,006	58,481,786

Personal Products 0.7%
Avon Products Inc.	United States	3,020,556	38,059,006

Pharmaceuticals 8.4%
AstraZeneca PLC	United Kingdom	342,145	24,637,875
Eli Lilly & Co.	United States	779,532	50,552,650
[a]Hospira Inc.	United States	835,339	43,462,688
Merck & Co. Inc.	United States	2,362,728	140,062,516
Shire PLC	Ireland	753,053	65,197,386
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,990,576	106,993,460
			430,906,575
Real Estate Investment Trusts (REITs) 0.3%
Alexander's Inc.	United States	40,126	15,003,513

Real Estate Management & Development 0.3%
[f]Canary Wharf Group PLC	United Kingdom	1,535,898	11,338,680
[a]Forestar Group Inc.	United States	161,671	2,864,810
			14,203,490
Software 4.2%
Microsoft Corp.	United States	3,058,517	141,792,848
Symantec Corp.	United States	3,166,745	74,450,175
			216,243,023
Technology Hardware, Storage & Peripherals 3.7%
Apple Inc.	United States	1,170,020	117,879,515
Hewlett-Packard Co.	United States	1,109,027	39,337,187
Samsung Electronics Co. Ltd.	South Korea	28,252	31,708,013
			188,924,715
Tobacco 5.7%
Altria Group Inc.	United States	1,248,308	57,347,269
British American Tobacco PLC	United Kingdom	1,506,737	85,060,827
Imperial Tobacco Group PLC	United Kingdom	1,211,827	52,340,543
Lorillard Inc.	United States	1,165,903	69,849,249
Philip Morris International Inc.	United States	315,520	26,314,368
			290,912,256
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	United Kingdom	18,178,734	60,243,183

Total Common Stocks and Other Equity Interests (Cost $3,132,422,502)			4,346,590,684
Preferred Stocks (Cost $38,376,811) 0.6%
Automobiles 0.6%
Volkswagen AG, pfd.	Germany	147,089	30,538,731

		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 4.6%
Avaya Inc.,
[d]senior note, 144A, 10.50%, 3/01/21	United States	15,285,000	13,450,800
[d]senior secured note, 144A, 7.00%, 4/01/19	United States	12,923,000	12,640,309
[h]Tranche B-3 Term Loan, 4.654%, 10/26/17	United States	19,464,971	18,576,882
[h]Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	4,747,152	4,713,775

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
[h]Caesars Entertainment Operating Co. Inc., Senior Tranche, First Lien,
B5B, 5.949%, 3/01/17	United States	3,251,752		2,967,731
B6B, 6.949%, 3/01/17	United States	15,503,483		14,159,393
[i]B7, 9.75%, 3/01/17	United States	9,880,300		9,385,514
[h]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	1,829,805		1,832,550
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	3,679,000		4,414,800
senior note, 11.75%, 8/15/21	United States	10,226,000		11,887,725
[d,j]First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	1,477,445		1,556,858
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	26,449,000		26,746,551
[h]Tranche B Term Loan, 3.807%, 1/29/16	United States	260,204		258,299
[h]Tranche C Term Loan, 3.807%, 1/29/16	United States	28,080		27,729
[h]Tranche D Term Loan, 6.907%, 1/30/19	United States	34,746,619		33,237,330
[h]Tranche E Term Loan, 7.657%, 7/30/19	United States	11,168,253		10,944,888
[h]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	26,257,983		26,257,983
NGPL PipeCo LLC,
[d]secured note, 144A, 7.119%, 12/15/17	United States	9,756,000		9,804,780
[d,g]senior secured note, 144A, 9.625%, 6/01/19	United States	14,481,000		15,422,265
[h]Term Loan B, 6.75%, 9/15/17	United States	825,495		824,119
Toys R Us-Delaware Inc.,
[d]first lien, 144A, 7.375%, 9/01/16	United States	6,918,000		6,918,000
[h,i]Term Loan B-1, 6.00%, 9/01/16	United States	5,578,921		5,503,260
Walter Energy Inc.,
[d]first lien, 144A, 9.50%, 10/15/19	United States	3,392,000		3,069,760
[d,j]second lien, 144A, PIK, 11.50%, 4/01/20	United States	987,000		454,020
[h,i]Term Loan B, 7.25%, 4/01/18	United States	1,415,000		1,254,044
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $226,830,677)				236,309,365
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.9%
[b,k]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	1,754		—
[h,k]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.65%, 10/10/17	United States	90,618,405		67,435,227
[d,k]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	39,308,000		33,116,990
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $116,991,811)				100,552,217
		Shares
Companies in Liquidation 0.7%
[a]Adelphia Recovery Trust	United States	29,283,354		64,424
[a,e]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453		24,052
[a,b,c,l]CB FIM Coinvestors LLC	United States	6,400,507		—
[a,e,f]Century Communications Corp., Contingent Distribution	United States	5,487,000		—
[a,b]FIM Coinvestor Holdings I, LLC	United States	8,006,950		—
[a,m]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	144,058,799		36,194,773
[a,e,f]Tribune Media Litigation Trust, Contingent Distribution	United States	393,761		—
[a,e,f]Tropicana Litigation Trust, Contingent Distribution	United States	18,305,000		—
		Principal Amount*
[f,k]Peregrine Investments Holdings Ltd., 6.70%, 1/15/98	Hong Kong	5,000,000	JPY	—
[f,k]PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00	Hong Kong	12,200,000		—
Total Companies in Liquidation (Cost $41,876,162)				36,283,249
Municipal Bonds (Cost $14,657,869) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	15,709,000		13,863,193

Total Investments before Short Term Investments (Cost $3,571,155,832)				4,764,137,439
Short Term Investments 6.9%
U.S. Government and Agency Securities 6.2%
[n]U.S. Treasury Bills,
1/02/15	United States	52,000,000		51,997,972

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Total U.S. Government and Agency Securities (Cost $321,459,202)			321,480,166
[p]Repurchase Agreements (Cost $28,600,000) 0.6%
Credit Suisse Securities (USA) LLC, zero cpn., 10/01/14 (Maturity Value
$28,600,000),
Collateralized by U.S. Treasury Notes, 0.375% - 3.125%, 8/31/15 - 4/30/17 (valued
at $29,176,426)	United States	28,600,000	28,600,000

Total Investments before Money Market Funds (Cost $3,921,215,033)			5,114,217,605
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$3,319,834) 0.1%
Money Market Funds 0.1%
[q]BNY Mellon Overnight Government Fund, 0.026%	United States	3,319,834	3,319,834
Total Investments (Cost $3,924,534,868) 99.4%			5,117,537,439
Securities Sold Short (1.3)%			(68,360,163)
Other Assets, less Liabilities 1.9%			101,182,510
Net Assets 100.0%			$5,150,359,786
		Shares
Securities Sold Short (1.3)%
Common Stocks (1.3)%
Diversified Telecommunication Services (0.6)%
AT&T Inc.	United States	833,922	$(29,387,411)
Pharmaceuticals (0.7)%
AbbVie Inc.	United States	674,736	(38,972,752)
Total Securities Sold Short (Proceeds $66,737,594)			$(68,360,163)

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 6 regarding restricted securities.
c At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $107,085,609, representing 2.08% of net assets.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2014, the aggregate value of these securities was $11,338,680, representing 0.22% of net assets.
g A portion or all of the security is on loan at September 30, 2014.
h The coupon rate shown represents the rate at period end.
i A portion or all of the security purchased on a delayed delivery basis.
j Income may be received in additional securities and/or cash.
k Defaulted security or security for which income has been deemed uncollectible.
l See Note 7 regarding holdings of 5% voting securities.
m Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
n The security is traded on a discount basis with no stated coupon rate.
o Security or a portion of the security has been pledged as collateral for securities sold short, open futures and forward contracts. At September 30, 2014, the aggregate value of these securities and/or cash pledged as collateral was $73,551,226, representing 1.43% of net assets.
p At September 30, 2014, all repurchase agreements had been entered into on that date.
q The rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

At September 30, 2014, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
CHF/USD		Short	21	$2,750,738	12/15/14	$72,113	$-
EUR/USD		Short	491	77,547,313	12/15/14	1,917,822	-
GBP/USD		Short	1,050	106,253,437	12/15/14	-	(87,485)
Unrealized appreciation (depreciation)						1,989,935	(87,485)
Net unrealized appreciation (depreciation)						$1,902,450

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	BOFA	Buy	4,041,721	$5,481,838	10/16/14	$-	$(376,991)
Euro	BONY	Buy	38,100	51,796	10/16/14	-	(3,674)
Euro	BZWS	Buy	4,081,483	5,552,648	10/16/14	-	(397,581)
Euro	DBAB	Buy	1,469,804	2,000,940	10/16/14	-	(144,522)
Euro	FBCO	Buy	71,339	96,966	10/16/14	-	(6,862)
Euro	HSBC	Buy	3,372,345	4,587,585	10/16/14	-	(328,186)
Euro	SCBT	Buy	38,100	51,796	10/16/14	-	(3,674)
Euro	SCBT	Sell	14,900,000	20,324,643	10/16/14	1,505,379	-
Euro	SSBT	Buy	1,264,769	1,723,661	10/16/14	-	(126,210)
British Pound	BOFA	Buy	57,380	98,168	10/22/14	-	(5,157)
British Pound	BOFA	Sell	24,093,987	40,424,891	10/22/14	1,369,112	-
British Pound	HSBC	Buy	437,133	744,363	10/22/14	-	(35,781)
British Pound	SCBT	Buy	1,270,797	2,174,041	10/22/14	-	(114,110)
British Pound	SSBT	Buy	340,636	581,149	10/22/14	-	(28,986)
British Pound	SSBT	Sell	28,173,363	47,254,697	10/22/14	1,586,346	-
South Korean Won	BZWS	Sell	1,179,853,246	1,139,680	11/12/14	23,544	-
South Korean Won	DBAB	Sell	589,926,622	569,840	11/12/14	11,772	-
Euro	BOFA	Buy	4,560,060	5,851,613	11/17/14	-	(90,795)
Euro	BOFA	Sell	29,475,407	40,393,768	11/17/14	3,156,883	-
Euro	BONY	Buy	255,097	341,707	11/17/14	-	(19,438)
Euro	BZWS	Buy	683,967	914,698	11/17/14	-	(50,628)
Euro	BZWS	Sell	34,758,953	47,673,691	11/17/14	3,761,994	-
Euro	DBAB	Buy	420,812	553,025	11/17/14	-	(21,405)
Euro	DBAB	Sell	1,696,915	2,317,392	11/17/14	173,644	-
Euro	FBCO	Buy	546,160	712,317	11/17/14	-	(22,343)
Euro	HSBC	Buy	728,999	958,861	11/17/14	-	(37,902)
Euro	HSBC	Sell	7,325,122	10,011,929	11/17/14	757,952	-
Euro	SCBT	Buy	255,097	341,628	11/17/14	-	(19,359)
Euro	SCBT	Sell	370,000	504,003	11/17/14	36,574	-
Euro	SSBT	Buy	1,101,172	1,439,770	11/17/14	-	(48,637)
Euro	SSBT	Sell	420,152	572,851	11/17/14	42,064	-
British Pound	BOFA	Sell	16,727,200	28,068,426	11/21/14	969,103	(7,949)
British Pound	BZWS	Buy	1,416,114	2,302,115	11/21/14	-	(7,231)
British Pound	BZWS	Sell	1,396,733	2,278,155	11/21/14	14,679	-
British Pound	DBAB	Sell	494,139	817,272	11/21/14	16,494	-
British Pound	FBCO	Sell	10,175,285	17,409,871	11/21/14	920,309	-
British Pound	SCBT	Buy	1,302,579	2,111,910	11/21/14	-	(1,015)
British Pound	SSBT	Sell	14,211,118	23,888,889	11/21/14	859,055	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
Euro		BOFA	Sell	103,066	136,162	1/20/15	5,890	-
Euro		DBAB	Sell	408,296	539,495	1/20/15	23,422	-
Euro		FBCO	Sell	71,702	94,989	1/20/15	4,360	-
Euro		HSBC	Sell	356,763	471,498	1/20/15	20,561	-
Euro		SCBT	Sell	105,111	138,918	1/20/15	6,061	-
Euro		SSBT	Sell	356,763	471,456	1/20/15	20,519	-
British Pound		BOFA	Buy	6,333,330	10,513,375	1/21/15	-	(256,220)
British Pound		BZWS	Buy	1,984,433	3,292,332	1/21/15	232	(78,673)
British Pound		DBAB	Sell	22,492,043	38,357,647	1/21/15	1,930,623	-
British Pound		FBCO	Buy	4,450,184	7,263,280	1/21/15	168	(56,145)
British Pound		FBCO	Sell	479,516	777,341	1/21/15	741	-
British Pound		HSBC	Buy	537,697	903,465	1/21/15	-	(32,637)
British Pound		HSBC	Sell	15,812,672	26,976,418	1/21/15	1,366,980	-
British Pound		SCBT	Sell	824,100	1,335,653	1/21/15	979	-
British Pound		SSBT	Buy	1,776,769	2,976,016	1/21/15	-	(98,446)
British Pound		SSBT	Sell	20,856,066	35,597,133	1/21/15	1,819,658	-
South Korean Won		BOFA	Sell	14,117,329,766	13,646,376	2/12/15	338,561	-
South Korean Won		BONY	Sell	1,460,646,033	1,415,308	2/12/15	38,418	-
South Korean Won		FBCO	Sell	23,368,551,464	22,561,809	2/12/15	533,254	-
South Korean Won		HSBC	Buy	363,227,830	341,958	2/12/15	442	-
South Korean Won		HSBC	Sell	20,512,159,749	19,920,767	2/12/15	584,814	-
Swiss Franc		BOFA	Sell	9,479,330	10,500,529	2/12/15	555,368	-
Swiss Franc		DBAB	Buy	129,839	139,392	2/12/15	-	(3,172)
Swiss Franc		DBAB	Sell	391,011	428,273	2/12/15	18,047	-
Swiss Franc		FBCO	Buy	102,200	109,200	2/12/15	-	(1,978)
Swiss Franc		FBCO	Sell	153,935	170,743	2/12/15	9,244	-
British Pound		BOFA	Sell	17,345,102	28,803,802	2/19/15	726,574	(4,378)
British Pound		DBAB	Buy	779,543	1,262,002	2/19/15	73	-
British Pound		FBCO	Buy	42,266	68,414	2/19/15	15	-
British Pound		FBCO	Sell	14,425,001	24,006,548	2/19/15	656,728	(4,161)
British Pound		HSBC	Sell	1,400,082	2,277,339	2/19/15	11,668	(1,052)
British Pound		SCBT	Buy	466,309	754,917	2/19/15	34	-
British Pound		SCBT	Sell	408,270	656,327	2/19/15	-	(4,661)
British Pound		SSBT	Buy	8,766,536	14,327,288	2/19/15	-	(134,325)
British Pound		SSBT	Sell	13,858,051	23,095,828	2/19/15	659,734	-
Euro		BOFA	Sell	340,793	445,272	2/27/15	14,384	-
Euro		BONY	Sell	626,812	822,129	2/27/15	29,607	-
Euro		DBAB	Sell	972,518	1,269,884	2/27/15	40,263	-
Euro		FBCO	Sell	470,068	612,245	2/27/15	17,906	-
Euro		HSBC	Sell	813,358	1,060,012	2/27/15	31,628	-
Euro		SCBT	Sell	500,368	649,753	2/27/15	17,102	-
Euro		SSBT	Sell	651,414	849,370	2/27/15	25,741	-
Unrealized appreciation (depreciation)							24,714,703	(2,574,284)
Net unrealized appreciation (depreciation)							$22,140,419

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BOFA	- Bank of America Corp
BONY	- Bank of New York Mellon
BZWS	- Barclays Bank PLC
DBAB	- Deutsche Bank AG

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

FBCO - Credit Suisse Group AG
HSBC - HSBC Bank USA, N.A.
SCBT - Standard Chartered Bank
SSBT - State Street Bank and Trust Co.

Currency

CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
GO - General Obligation
IDR - International Depositary Receipt
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin Rising Dividends VIP Fund	Shares	Value
Common Stocks 98.4%
Aerospace & Defense 4.5%
General Dynamics Corp.	38,000	$4,829,420
Honeywell International Inc.	69,300	6,453,216
United Technologies Corp.	658,900	69,579,840
		80,862,476
Automobiles & Components 2.5%
Johnson Controls Inc.	1,040,500	45,782,000

Commercial & Professional Services 3.1%
ABM Industries Inc.	904,288	23,231,158
Brady Corp., A	718,579	16,124,913
Cintas Corp.	225,700	15,932,163
		55,288,234
Consumer Durables & Apparel 3.7%
Leggett & Platt Inc.	426,800	14,903,856
NIKE Inc., B	548,500	48,926,200
Superior Uniform Group Inc.	161,900	3,505,135
		67,335,191
Consumer Services 1.5%
Matthews International Corp., A	39,000	1,711,710
McDonald's Corp.	254,345	24,114,449
Yum! Brands Inc.	25,400	1,828,292
		27,654,451
Diversified Financials 0.5%
State Street Corp.	110,500	8,133,905

Energy 7.7%
Chevron Corp.	580,700	69,289,124
Exxon Mobil Corp.	330,500	31,083,525
Occidental Petroleum Corp.	312,190	30,017,069
Schlumberger Ltd.	79,900	8,125,031
		138,514,749
Food & Staples Retailing 5.2%
CVS Health Corp.	71,600	5,698,644
Wal-Mart Stores Inc.	728,800	55,731,336
Walgreen Co.	531,300	31,490,151
		92,920,131
Food, Beverage & Tobacco 5.8%
Archer-Daniels-Midland Co.	713,000	36,434,300
Bunge Ltd.	63,000	5,306,490
McCormick & Co. Inc.	441,000	29,502,900
PepsiCo Inc.	363,900	33,875,451
		105,119,141
Health Care Equipment & Services 15.4%
Abbott Laboratories	681,800	28,356,062
Becton, Dickinson and Co.	565,143	64,318,924
DENTSPLY International Inc.	4,000	182,400
Medtronic Inc.	730,000	45,223,500
Stryker Corp.	630,400	50,904,800
Teleflex Inc.	371,253	38,996,415
West Pharmaceutical Services Inc.	1,086,534	48,633,262
		276,615,363
Household & Personal Products 4.0%
Colgate-Palmolive Co.	191,000	12,457,020

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

The Procter & Gamble Co.	707,600	59,254,424
		71,711,444
Industrial Conglomerates 4.6%
Carlisle Cos. Inc.	96,261	7,737,459
Roper Industries Inc.	513,350	75,097,972
		82,835,431
Insurance 6.1%
Aflac Inc.	276,200	16,088,650
Arthur J. Gallagher & Co.	744,000	33,747,840
The Chubb Corp.	45,000	4,098,600
Erie Indemnity Co., A	526,085	39,882,504
Old Republic International Corp.	678,708	9,691,950
RLI Corp.	124,142	5,374,107
		108,883,651
Machinery 9.6%
Donaldson Co. Inc.	350,068	14,223,263
Dover Corp.	859,376	69,033,674
Hillenbrand Inc.	1,091,300	33,710,257
Pentair PLC (United Kingdom)	844,000	55,273,560
		172,240,754
Materials 11.7%
Air Products and Chemicals Inc.	411,900	53,621,142
Albemarle Corp.	694,700	40,917,830
Bemis Co. Inc.	172,199	6,547,006
Ecolab Inc.	66,000	7,578,780
Nucor Corp.	499,002	27,085,829
Praxair Inc.	578,460	74,621,340
		210,371,927
Media 0.4%
John Wiley & Sons Inc., A	124,500	6,985,695

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie Inc.	472,300	27,280,048
Johnson & Johnson	710,100	75,689,559
Perrigo Co. PLC	1,500	225,285
Pfizer Inc.	1,570,100	46,427,857
		149,622,749
Retailing 0.2%
Ross Stores Inc.	29,000	2,191,820
Target Corp.	31,000	1,943,080
		4,134,900
Semiconductors & Semiconductor Equipment 0.2%
Texas Instruments Inc.	59,000	2,813,710

Software & Services 2.6%
Accenture PLC, A	81,000	6,586,920
International Business Machines Corp.	214,583	40,734,291
Microsoft Corp.	5,000	231,800
		47,553,011
Technology Hardware & Equipment 0.7%
[a]Knowles Corp.	285,500	7,565,750
QUALCOMM Inc.	60,500	4,523,585
		12,089,335
Trading Companies & Distributors 0.0%†
W.W. Grainger Inc.	1,000	251,650

Transportation 0.1%
United Parcel Service Inc., B	9,500	933,755

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Total Common Stocks (Cost $945,837,215)		1,768,653,653

Short Term Investments (Cost $28,931,832) 1.6%
Money Market Funds 1.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	28,931,832	28,931,832
Total Investments (Cost $974,769,047) 100.0%		1,797,585,485
Other Assets, less Liabilities 0.0%†		408,864
Net Assets 100.0%		$1,797,994,349

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin Small Cap Value VIP Fund	Shares	Value
Common Stocks 97.9%
Aerospace & Defense 1.6%
AAR Corp.	984,700	$23,780,505

Automobiles & Components 4.7%
Drew Industries Inc.	220,000	9,281,800
Gentex Corp.	715,900	19,164,643
Thor Industries Inc.	680,900	35,066,350
[a]Winnebago Industries Inc.	300,600	6,544,062
		70,056,855
Banks 2.3%
Chemical Financial Corp.	398,954	10,727,873
OFG Bancorp.	602,000	9,017,960
Peoples Bancorp Inc.	158,000	3,752,500
TrustCo Bank Corp. NY	1,690,000	10,883,600
		34,381,933
Building Products 4.6%
Apogee Enterprises Inc.	548,600	21,834,280
[a]Gibraltar Industries Inc.	842,300	11,531,087
Simpson Manufacturing Co. Inc.	433,400	12,633,610
Universal Forest Products Inc.	504,700	21,555,737
		67,554,714
Commercial & Professional Services 3.2%
Brady Corp., A	129,965	2,916,415
Civeo Corp.	686,700	7,972,587
Insperity Inc.	193,900	5,301,226
McGrath RentCorp	397,318	13,588,275
MSA Safety Inc.	358,300	17,700,020
		47,478,523
Construction & Engineering 2.7%
EMCOR Group Inc.	367,400	14,681,304
Granite Construction Inc.	775,000	24,652,750
		39,334,054
Consumer Durables & Apparel 4.3%
Brunswick Corp.	445,000	18,752,300
Hooker Furniture Corp.	445,000	6,768,450
La-Z-Boy Inc.	1,281,100	25,352,969
M.D.C. Holdings Inc.	192,360	4,870,555
[a]M/I Homes Inc.	435,900	8,639,538
		64,383,812
Electrical Equipment 3.4%
EnerSys	67,810	3,976,379
Franklin Electric Co. Inc.	389,264	13,523,031
Powell Industries Inc.	195,000	7,967,700
Regal-Beloit Corp.	397,000	25,507,250
		50,974,360
Energy 10.9%
[a]Atwood Oceanics Inc.	500,000	21,845,000
Bristow Group Inc.	442,300	29,722,560
Energen Corp.	220,000	15,892,800
[a]Helix Energy Solutions Group Inc.	831,700	18,347,302
Hunting PLC (United Kingdom)	50,400	729,293
[a]Oil States International Inc.	268,000	16,589,200
Rowan Cos. PLC	529,000	13,388,990
Tidewater Inc.	361,600	14,113,248

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

[a]Unit Corp.	515,000	30,204,750
		160,833,143
Food, Beverage & Tobacco 2.6%
GrainCorp Ltd. (Australia)	1,725,000	12,913,269
Maple Leaf Foods Inc. (Canada)	1,483,100	25,327,681
		38,240,950
Health Care Equipment & Services 4.4%
Hill-Rom Holdings Inc.	344,000	14,251,920
STERIS Corp.	530,000	28,598,800
Teleflex Inc.	211,800	22,247,472
		65,098,192
Industrial Conglomerates 1.7%
Carlisle Cos. Inc.	308,900	24,829,382

Insurance 8.8%
Arthur J. Gallagher & Co.	168,200	7,629,552
Aspen Insurance Holdings Ltd.	407,800	17,441,606
Assurant Inc.	51,800	3,330,740
The Hanover Insurance Group Inc.	345,000	21,189,900
HCC Insurance Holdings Inc.	188,200	9,088,178
Montpelier Re Holdings Ltd.	455,000	14,145,950
Old Republic International Corp.	1,075,900	15,363,852
StanCorp Financial Group Inc.	467,400	29,530,332
Validus Holdings Ltd.	317,800	12,438,692
		130,158,802
Machinery 11.6%
Astec Industries Inc.	523,800	19,102,986
Briggs & Stratton Corp.	601,800	10,844,436
[a]EnPro Industries Inc.	245,000	14,829,850
Hillenbrand Inc.	545,200	16,841,228
Kennametal Inc.	452,100	18,676,251
Lincoln Electric Holdings Inc.	347,800	24,045,153
[b]Lindsay Corp.	166,000	12,408,500
Mueller Industries Inc.	702,500	20,049,350
Trinity Industries Inc.	200,300	9,358,016
[a]Wabash National Corp.	1,726,900	23,002,308
Watts Water Technologies Inc., A	55,000	3,203,750
		172,361,828
Materials 17.4%
A. Schulman Inc.	536,166	19,387,763
AptarGroup Inc.	65,000	3,945,500
Axiall Corp.	584,300	20,923,783
Cabot Corp.	522,400	26,522,248
Carpenter Technology Corp.	425,800	19,224,870
H.B. Fuller Co.	720,500	28,603,850
Minerals Technologies Inc.	262,900	16,223,559
Reliance Steel & Aluminum Co.	379,600	25,964,640
RPM International Inc.	620,000	28,383,600
Sensient Technologies Corp.	681,900	35,697,465
Steel Dynamics Inc.	1,024,300	23,159,423
Stepan Co.	196,800	8,733,984
		256,770,685
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG (Germany)	47,929	3,112,429

Retailing 8.6%
Brown Shoe Co. Inc.	800,000	21,704,000
The Cato Corp., A	438,600	15,114,156
GameStop Corp., A	29,100	1,198,920
[a]Genesco Inc.	261,908	19,577,623
Group 1 Automotive Inc.	425,400	30,930,834
The Men's Wearhouse Inc.	470,000	22,193,400

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
[a]The Pep Boys - Manny, Moe & Jack	1,173,600	10,456,776
[a]West Marine Inc.	610,700	5,496,300
		126,672,009
Semiconductors & Semiconductor Equipment 0.6%
Cohu Inc.	736,000	8,809,920
Technology Hardware & Equipment 1.8%
[a]Ingram Micro Inc., A	507,100	13,088,251
[a]Multi-Fineline Electronix Inc.	178,400	1,668,040
[a]Rofin-Sinar Technologies Inc.	513,600	11,843,616
		26,599,907
Trading Companies & Distributors 0.8%
Applied Industrial Technologies Inc.	251,200	11,467,280
Transportation 1.7%
[a]Genesee & Wyoming Inc.	191,200	18,223,272
SkyWest Inc.	851,000	6,620,780
		24,844,052
Total Common Stocks (Cost $996,013,499)		1,447,743,335

Short Term Investments 2.8%
Money Market Funds (Cost $29,483,835) 2.0%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	29,483,835	29,483,835
	Principal Amount
Investments from Cash Collateral Received for Loaned Securities 0.8%
[d]Repurchase Agreements 0.8%
Barclays Capital Inc., 0.01%, 10/01/14 (Maturity Value $2,660,385)	$2,660,384	2,660,384
Collateralized by U.S. Treasury Bonds, 3.38%, 5/15/44; U.S. Treasury Bonds, Index
Linked, 2.38%, 1/15/27; U.S. Treasury Notes, 1.25% - 2.63%, 1/31/19 - 2/28/21; and
U.S. Treasury Notes, Index Linked, 1.25%, 7/15/20 (valued at $2,713,592)
BNP Paribas Securities Corp., 0.001%, 10/01/14 (Maturity Value $2,660,384)	2,660,384	2,660,384
Collateralized by U.S. Treasury Notes, Index Linked, 1.38%, 7/15/18 (valued at
$2,713,594)
HSBC Securities (USA) Inc., 0.00%, 10/01/14 (Maturity Value $2,660,384)	2,660,384	2,660,384
Collateralized by U.S Government Agency Securities, 0.00% - 7.25%, 2/02/15 –
7/15/32; and U.S. Government Agency Strips, 10/15/14 - 4/15/30 (valued at
$2,713,601)
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.001%, 10/01/14 (Maturity Value $560,071)	560,071	560,071
Collateralized by U.S. Treasury Bonds, 8.50%, 2/15/20; and U.S. Treasury Notes,
1.50% - 2.25%, 1/31/19 - 4/30/21 (valued at $571,272)
RBC Capital Markets LLC., -0.05%, 10/01/14 (Maturity Value $2,660,380)	2,660,384	2,660,384
Collateralized by U.S. Treasury Bonds, 6.88% - 9.13%, 5/15/18 - 8/15/25; U.S.
Treasury Bonds, Index Linked, 2.13% - 3.63%, 4/15/28 - 2/15/41; U.S. Treasury
Notes, 2.00% - 2.50%, 4/30/15 - 5/31/18; and U.S. Treasury Strips, 11/15/14 –
5/15/4 (valued at $2,713,592)
Total Repurchase Agreements (Cost $11,201,607)		11,201,607
Total Investments (Cost $1,036,698,942) 100.7%		1,488,428,777
Other Assets, less Liabilities (0.7)%		(9,815,094)
Net Assets 100.0%		$1,478,613,683

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2014.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d At September 30, 2014, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin Small-Mid Cap Growth VIP Fund	Shares	Value
Common Stocks 99.8%
Consumer Discretionary 20.2%
[a]AMC Networks Inc., A	41,200	$2,406,904
BorgWarner Inc.	106,600	5,608,226
[a]BRP Inc. (Canada)	114,800	2,512,770
[a]Buffalo Wild Wings Inc.	33,100	4,444,337
[a]Charter Communications Inc., A	26,500	4,011,305
[a]Chipotle Mexican Grill Inc.	11,500	7,665,785
Dick's Sporting Goods Inc.	147,100	6,454,748
[a]Grand Canyon Education Inc.	101,900	4,154,463
Harman International Industries Inc.	63,400	6,215,736
[a]HomeAway Inc.	114,800	4,075,400
[a]IMAX Corp. (Canada)	166,600	4,574,836
[a]Jarden Corp.	126,300	7,591,893
[a]Kate Spade & Co.	71,100	1,864,953
[b]KB Home	411,200	6,143,328
[a]Liberty Media Corp., C	137,000	6,437,630
[a]Liberty TripAdvisor Holdings Inc., A	61,600	2,088,240
[a]Liberty Ventures, A	61,600	2,338,336
Marriott International Inc., A	109,500	7,654,050
[a]MGM Resorts International	160,200	3,649,356
[a]Netflix Inc.	16,000	7,218,880
[a]Norwegian Cruise Line Holdings Ltd.	153,700	5,536,274
The Ryland Group Inc.	98,900	3,287,436
[a]Shutterfly Inc.	72,700	3,543,398
[a]Tenneco Inc.	128,200	6,706,142
Tractor Supply Co.	68,500	4,213,435
[a]Under Armour Inc., A	95,376	6,590,481
Wolverine World Wide Inc.	157,000	3,934,420
Wynn Resorts Ltd.	40,200	7,520,616
[a,b]Zulily Inc.	55,700	2,110,473
		140,553,851
Consumer Staples 3.6%
[a]Boston Beer Inc., A	22,400	4,967,424
Mead Johnson Nutrition Co., A	45,900	4,416,498
[a]Monster Beverage Corp.	57,500	5,271,025
[a]TreeHouse Foods Inc.	78,200	6,295,100
Whole Foods Market Inc.	102,500	3,906,275
		24,856,322
Energy 6.6%
Cabot Oil & Gas Corp., A	212,900	6,959,701
[a]Cameron International Corp.	39,200	2,602,096
[a]Concho Resources Inc.	66,500	8,338,435
[a]Diamondback Energy Inc.	80,200	5,997,356
[a,b]Eclipse Resources Corp.	170,400	2,832,048
EQT Corp.	18,800	1,720,952
[a]Oasis Petroleum Inc.	167,300	6,994,813
Oceaneering International Inc.	51,300	3,343,221
[a]Rex Energy Corp.	261,600	3,314,472
Superior Energy Services Inc.	130,100	4,276,387
		46,379,481
Financials 6.4%
[a]Affiliated Managers Group Inc.	47,700	9,557,172
Brown & Brown Inc.	128,000	4,115,200
Intercontinental Exchange Inc.	43,208	8,427,721
Jones Lang LaSalle Inc.	26,200	3,310,108
Lazard Ltd., A	106,000	5,374,200
[a]Signature Bank	67,700	7,586,462

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

T. Rowe Price Group Inc.	84,000	6,585,600
		44,956,463
Health Care 20.3%
Agilent Technologies Inc.	93,800	5,344,724
[a]Alnylam Pharmaceuticals Inc.	50,400	3,936,240
[a]BioMarin Pharmaceutical Inc.	27,700	1,998,832
[a]CareFusion Corp.	104,500	4,728,625
[a]Catamaran Corp.	119,600	5,041,140
[a]Celldex Therapeutics Inc.	207,200	2,685,312
[a]Cerner Corp.	101,400	6,040,398
The Cooper Cos. Inc.	43,800	6,821,850
[a]DaVita HealthCare Partners Inc.	104,300	7,628,502
DENTSPLY International Inc.	111,000	5,061,600
[a]DexCom Inc.	53,700	2,147,463
[a]Edwards Lifesciences Corp.	34,800	3,554,820
[a]Envision Healthcare Holdings Inc.	173,700	6,023,916
[a]HCA Holdings Inc.	146,400	10,324,128
[a]HeartWare International Inc.	22,406	1,739,378
[a]HMS Holdings Corp.	127,700	2,407,145
[a]Hologic Inc.	98,200	2,389,206
[a]Illumina Inc.	29,700	4,868,424
[a]Incyte Corp.	56,800	2,786,040
[a]Insulet Corp.	50,300	1,853,555
[a]Intercept Pharmaceuticals Inc.	3,300	781,077
[a]Karyopharm Therapeutics Inc.	65,413	2,285,530
[a,b]Keryx Biopharmaceuticals Inc.	126,800	1,743,500
[a]Medivation Inc.	39,546	3,909,913
[a]Mettler-Toledo International Inc.	19,800	5,071,374
Perrigo Co. PLC	57,185	8,588,615
[a]Portola Pharmaceuticals Inc.	28,100	710,368
[a]Puma Biotechnology Inc.	6,400	1,526,848
[a]Quintiles Transnational Holdings Inc.	138,400	7,719,952
[a]Sagent Pharmaceuticals Inc.	152,900	4,755,190
St. Jude Medical Inc.	108,000	6,494,040
[a]Tandem Diabetes Care Inc.	115,300	1,547,326
[a]Vertex Pharmaceuticals Inc.	25,800	2,897,598
Zoetis Inc.	170,700	6,307,365
		141,719,994
Industrials 19.5%
Acuity Brands Inc.	39,000	4,590,690
[a]The Advisory Board Co.	80,200	3,736,518
Allegiant Travel Co.	41,392	5,118,535
AMETEK Inc.	192,800	9,680,488
[a]Colfax Corp.	102,900	5,862,213
[a]DigitalGlobe Inc.	167,700	4,779,450
Flowserve Corp.	109,500	7,721,940
[a]Genesee & Wyoming Inc.	56,000	5,337,360
[a]HD Supply Holdings Inc.	192,900	5,258,454
[a]Hexcel Corp.	132,300	5,252,310
[a]IHS Inc., A	67,400	8,437,806
Interface Inc.	140,500	2,267,670
J.B. Hunt Transport Services Inc.	62,300	4,613,315
[a]Jacobs Engineering Group Inc.	73,200	3,573,624
Kansas City Southern	37,200	4,508,640
The Manitowoc Co. Inc.	193,600	4,539,920
[a]Proto Labs Inc.	52,300	3,608,700
Robert Half International Inc.	147,300	7,217,700
Rockwell Automation Inc.	31,300	3,439,244
Roper Industries Inc.	83,670	12,240,084
[a]Spirit Airlines Inc.	93,000	6,430,020
Towers Watson & Co.	22,800	2,268,600
[a]United Rentals Inc.	66,500	7,388,150
[a]Verisk Analytics Inc., A	50,600	3,081,034

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

[a]WABCO Holdings Inc.	56,400	5,129,580
		136,082,045
Information Technology 20.8%
[a]Alliance Data Systems Corp.	10,500	2,606,835
[a]ANSYS Inc.	57,600	4,358,592
Applied Materials Inc.	422,500	9,130,225
Avago Technologies Ltd. (Singapore)	74,500	6,481,500
[a]Bottomline Technologies Inc.	111,000	3,062,490
[a]Cognex Corp.	160,800	6,475,416
[a]CoStar Group Inc.	25,000	3,888,500
[a]Demandware Inc.	51,800	2,637,656
[a]Electronic Arts Inc.	123,300	4,390,713
[a]Equinix Inc.	24,700	5,248,256
[a]FleetCor Technologies Inc.	46,500	6,608,580
[a]Global Eagle Entertainment Inc.	266,800	2,993,496
Intersil Corp., A	537,600	7,639,296
[a]JDS Uniphase Corp.	312,100	3,994,880
Lam Research Corp.	57,000	4,257,900
[a]LinkedIn Corp., A	38,600	8,020,694
Maxim Integrated Products Inc.	144,700	4,375,728
[a,b]Mobileye NV	19,900	1,066,441
[a]NetSuite Inc.	33,000	2,954,820
[a]NXP Semiconductors NV (Netherlands)	137,700	9,422,811
[a]Pandora Media Inc.	70,000	1,691,200
[a]Red Hat Inc.	84,100	4,722,215
[a]Semtech Corp.	93,500	2,538,525
[a]ServiceNow Inc.	34,300	2,016,154
[a]Trimble Navigation Ltd.	207,600	6,331,800
[a]Twitter Inc.	176,800	9,119,344
[a]Vantiv Inc., A	106,300	3,284,670
[a]ViaSat Inc.	100,500	5,539,560
[a]Workday Inc.	28,300	2,334,750
Xilinx Inc.	75,100	3,180,485
[a]Yelp Inc.	65,500	4,470,375
		144,843,907
Materials 1.8%
Cytec Industries Inc.	104,400	4,937,076
H.B. Fuller Co.	78,013	3,097,116
Martin Marietta Materials Inc.	36,000	4,641,840
		12,676,032
Utilities 0.6%
[a]Calpine Corp.	188,300	4,086,110

Total Common Stocks (Cost $485,231,717)		696,154,205

Short Term Investments 2.1%
Money Market Funds (Cost $3,093,569) 0.5%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	3,093,569	3,093,569

Investments from Cash Collateral Received for Loaned Securities (Cost
$11,341,050) 1.6%
Money Market Funds 1.6%
[d]BNY Mellon Overnight Government Fund, 0.026%	11,341,050	11,341,050

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Total Investments (Cost $499,666,336) 101.9%	710,588,824
Other Assets, less Liabilities (1.9)%	(13,202,434)
Net Assets 100.0%	$697,386,390

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2014.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d The rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin Strategic Income VIP Fund	Country	Shares		Value
Common Stocks 0.3%
Consumer Services 0.3%
[a,b,c]Turtle Bay Resort	United States	1,901,449		$2,566,956
Materials 0.0%†
NewPage Holdings Inc.	United States	5,000		462,500
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	224		246,708
Total Common Stocks (Cost $3,434,984)				3,276,164
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6		9,300
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	486		534,061
Total Convertible Preferred Stocks (Cost $731,856)				543,361
Preferred Stocks (Cost $625,000) 0.1%
Diversified Financials 0.1%
GMAC Capital Trust I, 8.125%, pfd.	United States	25,000		665,250
		Principal Amount*
Corporate Bonds 33.5%
Automobiles & Components 0.4%
[d]Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	1,000,000	EUR	1,331,570
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	2,000,000		2,090,000
				3,421,570
Banks 2.6%
Bank of America Corp.,
[e] junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	2,500,000		2,718,982
senior note, 5.65%, 5/01/18	United States	1,500,000		1,670,080
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,000,000		1,036,250
5.00%, 8/15/22	United States	2,500,000		2,515,625
Citigroup Inc.,
[e] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	700,000		695,906
senior note, 3.875%, 10/25/23	United States	3,000,000		3,041,397
sub. bond, 5.50%, 9/13/25	United States	500,000		546,482
sub. note, 4.05%, 7/30/22	United States	300,000		304,430
JPMorgan Chase & Co.,
[e] junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000		1,483,125
[e] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000		195,722
[e] junior sub. note, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	500,000		496,497
senior note, 4.25%, 10/15/20	United States	1,000,000		1,066,916
sub. note, 3.375%, 5/01/23	United States	1,000,000		959,249
sub. note, 3.875%, 9/10/24	United States	1,000,000		979,833
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000		1,063,125
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	1,500,000	EUR	2,179,687
[e]Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	3,500,000		3,574,375
				24,527,681
Capital Goods 0.8%
[d]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	2,000,000		2,180,000
7.75%, 2/01/20	Spain	200,000		214,750
[d,f]AECOM Technology Corp.,
senior bond, 144A, 5.875%, 10/15/24	United States	300,000		306,000
senior note, 144A, 5.75%, 10/15/22	United States	300,000		303,750
[d]KM Germany Holdings GmbH, secured note, 144A, 8.75%, 12/15/20	Germany	1,000,000	EUR	1,386,822
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	1,500,000		1,543,125
Terex Corp., senior note, 6.00%, 5/15/21	United States	1,000,000		1,045,000
[d]TransDigm Inc.,
senior sub. bond, 144A, 6.50%, 7/15/24	United States	500,000		498,750

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

senior sub. note, 144A, 6.00%, 7/15/22	United States	400,000		395,500
				7,873,697
Consumer Durables & Apparel 0.7%
[d]Financiere Gaillon 8 SAS, senior note, 144A, 7.00%, 9/30/19	France	1,500,000	EUR	1,743,986
KB Home, senior note,
4.75%, 5/15/19	United States	1,000,000		975,000
7.00%, 12/15/21	United States	1,600,000		1,672,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	300,000		314,813
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	1,100,000		1,135,750
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,400,000		1,256,500
				7,098,049
Consumer Services 1.1%
[d,f]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	2,000,000		1,997,500
Caesars Entertainment Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	3,000,000		2,328,750
[d,g]Financiere Quick SAS, 144A, FRN, 7.703%, 10/15/19	France	1,600,000	EUR	1,844,501
[d,h]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	2,500,000		32,500
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	2,500,000		2,575,000
6.75%, 10/01/20	United States	200,000		213,500
6.625%, 12/15/21	United States	500,000		530,000
Pinnacle Entertainment Inc., senior note, 6.375%, 8/01/21	United States	700,000		735,000
				10,256,751
Diversified Financials 1.8%
[d]AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 144A, 5.00%,
10/01/21	Netherlands	1,100,000		1,093,125
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	3,000,000		3,465,000
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	3,500,000		3,358,075
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	1,100,000		1,160,500
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	United States	29,000,000	MXN	2,392,373
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	500,000		568,750
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	1,400,000		1,494,500
SLM Corp., senior note,
8.45%, 6/15/18	United States	1,800,000		2,029,500
5.50%, 1/15/19	United States	1,500,000		1,533,750
				17,095,573
Energy 7.6%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
5.875%, 4/15/21	United States	1,500,000		1,590,000
6.125%, 7/15/22	United States	600,000		645,000
[d,f]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	800,000		824,000
senior note, 144A, 5.50%, 9/15/21	United States	800,000		813,000
CGG SA, senior note,
7.75%, 5/15/17	France	159,000		157,808
6.50%, 6/01/21	France	2,000,000		1,770,000
[d] 144A, 6.875%, 1/15/22	France	700,000		624,750
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	400,000		424,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	1,800,000		1,918,125
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	1,000,000		1,108,000
6.125%, 2/15/21	United States	1,500,000		1,638,750
5.75%, 3/15/23	United States	1,000,000		1,070,300
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	2,000,000		2,065,000
[d]CONSOL Energy Inc., senior note, 144A, 5.875%, 4/15/22	United States	2,000,000		1,977,500
El Paso Corp., senior bond, 6.50%, 9/15/20	United States	1,500,000		1,695,000
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	3,000,000		3,367,500
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	1,000,000		1,074,018
Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	United States	2,000,000		2,085,000
[d] 144A, 6.875%, 3/15/24	United States	1,000,000		942,500
[d]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	900,000		851,625

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
[d]Gaz Capital SA, (OJSC Gazprom), loan participation,
senior bond, 144A, 6.51%, 3/07/22	Russia	500,000	511,250
senior note, 144A, 5.092%, 11/29/15	Russia	1,500,000	1,530,645
senior note, 144A, 3.85%, 2/06/20	Russia	1,500,000	1,389,607
Halcon Resources Corp., senior note,
8.875%, 5/15/21	United States	2,000,000	1,980,000
9.25%, 2/15/22	United States	800,000	794,000
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	2,000,000	2,187,500
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	2,000,000	2,077,500
7.75%, 2/01/21	United States	1,200,000	1,215,000
6.50%, 9/15/21	United States	200,000	196,000
[d]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	3,500,000	3,156,055
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,800,000	1,804,500
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	1,500,000	1,503,750
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	1,300,000	1,378,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	700,000	620,375
senior secured note, first lien, 7.50%, 11/01/19	United States	2,000,000	1,865,000
Peabody Energy Corp., senior note,
6.50%, 9/15/20	United States	2,500,000	2,350,000
6.25%, 11/15/21	United States	1,500,000	1,400,625
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	1,000,000	1,055,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior note,
8.375%, 6/01/20	United States	1,172,000	1,283,340
6.50%, 5/15/21	United States	400,000	421,000
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	United States	404,000	443,390
6.875%, 2/15/23	United States	672,000	764,400
QR Energy LP/QRE Finance Corp. LLC, senior note, 9.25%, 8/01/20	United States	1,800,000	2,052,000
Quicksilver Resources Inc.,
[d,g] secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	1,800,000	1,656,000
senior note, 9.125%, 8/15/19	United States	500,000	315,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	United States	200,000	209,500
5.00%, 10/01/22	United States	400,000	395,500
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	2,500,000	2,581,250
first lien, 5.625%, 4/15/23	United States	900,000	913,500
[d] senior secured note, first lien, 144A, 5.75%, 5/15/24	United States	300,000	305,625
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	2,500,000	2,281,250
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,700,000	1,827,500
[d] 144A, 6.125%, 1/15/23	United States	600,000	596,340
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	2,000,000	2,080,000
			71,782,278
Food & Staples Retailing 0.2%
[d]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	2,000,000	1,988,490
Food, Beverage & Tobacco 0.9%
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	1,000,000	978,750
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	1,736,000	1,725,150
[d]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	2,400,000	2,568,000
7.25%, 6/01/21	United States	300,000	316,500
[d]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	1,700,000	1,615,000
6.00%, 12/15/22	United States	400,000	368,000
[d]Smithfield Foods Inc., senior note, 144A, 5.875%, 8/01/21	United States	600,000	608,625
			8,180,025
Health Care Equipment & Services 1.5%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	800,000	802,000
[d]AmSurg Corp., senior note, 144A, 5.625%, 7/15/22	United States	400,000	398,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	1,500,000		1,605,300
[d] senior note, 144A, 6.875%, 2/01/22	United States	400,000		419,000
senior secured note, 5.125%, 8/15/18	United States	600,000		618,000
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	500,000		492,187
senior note, 5.75%, 8/15/22	United States	1,500,000		1,560,000
HCA Inc.,
senior note, 7.50%, 2/15/22	United States	1,500,000		1,691,250
senior note, 5.875%, 5/01/23	United States	1,500,000		1,537,500
senior secured note, 5.875%, 3/15/22	United States	1,000,000		1,053,750
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	1,700,000		1,870,000
[d] 144A, 5.00%, 3/01/19	United States	500,000		495,000
[d] 144A, 5.50%, 3/01/19	United States	1,200,000		1,209,000
				13,750,987
Insurance 0.6%
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	2,200,000		2,464,000
[d]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN
thereafter, 3/15/72	Japan	2,500,000		2,912,238
				5,376,238
Materials 4.3%
ArcelorMittal, senior note,
6.00%, 3/01/21	Luxembourg	3,000,000		3,170,250
6.75%, 2/25/22	Luxembourg	500,000		540,498
[d]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	500,000		544,375
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	200,000		198,500
7.00%, 11/15/20	Luxembourg	105,882		106,015
6.75%, 1/31/21	Luxembourg	200,000		201,250
6.00%, 6/30/21	Luxembourg	1,300,000		1,256,938
[d]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,500,000		1,305,937
Celanese US Holdings LLC, senior note, 3.25%, 10/15/19	United States	700,000	EUR	895,633
[d]Cemex Finance LLC, senior secured note, 144A, 6.00%, 4/01/24	Mexico	1,000,000		996,250
[c,d] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	1,500,000		1,450,312
secured note, 144A, 5.875%, 3/25/19	Mexico	1,000,000		1,011,875
senior secured note, 144A, 9.00%, 1/11/18	Mexico	500,000		530,000
[d]Faenza GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	1,400,000	EUR	1,917,240
[d]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	1,400,000		1,431,500
7.00%, 2/15/21	Canada	1,725,000		1,757,344
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	2,500,000		2,575,000
8.25%, 11/01/19	Australia	1,000,000		1,037,500
[d]Glencore Funding LLC, senior note, 144A,
4.125%, 5/30/23	Switzerland	1,000,000		991,751
4.625%, 4/29/24	Switzerland	500,000		506,000
[d]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	200,000		215,375
7.50%, 5/01/20	Switzerland	300,000		321,000
[d]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	700,000		700,875
6.50%, 8/15/18	Switzerland	700,000	EUR	907,788
5.75%, 2/15/19	Switzerland	300,000	EUR	381,001
[d]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	1,000,000	EUR	1,315,058
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	1,600,000		1,718,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	900,000		920,250
senior note, 8.50%, 5/15/18	United States	1,000,000		1,036,250
senior note, 8.25%, 2/15/21	United States	1,000,000		1,062,500
senior secured note, 7.125%, 4/15/19	United States	1,000,000		1,038,750
[d]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	United States	1,000,000		1,077,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
8.375%, 9/15/21	United States	800,000		892,000
[d]Steel Dynamics Inc.,
senior bond, 144A, 5.50%, 10/01/24	United States	1,000,000		1,007,500
senior note, 144A, 5.125%, 10/01/21	United States	1,000,000		1,015,000
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	1,000,000	EUR	1,339,463
[d]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	2,500,000		2,664,990
				40,037,468
Media 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	United States	1,400,000		1,375,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000		1,027,500
senior sub. note, 7.625%, 3/15/20	United States	200,000		207,000
senior sub. note, 7.625%, 3/15/20	United States	500,000		521,250
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	3,000,000		3,206,850
DISH DBS Corp., senior note,
7.125%, 2/01/16	United States	2,000,000		2,125,000
6.75%, 6/01/21	United States	500,000		538,750
5.875%, 7/15/22	United States	500,000		511,250
Gannett Co. Inc.,
[d] senior bond, 144A, 6.375%, 10/15/23	United States	1,900,000		1,980,750
[d] senior bond, 144A, 5.50%, 9/15/24	United States	300,000		296,250
senior note, 5.125%, 7/15/20	United States	1,000,000		1,007,500
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	2,400,000		2,397,000
[d] senior secured note, 144A, 9.00%, 9/15/22	United States	700,000		696,500
[d]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	1,700,000		1,660,688
[d]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	1,700,000		1,729,750
[d]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, senior secured note,
144A, 5.625%, 4/15/23	Germany	800,000	EUR	1,092,070
[d]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	United States	436,000		468,700
senior secured note, 144A, 7.875%, 11/01/20	United States	1,500,000		1,614,375
[d]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Netherlands	2,000,000	EUR	2,665,957
[d]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	800,000		794,000
[d,f]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	900,000	GBP	1,457,346
[d]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,900,000		1,901,187
[d]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	900,000		933,750
				30,208,923
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
[d]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	700,000		693,000
[d,i]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	2,500,000		2,531,250
[d]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	United States	1,200,000		1,288,500
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	2,400,000		2,475,000
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	1,500,000		1,469,964
				8,457,714
Real Estate 0.1%
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	500,000		497,500
Retailing 0.4%
[d]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,800,000	EUR	1,905,243
[d]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	United Kingdom	1,300,000	GBP	2,206,709
				4,111,952
Software & Services 1.0%
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,000,000		1,930,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	2,000,000		1,990,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	300,000		360,000
[d] senior secured bond, 144A, 8.25%, 1/15/21	United States	3,500,000		3,727,500
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	1,100,000		1,177,000
				9,184,500
Technology Hardware & Equipment 0.2%
[d]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	2,000,000		2,045,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

[d,i]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	200,000		207,000
				2,252,000
Telecommunication Services 3.3%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	200,000		214,750
senior note, 6.00%, 4/01/17	United States	1,000,000		1,079,250
senior note, 6.45%, 6/15/21	United States	1,000,000		1,075,000
[d]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,500,000		1,546,875
[d]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	800,000		794,000
[d]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	1,000,000		1,068,125
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	600,000		625,500
senior note, 8.50%, 4/15/20	United States	2,000,000		2,230,000
senior note, 8.75%, 4/15/22	United States	500,000		565,000
senior note, 7.875%, 1/15/27	United States	400,000		404,000
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	1,600,000		1,632,000
senior note, 7.25%, 10/15/20	Luxembourg	1,000,000		1,057,500
senior note, 7.50%, 4/01/21	Luxembourg	1,000,000		1,071,250
[d]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	1,300,000		1,355,250
[d,i]Mobile Challenger Intermediate Group SA, secured note, 144A, PIK, 8.75%, 3/15/19	Switzerland	600,000	EUR	771,001
[d]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	Poland	500,000	EUR	661,444
[d]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	Poland	800,000	EUR	1,037,952
[d]Sprint Corp., senior note, 144A, 7.875%, 9/15/23	United States	500,000		532,500
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	1,200,000		1,345,500
6.00%, 11/15/22	United States	500,000		486,875
[d] 144A, 9.00%, 11/15/18	United States	1,500,000		1,738,125
[d] 144A, 7.00%, 3/01/20	United States	800,000		881,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	300,000		304,500
senior bond, 6.375%, 3/01/25	United States	1,300,000		1,300,000
senior note, 6.542%, 4/28/20	United States	1,400,000		1,440,250
senior note, 6.125%, 1/15/22	United States	200,000		201,750
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	2,000,000		2,213,714
[d]Wind Acquisition Finance SA, senior secured note, 144A,
4.00%, 7/15/20	Italy	600,000	EUR	748,268
7.00%, 4/23/21	Italy	2,000,000	EUR	2,615,744
				30,997,123
Transportation 0.7%
[d]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	900,000		922,500
senior note, 144A, 9.75%, 5/01/20	United States	400,000		408,000
Hertz Corp., senior note,
6.75%, 4/15/19	United States	1,500,000		1,556,250
6.25%, 10/15/22	United States	1,500,000		1,526,250
[d]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	900,000		938,250
[d]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	1,100,000		1,104,125
				6,455,375
Utilities 1.2%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000		1,165,500
senior note, 5.375%, 1/15/23	United States	1,300,000		1,262,625
[d] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	600,000		624,000
[d] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	100,000		105,750
[d,e]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	3,000,000		3,054,480
[d]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	2,500,000		2,403,125
[d,h]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	3,000,000		2,527,500
				11,142,980
Total Corporate Bonds (Cost $309,614,508)				314,696,874

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
[g]Senior Floating Rate Interests 18.0%
Automobiles & Components 0.9%
ASP HHI Acquisition Co. Inc., Refinancing Term Loan, 5.00%, 10/05/18	United States	136,657	136,785
August LuxUK Holding Co., Lux Term B-2 Loan, (Schrader), 5.00%, 4/27/18	Luxembourg	517,834	517,834
August U.S. Holding Co. Inc., U.S. Term B-2 Loan, (Schrader), 5.00%, 4/27/18	United States	155,771	155,771
Crowne Group LLC, Term Loan, 3.29%, 9/30/20	United States	1,650,700	1,642,447
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	United States	1,736,582	1,684,485
[f] Term Loan, 6.50%, 7/29/17	United States	1,480,234	1,483,473
Grede Holdings LLC, Initial Term Loan, 4.75%, 6/02/21	United States	822,814	821,271
[f]Henniges Automotive Holdings Inc., Term Loans, 6.00%, 6/12/21	United States	1,214,371	1,223,479
[f]UCI International Inc., Term Loan, 3.28%, 7/26/17	United States	581,277	582,488
			8,248,033
Capital Goods 0.9%
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/20/21	United States	493,121	489,422
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	845,106	836,655
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	125,226	125,226
Term B Loans, 4.50%, 4/09/20	United States	298,597	296,045
[j]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	190,406	164,632
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	919,100	907,611
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	2,582,186	2,579,766
Signode Industrial Group U.S. Inc., Initial Term B Loan, 4.00%, 5/01/21	United States	887,652	879,330
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	668,789	658,913
Tranche D Term Loan, 3.75%, 6/04/21	United States	686,879	677,189
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	455,914	455,914
[f]WireCo Worldgroup Inc., Term Loan, 3.29%, 2/15/17	United States	48,976	49,190
			8,119,893
Commercial & Professional Services 0.8%
[f]AlixPartners LLP, Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	2,678,927	2,716,880
EnergySolutions LLC, Term Advance, 6.75%, 5/29/20	United States	335,260	339,660
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	4,229,021	4,210,519
			7,267,059
Consumer Services 2.3%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	1,281,031	1,279,422
[f]Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	4,081,089	3,918,866
[f]Cannery Casino Resorts LLC,
Second Lien Term Loan, 10.00%, 10/02/19	United States	780,000	772,200
Term Loan, 6.00%, 10/02/18	United States	1,851,815	1,840,241
[f]ClubCorp Club Operations Inc., Term B Loans, 3.28%, 7/24/20	United States	277,350	276,310
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	573,863	573,863
[f]Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	2,777,198	2,758,974
ROC Finance LLC, Funded Term B Loans, 5.00%, 4/08/19	United States	315,704	304,259
TGI Friday's Inc.,
First Lien Initial Term Loan, 5.25%, 7/15/20	United States	1,785,898	1,783,665
Second Lien Initial Term Loan, 9.25%, 7/15/21	United States	230,000	229,425
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	1,064,935	926,493
[f]Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 6.00%, 9/02/21	Luxembourg	1,208,402	1,207,836
[c,i]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	United States	6,357,423	6,071,339
			21,942,893
Diversified Financials 0.5%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	936,753	934,216
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	4,170,135	4,114,534
			5,048,750
Energy 0.7%
Bowie Resource Holdings LLC, 2nd Lien Initial Term Loan, 11.75%, 2/16/21	United States	285,714	290,714
Citgo Petroleum Corp., Term B Loan, 4.50%, 7/29/21	United States	378,900	380,005
Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%, 7/25/21	United States	719,476	695,643
Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	720,000	721,800

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

McJunkin Red Man Corp., 2013 Term Loan, 5.00% - 6.25%, 11/11/19	United States	725,625	726,078
Osg Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	1,248,573	1,250,134
OSG International Inc., Initial Term Loan, (OIN), 5.75%, 8/05/19	United States	1,527,245	1,529,154
[f]Utex Industries Inc., First Lien Initial Term Loan, 5.00%, 5/22/21	United States	1,273,838	1,273,042
			6,866,570
Food & Staples Retailing 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	1,805,558	1,796,530
Food, Beverage & Tobacco 0.2%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 2/24/20	United States	1,669,259	1,613,965
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.75%, 7/03/21	United States	128,913	125,691
			1,739,656
Health Care Equipment & Services 1.9%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	685,642	691,213
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	4,116,744	4,109,799
Connolly LLC,
2nd Lien Initial Term Loan, 8.00%, 5/14/22	United States	423,200	425,316
Initial Term Loan, 5.00%, 5/14/21	United States	1,771,426	1,765,890
DaVita HealthCare Partners Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	2,496,713	2,472,722
Dialysis Newco Inc., Second Lien Term Loan B, 4.50%, 10/22/21	United States	267,300	267,300
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	3,318,047	3,318,021
Surgery Centers Holdings Inc.,
Incremental Second Lien Term Loan, 9.75%, 4/10/20	United States	8,339	8,506
[f] Second Lien Term Loan, 3.32%, 9/15/21	United States	404,200	398,642
[f] Term Loan, 3.28%, 9/15/20	United States	70,600	70,423
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	1,744,505	1,713,976
[f]U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	3,050,143	3,016,784
			18,258,592
Household & Personal Products 0.7%
[f]FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	3,648,232	3,648,232
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	3,535,804	3,347,229
			6,995,461
Materials 3.2%
[f]Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	1,025,189	1,022,626
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	3,462,598	3,458,990
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	2,864,234	2,894,070
Atkore International Inc., Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	219,800	218,014
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term, 3.75%,
2/01/20	United States	1,244,833	1,221,026
[f]AZ Chem US Inc., First Lien Initial Term Loan, 4.50%, 6/12/21	United States	1,515,758	1,531,267
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	509,963	513,150
CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term Loan, 8.25%, 7/31/22	United States	585,000	580,613
[f]Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	2,599,737	2,598,926
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	3,087,953	3,108,541
HII Holding Corp. (Houghton International), Second Lien Term Loan, 9.50%, 12/20/20	United States	575,175	581,646
[f]MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	2,291,265	2,262,624
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	1,066,692	1,070,692
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	574,051	573,692
Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	311,538	315,238
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	838,599	831,779
Prescrix Inc., 2nd Lien Term Loan, 8.00%, 5/02/22	United States	663,243	662,414
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	2,759,682	2,734,550
Solenis International LP and Solenis Holdings, Second Lien Term Loan, 7.75%, 7/31/22	United States	174,800	171,595
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	641,674	638,020
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	444,108	440,314
[f]Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	3,446,209	3,054,203
			30,483,990
Media 1.4%
AP NMT Acquisition BV, Second Lien Dollar Term B Loan, 10.00%, 8/13/22	Netherlands	1,290,000	1,192,444
Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	3,180,867	3,185,638
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	471,328	464,258

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	678,796		687,281
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	630,053		640,554
William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 5.25%, 5/06/21	United States	2,854,894		2,801,364
Term Loans Second Lien, 8.25%, 5/06/22	United States	4,543,017		4,406,727
				13,378,266
Real Estate 0.0%†
Capital Automotive LP, Second Lien Term Loan, 3.29%, 4/30/20	United States	182,500		185,237
Retailing 2.2%
BJ's Wholesale Club Inc.,
2013 (Nov)Replacement Loans, 4.50%, 9/26/19	United States	3,539,478		3,489,547
Second Lien 2013 (Nov) Replacment Loans, 8.50%, 3/26/20	United States	1,915,908		1,936,264
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 10/03/19	United States	3,392,516		3,358,591
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	1,069,578		1,070,113
JC Penney Corp. Inc., Term Loan, 5.00%, 6/20/19	United States	724,783		719,951
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	1,186,241		1,182,520
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19	United States	1,405,654		1,384,277
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	4,153,274		4,047,710
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	3,254,931		3,013,522
				20,202,495
Semiconductors & Semiconductor Equipment 0.1%
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	522,291		527,187
Software & Services 1.3%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	4,552,506		4,486,290
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	4,991,310		4,911,764
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	2,015,657		2,037,073
Worldpay U.S. Inc., Facility B2A-II Loan, 3.28%, 11/30/19	United States	297,300		298,786
				11,733,913
Technology Hardware & Equipment 0.2%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	1,309,566		1,301,709
Presidio Inc., Term Loan, 5.00%, 3/31/17	United States	702,189		703,066
				2,004,775
Telecommunication Services 0.2%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	1,485,191		1,464,460
Transportation 0.3%
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%, 10/16/20	United States	2,424,189		2,430,249
Total Senior Floating Rate Interests (Cost $169,755,815)				168,694,009
Foreign Government and Agency Securities 20.1%
Government of Canada,
1.00%, 11/01/14	Canada	591,000	CAD	527,835
2.00%, 12/01/14	Canada	1,420,000	CAD	1,270,466
1.00%, 5/01/15	Canada	5,080,000	CAD	4,537,471
Government of Hungary,
5.50%, 2/12/16	Hungary	1,864,700,000	HUF	7,978,469
5.50%, 12/22/16	Hungary	46,690,000	HUF	203,795
6.50%, 6/24/19	Hungary	206,000,000	HUF	939,006
7.50%, 11/12/20	Hungary	313,570,000	HUF	1,514,350
5.375%, 2/21/23	Hungary	1,020,000		1,081,710
A, 6.75%, 11/24/17	Hungary	104,470,000	HUF	475,801
A, 5.50%, 12/20/18	Hungary	34,100,000	HUF	150,251
A, 7.00%, 6/24/22	Hungary	930,000	HUF	4,417
A, 6.00%, 11/24/23	Hungary	1,270,000	HUF	5,735
senior note, 6.25%, 1/29/20	Hungary	4,597,000		5,129,493
senior note, 6.375%, 3/29/21	Hungary	1,000,000		1,125,345
Government of Indonesia,
FR26, 11.00%, 10/15/14	Indonesia	1,800,000,000	IDR	148,042
FR34, 12.80%, 6/15/21	Indonesia	17,235,000,000	IDR	1,735,473
Government of Ireland,
5.00%, 10/18/20	Ireland	3,000,000	EUR	4,735,402
senior bond, 5.40%, 3/13/25	Ireland	2,883,710	EUR	4,853,823
Government of Malaysia,
3.741%, 2/27/15	Malaysia	12,310,000	MYR	3,761,868

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
3.835%, 8/12/15	Malaysia	7,475,000		MYR	2,290,518
4.72%, 9/30/15	Malaysia	10,268,000		MYR	3,174,909
3.197%, 10/15/15	Malaysia	4,730,000		MYR	1,440,977
senior bond, 3.814%, 2/15/17	Malaysia	2,500,000		MYR	768,628
senior bond, 4.24%, 2/07/18	Malaysia	600,000		MYR	186,984
senior note, 3.172%, 7/15/16	Malaysia	28,100,000		MYR	8,536,660
Government of Mexico,
9.50%, 12/18/14	Mexico	679,620	[k]	MXN	5,130,209
6.00%, 6/18/15	Mexico	18,020	[k]	MXN	136,942
8.00%, 12/17/15	Mexico	753,560	[k]	MXN	5,928,740
6.25%, 6/16/16	Mexico	199,310	[k]	MXN	1,549,726
7.25%, 12/15/16	Mexico	790,330	[k]	MXN	6,279,444
Government of Poland,
5.50%, 4/25/15	Poland	7,018,000		PLN	2,162,023
6.25%, 10/24/15	Poland	9,134,000		PLN	2,881,687
4.75%, 10/25/16	Poland	37,000,000		PLN	11,795,741
[g] FRN, 2.69%, 1/25/17	Poland	1,660,000		PLN	502,375
[g] FRN, 2.69%, 1/25/21	Poland	1,683,000		PLN	505,218
Strip, 7/25/15	Poland	2,052,000		PLN	610,192
Strip, 1/25/16	Poland	1,066,000		PLN	313,798
[d]Government of Portugal, 144A, 5.125%, 10/15/24	Portugal	6,100,000			6,381,027
[d]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	4,410,000			4,402,437
7.25%, 9/28/21	Serbia	1,000,000			1,121,950
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	7,350,000		SGD	5,815,071
Government of Sri Lanka,
A, 11.75%, 3/15/15	Sri Lanka	1,160,000		LKR	9,130
A, 6.50%, 7/15/15	Sri Lanka	28,980,000		LKR	223,361
A, 11.00%, 8/01/15	Sri Lanka	116,400,000		LKR	928,695
A, 6.40%, 8/01/16	Sri Lanka	19,500,000		LKR	149,978
A, 8.00%, 11/15/18	Sri Lanka	70,220,000		LKR	565,606
A, 9.00%, 5/01/21	Sri Lanka	73,580,000		LKR	614,848
B, 6.40%, 10/01/16	Sri Lanka	16,000,000		LKR	123,352
B, 8.50%, 7/15/18	Sri Lanka	15,280,000		LKR	123,729
C, 8.50%, 4/01/18	Sri Lanka	8,070,000		LKR	65,494
D, 8.50%, 6/01/18	Sri Lanka	54,050,000		LKR	440,521
Government of Sweden, 4.50%, 8/12/15	Sweden	26,000,000		SEK	3,737,381
Government of the Philippines,
senior bond, 7.00%, 1/27/16	Philippines	80,000,000		PHP	1,874,195
senior note, 1.625%, 4/25/16	Philippines	120,000,000		PHP	2,657,301
[d]Government of Ukraine,
144A, 7.75%, 9/23/20	Ukraine	3,850,000			3,294,156
senior bond, 144A, 7.80%, 11/28/22	Ukraine	2,790,000			2,383,009
senior note, 144A, 7.95%, 2/23/21	Ukraine	2,120,000			1,818,918
senior note, 144A, 7.50%, 4/17/23	Ukraine	1,000,000			834,800
[l]Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	188,876,319		UYU	8,613,616
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	4,622,600,000		KRW	4,388,431
senior bond, 2.80%, 8/02/15	South Korea	1,324,510,000		KRW	1,262,055
senior bond, 2.81%, 10/02/15	South Korea	6,000,000,000		KRW	5,723,441
senior note, 2.78%, 10/02/14	South Korea	2,030,900,000		KRW	1,925,115
senior note, 2.84%, 12/02/14	South Korea	841,710,000		KRW	798,759
senior note, 2.74%, 2/02/15	South Korea	1,617,220,000		KRW	1,535,937
senior note, 2.76%, 6/02/15	South Korea	5,045,300,000		KRW	4,800,900
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	1,261,950,000		KRW	1,198,550
3.25%, 6/10/15	South Korea	210,800,000		KRW	201,256
2.75%, 12/10/15	South Korea	4,897,900,000		KRW	4,672,080
3.00%, 12/10/16	South Korea	5,500,000,000		KRW	5,294,890
Nota Do Tesouro Nacional,
10.00%, 1/01/17	Brazil	6,200	[m]	BRL	2,425,178
[n] Index Linked, 6.00%, 5/15/15	Brazil	1,390	[m]	BRL	1,427,385
[n] Index Linked, 6.00%, 8/15/16	Brazil	1,604	[m]	BRL	1,639,503
[n] Index Linked, 6.00%, 8/15/18	Brazil	5,525	[m]	BRL	5,623,333

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
Uruguay Notas del Tesoro,
10.50%, 3/21/15	Uruguay	1,700,000	UYU	68,322
10.25%, 8/22/15	Uruguay	59,720,000	UYU	2,330,921
9.50%, 1/27/16	Uruguay	9,220,000	UYU	348,988
[l] 18, Index Linked , 2.25%, 8/23/17	Uruguay	25,690,002	UYU	975,434
Uruguay Treasury Bill, Strip,
7/02/15	Uruguay	510,000	UYU	18,613
8/20/15	Uruguay	35,364,000	UYU	1,268,281
Total Foreign Government and Agency Securities (Cost $192,877,453)				188,479,470
U.S. Government and Agency Securities 2.0%
U.S. Treasury Bond,
4.50%, 2/15/16	United States	3,000,000		3,173,202
7.875%, 2/15/21	United States	900,000		1,214,473
U.S. Treasury Note,
4.625%, 2/15/17	United States	600,000		653,883
4.75%, 8/15/17	United States	2,900,000		3,204,047
3.75%, 11/15/18	United States	7,000,000		7,614,964
[l] Index Linked, 0.125%, 4/15/16	United States	2,482,592		2,512,654
Total U.S. Government and Agency Securities (Cost $17,809,321)				18,373,223
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 6.0%
Banks 3.6%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	1,807,000		1,877,636
[g]Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 3.517%, 6/25/34	United States	2,337,471		2,390,517
Bear Stearns Commercial Mortgage Securities Inc.,
[g] 2006-PW11, AJ, FRN, 5.605%, 3/11/39	United States	1,000,000		1,040,520
[g] 2006-PW12, AJ, FRN, 5.751%, 9/11/38	United States	1,440,000		1,495,791
2006-PW13, AJ, 5.611%, 9/11/41	United States	5,100,000		5,292,963
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	2,520,000		2,512,775
[g] 2007-C6, AM, FRN, 5.706%, 6/10/17	United States	4,900,000		5,324,967
[g]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	2,700,000		2,601,854
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000		1,160,040
Greenwich Capital Commercial Funding Corp.,
[g] 2006-GG7, AJ, FRN, 5.82%, 7/10/38	United States	2,560,000		2,664,834
2007-GG9, AM, 5.475%, 3/10/39	United States	1,030,000		1,091,109
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	760,000		796,118
[g] 2006-LDP7, AJ, FRN, 5.873%, 4/15/45	United States	1,680,000		1,718,496
[g]Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.535%, 8/25/35	United States	350,000		327,034
[g]Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	200,000		207,416
2007-IQ16, AM, FRN, 6.099%, 12/12/49	United States	510,000		566,735
2007-IQ16, AMA, FRN, 6.094%, 12/12/49	United States	1,120,000		1,239,466
Wells Fargo Mortgage Backed Securities Trust,
[g] 2004-W, A9, FRN, 2.762%, 11/25/34	United States	1,247,554		1,291,177
2007-3, 3A1, 5.50%, 4/25/37	United States	437,557		453,872
				34,053,320
Diversified Financials 2.4%
[d,g]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.235%, 11/25/20	United States	1,380,000		1,358,058
[d,g]Atrium CDO Corp., 10A, C, 144A, FRN, 2.833%, 7/16/25	United States	1,400,000		1,371,790
[d,f,g]Atrium XI, 11A, C, 144A, FRN, 3.435%, 10/23/25	Cayman Islands	1,820,000		1,820,000
[d,g]BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.615%, 5/26/35	United States	440,000		435,448
[d,g]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.835%, 1/27/25	Cayman Islands	1,130,000		1,095,795
[d,g]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.575%, 3/11/21	United States	1,251,000		1,170,448
[d,g]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.236%, 1/30/25	Cayman Islands	784,314		783,044
[d,g]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.635%, 7/26/21	United States	960,000		920,784
[d,g]ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.234%, 10/15/21	United States	860,000		839,179
[d,g]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.464%, 10/20/43	United States	1,511,121		1,490,426
[d,g]Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.685%, 7/15/26	Cayman Islands	2,000,000		2,004,000
B, 144A, FRN, 2.285%, 7/15/26	United States	426,000		421,186

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

C, 144A, FRN, 3.235%, 7/15/26	United States	167,100		166,679
[d]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	2,000,000		1,925,540
[g]Impac Secured Assets Trust, 2007-2, FRN, 0.405%, 4/25/37	United States	379,122		353,485
[d,g]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.134%, 4/15/24	Cayman Islands	270,000		269,641
2013-1A, C, 144A, FRN, 3.734%, 4/15/24	Cayman Islands	440,000		421,423
2013-2A, B, 144A, FRN, 2.914%, 4/25/25	United States	1,080,000		1,065,884
MortgageIT Trust, 2004-1, A2, 1.055%, 11/25/34	United States	441,188		430,297
[d,g]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.576%, 12/24/39	United States	560,358		556,216
[g]Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.465%, 11/25/35	United States	734,677		702,087
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	43,474		43,457
Structured Asset Securities Corp., 2005-2XS, 2A2, 1.655%, 2/25/35	United States	401,786		391,624
[g,o]Talisman 6 Finance, Reg S, FRN, 0.382%, 10/22/16	Germany	1,881,037	EUR	2,331,020
[g]Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 4.799%, 4/25/45	United States	402,711		409,350
				22,776,861
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $54,140,417)				56,830,181
Mortgage-Backed Securities 3.0%
[g]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.348%, 1/01/33	United States	60,530		63,442
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.2%
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	99,602		106,061
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	4,485		4,660
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	497		510
[f]FHLMC Gold 30 Year, 3.50%, 8/01/42	United States	148,000		151,070
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	410,674		453,913
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 1/01/35	United States	378,240		422,574
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	328,588		373,338
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36	United States	80,492		92,259
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	33,644		38,340
FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31	United States	1,283		1,365
				1,644,090
[g]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.31% - 233%, 12/01/34 – 4/01/20	United States	223,251		235,755
Federal National Mortgage Association (FNMA) Fixed Rate 2.6%
FNMA 15 Year, 2.50%, 7/01/22 - 6/01/27	United States	628,779		637,032
FNMA 15 Year, 3.00%, 10/01/27	United States	5,959,314		6,160,970
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	137,139		145,226
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	106,921		112,896
FNMA 15 Year, 5.50%, 3/01/16 - 11/01/18	United States	617,295		653,788
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	1,001		1,008
[f]FNMA 30 Year, 3.00%, 8/01/42 - 10/01/43	United States	6,676,643		6,569,671
[f]FNMA 30 Year, 3.50%, 8/01/42	United States	2,052,000		2,097,529
[f]FNMA 30 Year, 4.00%, 10/01/40	United States	7,409,000		7,808,276
FNMA 30 Year, 5.00%, 4/01/30	United States	140,892		156,108
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	397,510		451,102
				24,793,606
Government National Mortgage Association (GNMA) Fixed Rate 0.2%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	464,898		514,445
GNMA I SF 30 Year, 6.50%, 2/15/32	United States	2,182		2,482
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	34,203		36,168
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,650		1,962
[f]GNMA II SF 30 Year, 3.50%, 10/01/42	United States	820,000		847,355
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	136,540		152,557
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	158,741		182,608
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	72,513		84,012
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	17,707		20,667
				1,842,256
Total Mortgage-Backed Securities (Cost $28,531,902)				28,579,148
Municipal Bonds 5.5%
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%,
6/15/22	United States	1,300,000		1,371,279

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
California State GO, Various Purpose,
5.25%, 11/01/40	United States	560,000	640,550
Refunding, 5.25%, 3/01/38	United States	1,500,000	1,642,095
Refunding, 5.00%, 4/01/38	United States	2,000,000	2,194,180
Refunding, NATL Insured, 4.50%, 12/01/32	United States	300,000	311,037
Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	290,000	300,997
Colorado State ISD, GO, Mitchell and Scurry Counties, School Building, PSF
Guarantee, 5.00%, 8/15/43	United States	300,000	338,424
Evansville Local Public Improvement Bond Bank Revenue, Sewage Works Project,
Series A, 5.00%, 7/01/36	United States	675,000	753,212
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%,
7/01/20	United States	3,000,000	3,013,170
Hawaii State GO, Series EH, 5.00%, 8/01/30	United States	700,000	818,489
Illinois State GO,
5.877%, 3/01/19	United States	2,000,000	2,218,300
Build America Bonds, 7.35%, 7/01/35	United States	1,000,000	1,148,790
Kansas State Development Finance Authority Revenue, Wichita State University
Union Corp. Student Housing Project, Refunding, Series F-1,
5.25%, 6/01/38	United States	820,000	899,966
5.25%, 6/01/42	United States	800,000	875,040
5.00%, 6/01/46	United States	500,000	535,295
Marco Island Utility System Revenue, Refunding, 4.625%,
10/01/30	United States	350,000	384,409
10/01/31	United States	325,000	355,891
Massachusetts State GO, Consolidated Loan of 2014, Series A, 4.50%, 12/01/43	United States	2,300,000	2,453,479
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	United States	500,000	552,270
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	2,650,000	3,004,941
Mississippi State GO, Series B, 5.00%, 12/01/31	United States	780,000	912,974
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	1,500,000	1,636,455
4/01/43	United States	1,600,000	1,737,072
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	700,000	767,361
New York City HDC Revenue, Series B1, 5.00%, 7/01/33	United States	500,000	560,050
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	2,430,000	2,689,694
New York GO, Sub. Series G-1, 5.00%, 4/01/27	United States	1,750,000	2,033,028
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series C, 5.00%, 3/15/29	United States	1,500,000	1,746,765
[c]Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	3,465,000	2,066,422
Series XX, 5.25%, 7/01/40	United States	165,000	98,192
Puerto Rico Sales Tax FICO Revenue, Capital Appreciation, Refunding, Series A, zero
cpn., 8/01/26	United States	275,000	101,272
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Series A, zero cpn., 8/01/25	United States	320,000	127,747
first subordinate, Series A, 5.75%, 8/01/37	United States	500,000	409,680
first subordinate, Series A, 6.50%, 8/01/44	United States	2,500,000	2,122,975
Refunding, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/45	United States	3,700,000	522,736
Refunding, Series B, 6.05%, 8/01/37	United States	915,000	725,156
Refunding, Series B, 6.05%, 8/01/38	United States	1,120,000	883,422
Red River Education Financing Corp. Education Revenue, Higher Education, Texas
Christian University, 5.00%, 3/15/43	United States	625,000	686,819
South Carolina State Public Service Authority Revenue, Refunding, Series B, 5.00%,
12/01/38	United States	1,000,000	1,105,090
University of California Revenues, General, Series AK, 5.00%, 5/15/48	United States	4,320,000	5,257,051
Washington State GO, Various Purpose,
Refunding, Series R-C, 5.00%, 7/01/24	United States	900,000	1,089,081
Series D, 5.00%, 2/01/23	United States	775,000	925,722
Total Municipal Bonds (Cost $49,883,071)			52,016,578

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
		Shares
Escrows and Litigation Trusts 0.0%
Aerospace & Defense 0.0%
[a,j]Comfort Co. Inc., Escrow Account	United States	13,427		—
[a,j]NewPage Corp., Litigation Trust	United States	2,500,000		—
Total Escrows and Litigation Trusts (Cost $—)				—
Total Investments before Short Term Investments (Cost $827,404,327)				832,154,258
		Principal Amount*
Short Term Investments 11.8%
Foreign Government and Agency Securities 0.2%
[p]Bank of Negara Monetary Notes, 10/16/14 - 11/06/14	Malaysia	40,000	MYR	12,173
[p]Philippine Treasury Bills, 10/08/14 - 11/05/14	Philippines	98,455,000	PHP	2,187,394
Total Foreign Government and Agency Securities (Cost $2,287,873)				2,199,567
Total Investments before Money Market Funds (Cost $829,692,201)				834,353,825
		Shares
Money Market Funds (Cost $108,693,033) 11.6%
[a,q]Institutional Fiduciary Trust Money Market Portfolio	United States	108,693,033		108,693,033
Total Investments (Cost $938,385,233) 100.4%				943,046,858
Other Assets, less Liabilities (0.4)%				(4,007,003)
Net Assets 100.0%				$939,039,855

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b The security is owned by FT Holdings Corporation III, a wholly-owned subsidiary of the Fund. See Note 10.
c At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $175,233,218, representing 18.66% of net assets.
e Perpetual security with no stated maturity date.
f A portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced (TBA) basis.
g The coupon rate shown represents the rate at period end.
h Defaulted security or security for which income has been deemed uncollectible.
i Income may be received in additional securities and/or cash.
j Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2014, the aggregate value of these securities was $164,632, representing 0.02% of net assets.
k Principal amount is stated in 100 Mexican Peso Units.
l Principal amount of security is adjusted for inflation.
m Principal amount is stated in 1,000 Brazilian Real Units.
n Redemption price at maturity is adjusted for inflation.
o Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2014, the value of this security was
$2,331,020, representing 0.25% of net assets.
p The security is traded on a discount basis with no stated coupon rate.
q Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Euro	JPHQ	Buy	2,850,000	$3,598,695	10/07/14	$742	$-
Euro	JPHQ	Sell	2,850,000	3,886,730	10/07/14	287,293	-
Euro	DBAB	Buy	185,654	234,388	10/08/14	87	-
Euro	DBAB	Sell	185,654	251,914	10/08/14	17,439	-
Euro	BZWS	Sell	2,749,000	3,718,627	10/14/14	246,584	-
Euro	DBAB	Sell	121,043	163,672	10/15/14	10,791	-
Euro	DBAB	Sell	587,951	795,880	10/17/14	53,270	-
Malaysian Ringgit	JPHQ	Buy	763,000	235,851	10/20/14	-	(3,597)
Chilean Peso	CITI	Buy	377,668,000	724,891	10/24/14	-	(94,845)
Japanese Yen	JPHQ	Sell	270,990,000	2,763,554	10/24/14	291,819	-
Malaysian Ringgit	DBAB	Buy	6,892,000	2,140,040	10/24/14	-	(42,811)
Malaysian Ringgit	HSBC	Buy	6,809,796	2,103,087	10/24/14	-	(30,872)
Euro	BZWS	Sell	217,715	299,754	10/27/14	24,751	-
Euro	GSCO	Sell	369,000	509,146	10/29/14	43,044	-
Euro	DBAB	Sell	243,767	329,122	10/30/14	21,206	-
Euro	DBAB	Sell	744,524	1,028,195	10/31/14	87,737	-
Euro	BZWS	Sell	529,706	716,374	11/05/14	47,243	-
Japanese Yen	JPHQ	Sell	360,360,000	3,678,695	11/05/14	391,533	-
Euro	DBAB	Sell	740,000	997,705	11/07/14	62,914	-
Japanese Yen	DBAB	Sell	245,702,500	2,500,000	11/07/14	258,702	-
Euro	JPHQ	Sell	473,670	631,611	11/12/14	33,235	-
Euro	DBAB	Sell	800,000	1,076,736	11/14/14	66,101	-
Japanese Yen	MSCO	Sell	12,500,000	125,800	11/14/14	11,770	-
Euro	DBAB	Sell	227,970	306,442	11/17/14	18,443	-
Euro	DBAB	Sell	63,419	85,419	11/19/14	5,299	-
Malaysian Ringgit	DBAB	Buy	623,200	191,242	11/19/14	-	(1,935)
Euro	JPHQ	Sell	1,702,433	2,304,430	11/20/14	153,666	-
Malaysian Ringgit	HSBC	Buy	376,000	115,479	11/20/14	-	(1,270)
Euro	DBAB	Sell	1,245,000	1,688,936	12/04/14	115,904	-
Euro	DBAB	Buy	2,872,000	4,001,414	12/09/14	-	(372,554)
Euro	DBAB	Sell	3,400,000	4,645,114	12/09/14	349,110	-
Euro	DBAB	Buy	548,290	745,307	12/11/14	-	(52,515)
Euro	DBAB	Sell	800,000	1,097,800	12/11/14	86,959	-
Euro	DBAB	Buy	214,626	287,526	12/12/14	-	(16,333)
Euro	DBAB	Sell	1,200,000	1,652,520	12/12/14	136,246	-
Japanese Yen	JPHQ	Sell	187,760,000	1,833,764	12/12/14	120,313	-
Euro	CITI	Sell	3,868,000	5,309,874	12/17/14	422,222	-
Euro	DBAB	Sell	486,875	667,993	12/17/14	52,771	-
Euro	DBAB	Sell	501,617	689,772	12/18/14	55,918	-
Chilean Peso	BZWS	Buy	477,650,000	823,534	1/09/15	-	(31,935)
Chilean Peso	DBAB	Buy	140,000,000	241,421	1/09/15	-	(9,402)
Euro	BZWS	Sell	4,116,197	5,626,760	1/09/15	424,500	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Euro	DBAB	Buy	5,250,258	7,234,053	1/09/15	-	(598,508)
Euro	DBAB	Sell	7,328,957	9,971,255	1/09/15	708,544	-
Euro	JPHQ	Sell	7,574,544	10,313,425	1/09/15	740,328	-
Indian Rupee	DBAB	Buy	307,316,000	4,589,980	1/09/15	280,070	-
Indian Rupee	HSBC	Buy	144,338,000	2,139,801	1/09/15	147,529	-
Indian Rupee	JPHQ	Buy	23,701,000	356,835	1/09/15	18,755	-
Japanese Yen	BZWS	Sell	136,513,000	1,336,671	1/09/15	90,315	-
Japanese Yen	CITI	Sell	127,820,000	1,250,365	1/09/15	83,375	-
Japanese Yen	DBAB	Sell	987,554,000	9,622,124	1/09/15	605,812	-
Japanese Yen	GSCO	Sell	42,760,000	417,639	1/09/15	27,243	-
Japanese Yen	HSBC	Sell	247,910,000	2,397,324	1/09/15	133,920	-
Japanese Yen	JPHQ	Sell	149,719,000	1,472,570	1/09/15	105,644	-
Singapore Dollar	DBAB	Buy	1,663,000	1,319,773	1/09/15	-	(16,160)
Euro	DBAB	Buy	2,150,000	2,876,399	2/09/15	-	(158,415)
Euro	DBAB	Sell	3,561,422	4,905,641	2/09/15	403,367	-
Euro	JPHQ	Sell	1,889,700	2,614,801	2/09/15	225,883	-
Indian Rupee	CITI	Buy	4,537,000	68,123	2/09/15	3,372	-
Japanese Yen	DBAB	Sell	257,790,000	2,516,252	2/09/15	161,951	-
Japanese Yen	HSBC	Sell	85,800,000	837,049	2/09/15	53,469	-
Japanese Yen	JPHQ	Sell	181,500,000	1,771,692	2/09/15	114,120	-
Singapore Dollar	DBAB	Buy	973,400	768,575	2/09/15	-	(5,535)
Singapore Dollar	JPHQ	Buy	694,000	548,088	2/09/15	-	(4,068)
Sw edish Krona	DBAB	Buy	91,336,000	14,011,490	2/09/15	-	(1,359,498)
British Pound	DBAB	Sell	380,363	643,957	3/09/15	28,284	-
Chilean Peso	DBAB	Buy	314,000,000	543,629	3/09/15	-	(25,859)
Chilean Peso	JPHQ	Buy	234,301,000	408,546	3/09/15	-	(22,195)
Chilean Peso	MSCO	Buy	220,380,000	389,861	3/09/15	-	(26,465)
Euro	BZWS	Sell	132,570	182,984	3/09/15	15,352	-
Euro	DBAB	Buy	693,250	960,637	3/09/15	-	(84,040)
Euro	DBAB	Sell	14,178,711	19,458,828	3/09/15	1,530,208	-
Euro	HSBC	Sell	142,717	196,450	3/09/15	15,988	-
Euro	JPHQ	Sell	2,118,679	2,926,091	3/09/15	247,075	-
Japanese Yen	DBAB	Sell	780,622,000	7,656,519	3/09/15	525,490	-
Japanese Yen	HSBC	Sell	80,270,000	785,267	3/09/15	51,996	-
Japanese Yen	JPHQ	Sell	235,580,000	2,304,140	3/09/15	152,102	-
Singapore Dollar	DBAB	Buy	7,316,140	5,840,520	3/09/15	-	(105,469)
Singapore Dollar	HSBC	Buy	837,000	669,900	3/09/15	-	(13,784)
Singapore Dollar	JPHQ	Buy	4,945,200	3,938,045	3/09/15	-	(61,550)
British Pound	DBAB	Sell	1,674,528	2,746,518	5/07/15	38,149	-
Chilean Peso	JPHQ	Buy	1,598,650,000	2,727,027	5/07/15	-	(103,594)
Euro	BZWS	Sell	1,352,026	1,780,135	5/07/15	69,412	-
Euro	CITI	Sell	1,058,200	1,427,103	5/07/15	88,159	-
Euro	DBAB	Sell	9,421,917	12,533,881	5/07/15	612,432	(131)
Euro	JPHQ	Sell	6,561,135	8,572,596	5/07/15	271,992	(1,220)
Indian Rupee	DBAB	Sell	31,625,000	500,000	5/07/15	9,265	-
Japanese Yen	BZWS	Sell	60,047,000	587,731	5/07/15	38,797	-
Japanese Yen	CITI	Sell	31,757,000	310,679	5/07/15	20,365	-
Japanese Yen	DBAB	Sell	27,184,000	265,287	5/07/15	16,779	-
Japanese Yen	HSBC	Sell	147,626,000	1,444,594	5/07/15	95,037	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
Japanese Yen	JPHQ	Sell	95,663,000	936,587	5/07/15		62,062		-
Singapore Dollar	DBAB	Sell	1,249,000	999,240	5/07/15		20,106		-
Unrealized appreciation (depreciation)						11,710,359			(3,244,560)
Net unrealized appreciation (depreciation)							$8,465,799

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2014, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

			Periodic		Upfront
	Counterpartya /	Notional	Payment	Expiration	Premiums	Unrealized	Unrealized		Market
Description	Exchange	Amount[b]	Rate	Date	Paid (Received) Appreciation Depreciation				Value	Rating[c]
OTC Sw aps
Contracts to Sell Protection[d]
Single Name
People's Republic of	BZWS	1,500,000	1.00%	3/20/19	$2,539	$14,088		$-	$16,627	AA-
China
People's Republic of	JPHQ	7,500,000	1.00%	3/20/19	18,506	64,630		-	83,136	AA-
China
Republic of Brazil	FBCO	3,000,000	1.00%	3/20/19	(130,533)	60,086		-	(70,447)	BBB-
Traded Index
CMBX.NA.AJ.2	FBCO	3,992,783	1.09%	3/15/49	(225,001)	90,281		-	(134,720)	Non
										Investment
										Grade
MCDX.NA.21	CITI	12,000,000	1.00%	12/20/18	(191,095)	168,769		-	(22,326)	Non
										Investment
										Grade
MCDX.NA.22	CITI	3,000,000	1.00%	6/20/19	31,672	-	(11,897)		19,775	Non
										Investment
										Grade
Unrealized appreciation (depreciation)						397,854	(11,897)
Net unrealized appreciation (depreciation)						$385,957

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
BZWS	$(890,000)
CITI	(263,277)
FBCO	170,000
JPHQ	(3,058,794)
Total collateral	$(4,042,071)

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts. cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors. dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name sw aps and failure to pay or bankruptcy of the underlying securities for traded index sw aps.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBC	-	HSBC Bank USA, N.A.
JPHQ	-	JP Morgan Chase & Co.
MSCO	-	Morgan Stanley

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
UYU	-	Uruguayan Peso

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
EDA	-	Economic Development Authority
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
FRN	-	Floating Rate Note
GO	-	General Obligation
HDC	-	Housing Development Corp.
ISD	-	Independent School District
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PIK	-	Payment-In-Kind
PSF	-	Permanent School Fund

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Franklin U.S. Government Securities VIP Fund	Principal Amount	Value
Corporate Bonds 1.3%
New Valley Generation IV, secured bond, 4.687%, 1/15/22	$2,962,730	$3,261,314
Private Export Funding Corp.,
secured bond, 2.80%, 5/15/22	9,000,000	9,067,932
senior secured note, 3.05%, 10/15/14	6,500,000	6,506,643
Total Corporate Bonds (Cost $19,176,692)		18,835,889
Foreign Government and Agency Securities 0.7%
Government of Tunisia, 1.686%, 7/16/19	7,000,000	7,000,000
[a]International Bank for Reconstruction and Development,
2, zero cpn., 2/15/16 (Supranational)	1,868,000	1,852,685
Principal Strip, 7/15/17 (Supranational)	1,761,000	1,672,536
Total Foreign Government and Agency Securities (Cost $10,629,268)		10,525,221
Mortgage-Backed Securities 77.3%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 7.1%
FHLMC, 2.244% , 6/01/37	12,725,371	13,530,007
FHLMC, 1.607% - 2.272%, 10/01/16 - 5/01/43	7,743,420	8,117,600
FHLMC, 2.274%, 6/01/36	13,443,702	14,404,464
FHLMC, 2.275% - 2.31%, 10/01/22 - 7/01/41	13,329,652	14,259,300
FHLMC, 2.31% - 2.381%, 2/01/19 - 4/01/38	13,403,901	14,298,184
FHLMC, 2.381% - 2.547%, 2/01/23 - 9/01/38	13,412,375	14,301,472
FHLMC, 2.633%, 4/01/40	14,628,697	15,652,715
FHLMC, 2.548% - 6.075%, 12/01/18 - 8/01/41	7,145,875	7,584,195
		102,147,937
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.6%
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25	3,243,478	3,467,214
FHLMC Gold 30 Year, 3.00%, 5/01/43	678,674	671,219
FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43	8,182,440	8,521,525
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 12/01/41	13,542,911	14,281,763
FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41	6,789,818	7,330,696
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40	8,850,858	9,771,274
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38	3,195,249	3,576,792
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	2,217,422	2,525,902
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	811,169	920,075
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32	388,808	434,722
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	5,861	6,231
FHLMC Gold 30 Year, 8.00%, 9/01/21 - 5/01/22	7,560	8,753
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	636,430	744,782
FHLMC PC 30 Year, 8.00%, 1/01/17 - 5/01/17	2,805	2,814
FHLMC PC 30 Year, 8.50%, 9/01/20	407	432
		52,264,194
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 13.0%
FNMA, 0.882% - 1.996%, 4/01/16 - 10/01/44	13,065,648	13,640,972
FNMA, 1.997% - 2.035%, 8/01/31 - 3/01/37	8,941,576	9,442,549
FNMA, 2.037%, 1/01/40	8,236,760	8,633,861
FNMA, 2.13%, 10/01/35	13,555,235	14,393,618
FNMA, 2.189%, 8/01/36	13,552,821	14,451,530
FNMA, 2.039% - 2.237%, 11/01/17 - 8/01/37	13,367,325	14,170,147
FNMA, 2.261%, 7/01/38	11,245,296	12,021,882
FNMA, 2.237% - 2.28%, 1/01/17 - 8/01/39	13,460,792	14,318,692
FNMA, 2.309%, 7/01/38	9,531,900	10,083,515
FNMA, 2.28% - 2.34%, 9/01/23 - 10/01/41	13,476,402	14,295,968
FNMA, 2.426%, 9/01/37	36,509,679	39,196,780
FNMA, 2.345% - 2.44%, 1/01/19 - 11/01/47	13,347,983	14,149,233
FNMA, 2.44% - 7.21% , 8/01/18 - 3/01/47	8,693,741	9,069,843
		187,868,590
Federal National Mortgage Association (FNMA) Fixed Rate 6.2%
FNMA 15 Year, 5.50%, 6/01/16 - 1/01/25	3,385,995	3,731,783
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	162,620	168,536
FNMA 30 Year, 3.00%, 12/01/42	341,976	337,698

Quarterly Statement of Investments | See Notes to Statements of Investments

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
FNMA 30 Year, 4.00%, 6/01/41	6,636,732	7,005,671
FNMA 30 Year, 4.00%, 1/01/41 - 8/01/41	9,850,737	10,398,345
FNMA 30 Year, 4.50%, 12/01/40	9,154,024	9,905,149
FNMA 30 Year, 4.50%, 8/01/40 - 6/01/41	6,844,236	7,395,304
FNMA 30 Year, 4.50%, 12/01/43	20,231,573	21,875,658
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/41	12,586,837	13,912,752
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	3,755,741	4,202,934
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	6,188,979	7,014,397
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	993,841	1,125,937
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	36,188	38,661
FNMA 30 Year, 8.00%, 3/01/22 - 2/01/25	131,198	138,591
FNMA 30 Year, 8.50%, 3/01/20 - 6/01/21	1,296	1,418
FNMA 30 Year, 9.00%, 10/01/26	183,392	213,122
FNMA GL 30 Year, 8.00%, 8/01/19	16,488	16,552
FNMA PL 30 Year, 5.50%, 4/01/34	1,927,394	2,163,801
		89,646,309
Government National Mortgage Association (GNMA) Fixed Rate 47.4%
GNMA I SF 30 Year, 3.00%, 7/15/42	741,761	751,168
GNMA I SF 30 Year, 4.50%, 1/15/39 - 11/15/39	12,139,674	13,233,679
GNMA I SF 30 Year, 4.50%, 11/15/39 - 5/15/40	13,109,700	14,273,419
GNMA I SF 30 Year, 4.50%, 5/15/40 - 4/15/41	12,346,569	13,472,772
GNMA I SF 30 Year, 4.50%, 6/15/41	1,486,431	1,617,981
GNMA I SF 30 Year, 5.00%, 6/15/30 - 2/15/39	9,869,168	10,919,429
GNMA I SF 30 Year, 5.00%, 4/15/39 - 9/15/39	10,299,592	11,400,945
GNMA I SF 30 Year, 5.00%, 10/15/39 - 1/15/40	12,562,324	13,944,961
GNMA I SF 30 Year, 5.00%, 2/15/40 - 3/15/40	12,842,967	14,261,444
GNMA I SF 30 Year, 5.00%, 3/15/40 - 9/15/40	7,250,136	8,043,328
GNMA I SF 30 Year, 5.50%, 11/15/28 - 10/15/39	12,499,506	13,959,786
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	6,960,379	7,943,344
GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38	3,227,270	3,691,718
GNMA I SF 30 Year, 7.00%, 9/15/22 - 1/15/32	915,660	977,821
GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33	901,590	1,043,052
GNMA I SF 30 Year, 8.00%, 3/15/17 - 5/15/24	254,332	267,620
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	101,928	108,536
GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20	19,572	19,687
GNMA I SF 30 Year, 9.50%, 7/15/16 - 12/15/20	77,759	80,863
GNMA I SF 30 Year, 10.00%, 11/15/17 - 8/15/21	41,985	44,465
GNMA II SF 30 Year, 3.00%, 12/20/42	365,320	368,653
GNMA II SF 30 Year, 3.50%, 12/20/40 - 7/20/42	5,122,145	5,306,594
GNMA II SF 30 Year, 3.50%, 8/20/42	15,603,044	16,163,180
GNMA II SF 30 Year, 3.50%, 9/20/42	43,745,065	45,315,487
GNMA II SF 30 Year, 3.50%, 10/20/42	13,485,388	13,969,507
GNMA II SF 30 Year, 3.50%, 11/20/42	26,788,689	27,750,397
GNMA II SF 30 Year, 3.50%, 12/20/42	19,605,363	20,309,199
GNMA II SF 30 Year, 3.50%, 1/20/43	33,160,017	34,351,220
GNMA II SF 30 Year, 3.50%, 3/20/43	12,701,809	13,156,137
GNMA II SF 30 Year, 3.50%, 4/20/43	16,125,542	16,701,653
GNMA II SF 30 Year, 3.50%, 5/20/43	27,692,689	28,682,053
GNMA II SF 30 Year, 3.50%, 6/20/43	12,669,720	13,122,366
GNMA II SF 30 Year, 3.50%, 5/20/44	24,578,059	25,456,149
GNMA II SF 30 Year, 4.00%, 11/20/39 - 12/20/40	12,229,463	13,016,832
GNMA II SF 30 Year, 4.00%, 1/20/41 - 3/20/41	12,007,629	12,782,403
GNMA II SF 30 Year, 4.00%, 11/20/41	16,823,514	17,872,546
GNMA II SF 30 Year, 4.00%, 7/20/41 - 2/20/44	12,027,216	12,820,676
GNMA II SF 30 Year, 4.00%, 6/20/44	25,185,671	26,754,577
GNMA II SF 30 Year, 4.00%, 7/20/44	10,927,287	11,607,988
GNMA II SF 30 Year, 4.00%, 8/20/44	68,596,440	72,869,559
GNMA II SF 30 Year, 4.50%, 10/20/39 – 3/20/41	12,035,850	13,118,418
GNMA II SF 30 Year, 4.50%, 6/20/41	9,061,102	9,871,282
GNMA II SF 30 Year, 4.50%, 7/20/41	9,288,149	10,116,013
GNMA II SF 30 Year, 4.50%, 9/20/41	14,031,321	15,274,047
GNMA II SF 30 Year, 4.50%, 4/20/41 - 10/20/41	10,745,379	11,705,777
GNMA II SF 30 Year, 4.50%, 3/20/42	8,649,575	9,425,010
GNMA II SF 30 Year, 4.50%, 2/20/44	7,999,474	8,696,423
GNMA II SF 30 Year, 5.00%, 9/20/33 - 5/20/40	12,572,270	14,011,619

	Franklin Templeton Variable Insurance Products Trust

	Statement of Investments, September 30, 2014 (unaudited) (continued)
	GNMA II SF 30 Year, 5.00%, 6/02/40 - 10/20/42	11,649,053	12,952,238
	GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	10,756,674	12,207,486
	GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	6,617,320	7,530,877
	GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	871,306	1,006,839
	GNMA II SF 30 Year, 7.00%, 5/20/32	14,514	17,232
	GNMA II SF 30 Year, 7.50%, 11/20/17 - 5/20/33	177,508	202,464
	GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26	10,320	12,331
	GNMA II SF 30 Year, 9.50%, 4/20/25	2,654	2,668
			684,583,918
	Total Mortgage-Backed Securities (Cost $1,106,812,050)		1,116,510,948
	U.S. Government and Agency Securities 17.1%
	AID-Israel,
	7-Z, U.S. Government Guaranteed, Strip, 8/15/22	5,619,000	4,517,873
	U.S. Government Guaranteed, Strip, 5/01/17	5,000,000	4,849,240
	Federal Agricultural Mortgage Corp.,
	1.41%, 3/06/20	10,000,000	9,629,430
	2.66%, 4/12/22	7,000,000	7,117,215
	4.30%, 5/13/19	1,010,000	1,117,361
	[c]Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	13,000,000	14,321,463
	FFCB, 1.50%, 11/16/15	10,000,000	10,139,850
	FHLB,
	4.75%, 12/16/16	17,000,000	18,498,805
	5.25%, 6/05/17	9,000,000	10,020,177
	FICO,
	1P, Strip, 5/11/18	10,000,000	9,437,140
	12, Strip, 6/06/18	4,627,000	4,353,799
	13P, Strip, 12/27/18	2,500,000	2,316,647
	15, Strip, 3/07/16	15,000,000	14,882,775
	15P, Strip, 3/07/19	1,798,000	1,654,708
	16, Strip, 4/05/17	12,367,000	12,027,093
A	-P, Strip, 2/08/18	1,000,000	950,762
B	-P, Strip, 4/06/18	1,405,000	1,329,719
E	-P, Strip, 11/02/18	8,896,000	8,285,040
	Strip, 9/26/19	7,605,000	6,864,205
	FNMA, senior note, 5.375%, 6/12/17	17,800,000	19,874,003
	Overseas Private Investment Corp., A, Strip,
	2/19/18	800,000	802,406
	11/15/20	2,575,000	2,883,227
	SBA,
	[b] FRN, 3.125%, 3/25/18	264,572	265,636
	PC, 1995-20L, 1, 6.45%, 12/01/15	63,518	65,352
	PC, 1996-20L, 1, 6.70%, 12/01/16	117,271	121,418
	PC, 1997-20G, 1, 6.85%, 7/01/17	105,948	110,395
	PC, 1998-20I, 1, 6.00%, 9/01/18	386,557	405,231
	TVA,
	1.875%, 8/15/22	6,000,000	5,670,210
	5.88%, 4/01/36	5,000,000	6,533,200
	Strip, 11/01/18	2,644,000	2,442,215
	Strip, 6/15/19	5,973,000	5,410,385
	Strip, 6/15/20	6,138,000	5,376,059
	U.S. Treasury Note,
	0.875%, 11/30/16	2,500,000	2,509,277
	1.25%, 1/31/19	10,000,000	9,836,720
	1.75%, 10/31/18	3,000,000	3,022,734
	2.375%, 10/31/14	7,000,000	7,013,671
	2.50%, 4/30/15	6,950,000	7,049,093
	4.25%, 8/15/15	20,000,000	20,720,700
	Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	5,000,000	4,995,000
	Total U.S. Government and Agency Securities (Cost $244,915,673)		247,420,234

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $1,381,533,683)		1,393,292,292

Short Term Investments (Cost $43,076,760) 3.0%
Repurchase Agreements 3.0%
[d]Joint Repurchase Agreement, 0.006%, 10/01/14 (Maturity Value $43,076,767)	43,076,760	43,076,760
BNP Paribas Securities Corp. (Maturity Value $6,024,716)
HSBC Securities (USA) Inc. (Maturity Value $25,303,724)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $11,748,327)
Collateralized by U.S. Government Agency Securities, 0.125% - 5.50%, 12/29/14 - 12/17/29;
[e]U.S. Government Agency Discount Notes, 11/17/14 - 3/19/15; U.S. Government Agency Securities,
zero cpn., 12/11/25 - 12/17/29; and U.S. Government Agency Securities, Strips, 6/01/17 (valued at $43,949,352)
Total Investments (Cost $1,424,610,443) 99.4%		1,436,369,052
Other Assets, less Liabilities 0.6%		8,404,319
Net Assets 100.0%		$1,444,773,371

a A supranational organization is an entity formed by two or more central governments through international treaties.
b The coupon rate shown represents the rate at period end.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the value of this security was $14,321,463, representing 0.99% of net assets.
d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2014, all repurchase agreements had been entered into on that date.
e The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FICO	-	Financing Corp.
FRN	-	Floating Rate Note
GL	-	Government Loan
PC	-	Participation Certificate
PL	-	Project Loan
SBA	-	Small Business Administration
SF	-	Single Family
TVA	-	Tennessee Valley Authority

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Templeton Developing Markets VIP Fund	Industry	Shares	Value
Common Stocks 94.4%
Argentina 0.1%
[a]Grupo Clarin SA, B, GDR, Reg S	Media	70,355	$583,595

Australia 0.4%
BHP Billiton Ltd.	Metals & Mining	56,757	1,683,122

Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	21,610	727,176

Belgium 3.3%
Anheuser-Busch InBev NV	Beverages	120,577	13,418,623

Brazil 7.2%
Ambev SA	Beverages	931,650	6,105,686
Itau Unibanco Holding SA, ADR	Banks	1,090,710	15,139,055
M Dias Branco SA	Food Products	115,900	4,622,741
Souza Cruz SA	Tobacco	493,528	3,972,421
			29,839,903
Chile 0.6%
Sociedad Quimica Y Minera de Chile SA Soquimich, ADR	Chemicals	94,287	2,464,662

China 17.3%
[b,c]Aluminum Corp. of China Ltd., H	Metals & Mining	1,600,000	651,156
Angang Steel Co. Ltd., H	Metals & Mining	3,772,000	2,390,094
Brilliance China Automotive Holdings Ltd.	Automobiles	9,805,700	17,073,926
China Construction Bank Corp., H	Banks	6,283,300	4,410,242
China Mobile Ltd.	Wireless Telecommunication
	Services	543,000	6,269,433
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	3,846,000	3,368,188
[b]China Shipping Development Co. Ltd., H	Marine	8,375,100	5,252,875
Industrial and Commercial Bank of China Ltd., H	Banks	7,018,300	4,365,733
NetEase Inc., ADR	Internet Software & Services	36,003	3,084,017
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	6,970,600	8,932,466
Tencent Holdings Ltd.	Internet Software & Services	827,000	12,280,412
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	4,086,000	3,357,354
			71,435,896
Greece 0.3%
[b]National Bank of Greece SA	Banks	467,599	1,370,031

Hong Kong 0.6%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	187,433	1,786,236
Giordano International Ltd.	Specialty Retail	1,358,200	734,668
			2,520,904
India 9.7%
Biocon Ltd.	Biotechnology	332,046	2,669,663
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	68,010	3,543,953
Infosys Ltd.	IT Services	65,000	3,932,794
Tata Consultancy Services Ltd.	IT Services	438,340	19,377,827
Tata Motors Ltd.	Automobiles	1,285,800	10,436,486
			39,960,723
Indonesia 3.0%
Astra International Tbk PT	Automobiles	12,653,700	7,321,181
Bank Danamon Indonesia Tbk PT	Banks	3,857,000	1,236,076
Semen Indonesia (Persero) Tbk PT	Construction Materials	3,016,000	3,817,956
			12,375,213
Kenya 0.9%
Equity Bank Ltd.	Banks	2,662,201	1,536,172

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Kenya Commercial Bank Ltd.	Banks	3,217,000	2,108,622
			3,644,794
Nigeria 0.4%
Nigerian Breweries PLC	Beverages	1,467,239	1,577,484

Pakistan 0.7%
United Bank Ltd.	Banks	1,465,400	2,699,421

Peru 0.4%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	153,850	1,781,583

Philippines 1.7%
Ayala Corp.	Diversified Financial Services	193,800	3,189,414
[b]Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	9,059,000	2,715,786
[b]Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	3,445,200	1,011,379
			6,916,579
Qatar 3.5%
Industries Qatar QSC	Industrial Conglomerates	283,440	14,491,482

Romania 0.1%
[d]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	45,800	472,090

Russia 7.1%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	530,900	3,737,536
[e]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	29,958	1,527,858
[e]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	38,918	1,984,818
[a,b]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	68,025	1,912,183
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	540,000	10,071,000
[a]O'Key Group SA, GDR, Reg S	Food & Staples Retailing	134,795	984,003
[b]Yandex NV, A	Internet Software & Services	331,568	9,215,933
			29,433,331
South Africa 9.3%
Kumba Iron Ore Ltd.	Metals & Mining	30,769	726,640
MTN Group Ltd.	Wireless Telecommunication
	Services	176,100	3,718,603
Naspers Ltd., N	Media	118,190	13,037,972
Remgro Ltd.	Diversified Financial Services	1,032,124	20,852,819
			38,336,034
South Korea 3.6%
Grand Korea Leisure Co. Ltd.	Hotels, Restaurants & Leisure	97,820	3,889,804
Hyundai Development Co.	Construction & Engineering	77,600	3,140,926
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	3,858	4,329,942
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	42,949	3,301,734
			14,662,406
Sweden 0.4%
Oriflame Cosmetics SA, SDR	Personal Products	92,706	1,597,958

Switzerland 1.3%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	63,897	5,244,152

Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	2,654,000	10,469,428

Thailand 11.8%
Kasikornbank PCL, fgn.	Banks	941,500	6,792,385
Land and Houses PCL, fgn.	Real Estate Management &
	Development	14,583,300	4,676,008
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	609,700	3,007,615
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	593,300	6,585,109
Quality Houses PCL, fgn.	Real Estate Management &
	Development	20,757,100	2,700,631

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
Siam Commercial Bank PCL, fgn.	Banks	2,869,800	16,103,086
Thai Beverage PCL, fgn.	Beverages	14,863,200	8,913,376
			48,778,210
Turkey 2.3%
Akbank TAS	Banks	1,456,000	4,744,837
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	91,900	1,846,557
Turkiye Garanti Bankasi AS	Banks	821,363	2,885,899
			9,477,293
United Arab Emirates 0.7%
Emaar Properties PJSC	Real Estate Management &
	Development	893,806	2,810,672
United Kingdom 3.2%
Unilever PLC	Food Products	318,597	13,352,593
United States 1.8%
Avon Products Inc.	Personal Products	582,973	7,345,460

Total Common Stocks (Cost $337,229,716)			389,470,818
Participatory Notes (Cost $1,516,810) 0.6%
Saudi Arabia 0.6%
[d]HSBC Bank PLC, Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	102,495	2,465,727
Preferred Stocks 4.2%
Brazil 3.6%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	569,200	8,475,388
Vale SA, ADR, pfd., A	Metals & Mining	675,050	6,554,735
			15,030,123
Chile 0.6%
Embotelladora Andina SA, pfd., A	Beverages	823,717	2,258,457

Total Preferred Stocks (Cost $19,570,121)			17,288,580
Total Investments before Short Term Investments (Cost $358,316,647)			409,225,125
Short Term Investments 0.8%
Money Market Funds (Cost $3,058,168) 0.7%
United States 0.7%
[b,f]Institutional Fiduciary Trust Money Market Portfolio		3,058,168	3,058,168
Investments from Cash Collateral Received for Loaned Securities (Cost
$346,500) 0.1%
Money Market Funds 0.1%
United States 0.1%
[g]BNY Mellon Overnight Government Fund, 0.026%		346,500	346,500
Total Investments (Cost $361,721,315) 100.0%			412,629,793
Other Assets, less Liabilities (0.0)%†			(185,393)
Net Assets 100.0%			$412,444,400

† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2014, the aggregate value of these securities was $3,479,781, representing 0.84% of net assets.
b Non-income producing.
c A portion or all of the security is on loan at September 30, 2014.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $2,937,817, representing 0.71% of net assets
e At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
f Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
g The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Templeton Foreign VIP Fund	Country	Shares	Value
Common Stocks 94.9%
Aerospace & Defense 1.0%
BAE Systems PLC	United Kingdom	3,443,320	$26,322,217
Airlines 0.5%
Deutsche Lufthansa AG	Germany	859,340	13,571,183
Auto Components 2.0%
Cie Generale des Etablissements Michelin, B	France	222,570	20,991,328
Hyundai Mobis	South Korea	118,532	28,875,989
			49,867,317
Automobiles 3.0%
Hyundai Motor Co.	South Korea	62,380	11,264,411
Nissan Motor Co. Ltd.	Japan	3,661,600	35,696,050
[a]Toyota Motor Corp., ADR	Japan	240,755	28,295,935
			75,256,396
Banks 13.7%
Bangkok Bank PCL, fgn.	Thailand	1,247,500	8,076,923
Barclays PLC	United Kingdom	3,500,510	12,908,645
BNP Paribas SA	France	854,430	56,672,215
DBS Group Holdings Ltd.	Singapore	929,520	13,421,988
Hana Financial Group Inc.	South Korea	1,636,205	59,712,681
HSBC Holdings PLC	United Kingdom	4,015,600	41,166,280
[b]ING Groep NV, IDR	Netherlands	2,462,644	35,174,928
KB Financial Group Inc., ADR	South Korea	1,189,645	43,088,942
Societe Generale SA	France	391,870	20,003,561
UniCredit SpA	Italy	5,333,111	42,162,265
United Overseas Bank Ltd.	Singapore	985,000	17,296,280
			349,684,708
Beverages 0.5%
Suntory Beverage & Food Ltd.	Japan	377,600	13,395,322
Building Products 0.5%
Compagnie de Saint-Gobain	France	296,890	13,586,038
Capital Markets 2.4%
Credit Suisse Group AG	Switzerland	1,874,638	51,978,911
GAM Holding Ltd.	Switzerland	505,110	8,730,231
			60,709,142
Chemicals 1.1%
Akzo Nobel NV	Netherlands	407,380	27,910,552
Construction & Engineering 1.2%
Carillion PLC	United Kingdom	3,750,730	18,522,904
Sinopec Engineering Group Co. Ltd.	China	11,497,000	12,334,105
			30,857,009
Construction Materials 0.6%
CRH PLC	Ireland	659,820	15,090,822
Containers & Packaging 0.5%
Rexam PLC	United Kingdom	1,508,082	12,024,772
Diversified Financial Services 1.1%
BM&F BOVESPA SA	Brazil	2,189,700	10,011,335
Deutsche Boerse AG	Germany	279,400	18,817,719
			28,829,054
Diversified Telecommunication Services 4.0%
China Telecom Corp. Ltd., H	China	52,438,357	32,146,534
Singapore Telecommunications Ltd.	Singapore	4,671,000	13,914,318

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Telefonica SA, ADR	Spain	2,270,951	34,904,517
Telenor ASA	Norway	928,054	20,364,097
			101,329,466
Electrical Equipment 1.2%
ABB Ltd.	Switzerland	838,920	18,876,030
Shanghai Electric Group Co. Ltd., H	China	23,792,000	12,624,270
			31,500,300
Electronic Equipment, Instruments & Components 1.9%
[b]Flextronics International Ltd.	Singapore	2,385,970	24,623,210
Kingboard Chemical Holdings Ltd.	Hong Kong	11,646,000	23,128,064
			47,751,274
Energy Equipment & Services 3.9%
Ensign Energy Services Inc.	Canada	1,965,300	25,821,332
Fugro NV, IDR	Netherlands	202,052	6,115,185
[b]Saipem SpA	Italy	720,467	15,322,342
Technip SA	France	275,960	23,214,244
Trican Well Service Ltd.	Canada	2,373,000	27,765,541
			98,238,644
Food & Staples Retailing 2.1%
[b]Metro AG	Germany	489,650	16,127,325
Tesco PLC	United Kingdom	12,226,930	36,911,397
			53,038,722
Health Care Equipment & Supplies 0.7%
Getinge AB, B	Sweden	737,270	18,602,606

Health Care Providers & Services 1.3%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	6,434,800	15,762,449
Sinopharm Group Co.	China	5,059,200	18,471,962
			34,234,411
Household Durables 0.4%
Nikon Corp.	Japan	647,800	9,363,577

Industrial Conglomerates 1.6%
Hutchison Whampoa Ltd.	Hong Kong	988,239	11,963,767
Siemens AG	Germany	233,124	27,783,690
			39,747,457
Insurance 7.8%
ACE Ltd.	United States	307,649	32,263,151
Aegon NV	Netherlands	4,446,700	36,681,998
Aviva PLC	United Kingdom	3,200,110	27,160,951
AXA SA	France	1,943,468	47,885,458
China Life Insurance Co. Ltd., H	China	6,096,000	16,918,831
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	68,060	13,455,939
[b,c]NN Group NV, 144A	Netherlands	453,400	13,155,459
Swiss Re AG	Switzerland	130,190	10,384,925
			197,906,712
Leisure Products 0.8%
Bandai Namco Holdings Inc.	Japan	771,400	19,802,936

Life Sciences Tools & Services 1.7%
Lonza Group AG	Switzerland	121,930	14,739,142
[b]MorphoSys AG	Germany	116,110	11,392,098
[b]QIAGEN NV	Netherlands	792,601	18,047,595
			44,178,835
Metals & Mining 3.3%
HudBay Minerals Inc.	Canada	2,891,000	24,711,388
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Russia	926,924	17,287,133

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

POSCO	South Korea	136,907	42,631,356
			84,629,877
Multiline Retail 1.0%
Marks & Spencer Group PLC	United Kingdom	4,066,900	26,677,968

Oil, Gas & Consumable Fuels 11.8%
BP PLC	United Kingdom	5,463,315	40,165,116
China Shenhua Energy Co. Ltd., H	China	8,462,000	23,594,405
Dragon Oil PLC	Turkmenistan	1,142,970	11,053,725
Eni SpA	Italy	1,319,747	31,450,790
Kunlun Energy Co. Ltd.	China	7,280,000	10,500,924
LUKOIL Holdings, ADR	Russia	160,535	8,187,285
Royal Dutch Shell PLC, A	United Kingdom	16,803	642,519
Royal Dutch Shell PLC, B	United Kingdom	1,094,263	43,235,514
Statoil ASA	Norway	953,820	26,005,986
Suncor Energy Inc.	Canada	901,700	32,641,927
Talisman Energy Inc.	Canada	2,957,400	25,595,933
[a]Total SA, B	France	715,516	46,491,516
			299,565,640
Pharmaceuticals 12.0%
Bayer AG	Germany	194,750	27,275,831
GlaxoSmithKline PLC	United Kingdom	2,772,585	63,517,063
Merck KGaA	Germany	233,460	21,531,920
Novartis AG	Switzerland	328,730	31,042,801
Roche Holding AG	Switzerland	179,480	53,224,520
Sanofi	France	513,135	58,038,303
Teva Pharmaceutical Industries Ltd., ADR	Israel	670,527	36,040,826
UCB SA	Belgium	160,740	14,591,536
			305,262,800
Real Estate Management & Development 0.0%†
Cheung Kong (Holdings) Ltd.	Hong Kong	922	15,175

Semiconductors & Semiconductor Equipment 1.7%
[b]GCL-Poly Energy Holdings Ltd.	Hong Kong	87,693,000	32,413,426
Infineon Technologies AG	Germany	1,103,225	11,415,003
			43,828,429
Software 0.7%
Capcom Co. Ltd.	Japan	1,211,400	19,023,581

Specialty Retail 1.1%
Kingfisher PLC	United Kingdom	5,160,616	27,100,411

Technology Hardware, Storage & Peripherals 4.0%
CANON Inc.	Japan	521,800	16,990,442
Konica Minolta Inc.	Japan	864,300	9,332,280
Samsung Electronics Co. Ltd.	South Korea	66,679	74,835,714
			101,158,436
Trading Companies & Distributors 1.9%
Daewoo International Corp.	South Korea	189,957	6,761,349
ITOCHU Corp.	Japan	3,441,000	42,049,519
			48,810,868
Wireless Telecommunication Services 1.9%
China Mobile Ltd.	China	1,903,500	21,977,652
Mobile TeleSystems, ADR	Russia	369,312	5,517,521
Vodafone Group PLC, ADR	United Kingdom	671,535	22,086,786
			49,581,959
Total Common Stocks (Cost $2,036,210,130)			2,418,454,616
Preferred Stocks (Cost $11,136,802) 0.3%
Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	517,880	7,711,233

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Total Investments before Short Term Investments (Cost $2,047,346,932)			2,426,165,849
Short Term Investments 5.1%
Money Market Funds (Cost $119,534,558) 4.7%
[b,d]Institutional Fiduciary Trust Money Market Portfolio	United States	119,534,558	119,534,558
Investments from Cash Collateral Received for Loaned Securities (Cost
$11,553,562) 0.4%
Money Market Funds 0.4%
[e]BNY Mellon Overnight Government Fund, 0.026%	United States	11,553,562	11,553,562
Total Investments (Cost $2,178,435,052) 100.3%			2,557,253,969
Other Assets, less Liabilities (0.3)%			(8,837,962)
Net Assets 100.0%			$2,548,416,007

† Rounds to less than 0.1% of net assets.
a A portion or all of the security is on loan at September 30, 2014.
b Non-income producing.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the value of this security was $13,155,459, representing 0.52% of net assets.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
e The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Templeton Global Bond VIP Fund	Principal Amount*			Value
Foreign Government and Agency Securities 62.0%
Brazil 4.4%
Letra Tesouro Nacional, Strip,
1/01/15	3,971	[a]	BRL	$1,579,231
10/01/15	4,950	[a]	BRL	1,805,856
1/01/16	38,490	[a]	BRL	13,639,543
7/01/16	1,490	[a]	BRL	497,367
10/01/16	4,700	[a]	BRL	1,520,369
1/01/17	46,660	[a]	BRL	14,669,856
1/01/18	28,770	[a]	BRL	8,051,104
Nota Do Tesouro Nacional,
10.00%, 1/01/17	22,490	[a]	BRL	8,797,140
10.00%, 1/01/21	9,240	[a]	BRL	3,397,429
10.00%, 1/01/23	26,700	[a]	BRL	9,663,723
[b]Index Linked, 6.00%, 5/15/15	30,226	[a]	BRL	31,038,949
[b]Index Linked, 6.00%, 8/15/16	14,388	[a]	BRL	14,706,461
[b]Index Linked, 6.00%, 5/15/17	202	[a]	BRL	207,056
[b]Index Linked, 6.00%, 8/15/18	15,665	[a]	BRL	15,943,802
[b]Index Linked, 6.00%, 8/15/22	14,400	[a]	BRL	14,634,773
[b]Index Linked, 6.00%, 5/15/45	10,825	[a]	BRL	10,730,532
senior note, 10.00%, 1/01/19	21,390	[a]	BRL	8,113,970
				158,997,161
Canada 2.1%
Government of Canada,
1.00%, 11/01/14	20,887,000		CAD	18,654,651
2.00%, 12/01/14	17,861,000		CAD	15,980,139
1.00%, 2/01/15	48,972,000		CAD	43,741,059
				78,375,849
Hungary 4.4%
Government of Hungary,
7.75%, 8/24/15	672,690,000		HUF	2,885,289
5.50%, 2/12/16	436,800,000		HUF	1,868,931
5.50%, 12/22/16	258,730,000		HUF	1,129,318
4.125%, 2/19/18	14,310,000			14,810,206
4.00%, 4/25/18	629,920,000		HUF	2,630,773
6.50%, 6/24/19	1,445,130,000		HUF	6,587,307
7.50%, 11/12/20	317,540,000		HUF	1,533,523
5.375%, 2/21/23	26,430,000			28,029,015
A, 8.00%, 2/12/15	280,000,000		HUF	1,165,180
A, 6.75%, 11/24/17	2,394,300,000		HUF	10,904,658
A, 5.50%, 12/20/18	446,060,000		HUF	1,965,425
A, 7.00%, 6/24/22	1,459,910,000		HUF	6,933,875
A, 6.00%, 11/24/23	1,118,980,000		HUF	5,052,898
B, 6.75%, 2/24/17	597,480,000		HUF	2,674,587
B, 5.50%, 6/24/25	2,661,360,000		HUF	11,579,507
senior note, 6.25%, 1/29/20	6,420,000			7,163,661
senior note, 6.375%, 3/29/21	14,820,000			16,677,613
[c]senior note, Reg S, 3.50%, 7/18/16	1,055,000		EUR	1,389,564
[c]senior note, Reg S, 4.375%, 7/04/17	7,480,000		EUR	10,157,813
[c]senior note, Reg S, 5.75%, 6/11/18	14,475,000		EUR	20,744,047
[c]senior note, Reg S, 3.875%, 2/24/20	3,120,000		EUR	4,243,253
				160,126,443
Iceland 0.2%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	7,660,000			8,683,338

India 1.9%
Government of India,
senior bond, 7.80%, 5/03/20	720,800,000		INR	11,194,918
senior bond, 8.28%, 9/21/27	217,800,000		INR	3,385,499
senior bond, 8.60%, 6/02/28	747,500,000		INR	12,008,635

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
senior note, 7.28%, 6/03/19	28,000,000		INR	430,101
senior note, 8.12%, 12/10/20	541,300,000		INR	8,511,929
senior note, 8.35%, 5/14/22	212,700,000		INR	3,363,812
senior note, 7.16%, 5/20/23	133,700,000		INR	1,952,195
senior note, 8.83%, 11/25/23	1,805,900,000		INR	29,348,499
				70,195,588
Indonesia 2.2%
Government of Indonesia,
FR31, 11.00%, 11/15/20	170,808,000,000		IDR	15,850,863
FR34, 12.80%, 6/15/21	208,649,000,000		IDR	21,009,848
FR35, 12.90%, 6/15/22	67,421,000,000		IDR	6,919,046
FR36, 11.50%, 9/15/19	31,754,000,000		IDR	2,950,255
FR39, 11.75%, 8/15/23	5,491,000,000		IDR	538,961
FR40, 11.00%, 9/15/25	46,856,000,000		IDR	4,496,367
FR43, 10.25%, 7/15/22	69,179,000,000		IDR	6,275,165
FR44, 10.00%, 9/15/24	4,454,000,000		IDR	401,037
FR46, 9.50%, 7/15/23	226,780,000,000		IDR	19,841,526
FR48, 9.00%, 9/15/18	16,920,000,000		IDR	1,430,160
senior bond, FR53, 8.25%, 7/15/21	11,270,000,000		IDR	923,276
senior note, 8.50%, 10/15/16	3,358,000,000		IDR	279,993
				80,916,497
Ireland 6.3%
Government of Ireland,
5.90%, 10/18/19	20,597,000		EUR	32,994,211
4.50%, 4/18/20	19,512,000		EUR	29,707,424
5.00%, 10/18/20	58,588,000		EUR	92,479,236
senior bond, 4.50%, 10/18/18	3,900,000		EUR	5,751,359
senior bond, 5.40%, 3/13/25	40,422,910		EUR	68,039,312
				228,971,542
Lithuania 1.1%
[d]Government of Lithuania, 144A,
6.75%, 1/15/15	19,480,000			19,814,082
7.375%, 2/11/20	12,690,000			15,320,574
6.125%, 3/09/21	3,240,000			3,744,792
				38,879,448
Malaysia 2.5%
Government of Malaysia,
3.741%, 2/27/15	80,530,000		MYR	24,609,526
3.835%, 8/12/15	54,190,000		MYR	16,605,105
4.72%, 9/30/15	42,200,000		MYR	13,048,420
3.197%, 10/15/15	51,120,000		MYR	15,573,521
senior bond, 3.814%, 2/15/17	18,885,000		MYR	5,806,216
senior bond, 4.24%, 2/07/18	44,360,000		MYR	13,824,361
				89,467,149
Mexico 4.2%
Government of Mexico,
9.50%, 12/18/14	5,221,200	[e]	MXN	39,412,974
6.00%, 6/18/15	1,074,400	[e]	MXN	8,164,864
8.00%, 12/17/15	5,628,050	[e]	MXN	44,279,483
6.25%, 6/16/16	733,810	[e]	MXN	5,705,708
7.25%, 12/15/16	250,000	[e]	MXN	1,986,336
7.75%, 12/14/17	4,473,000	[e]	MXN	36,386,695
[f]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	227,456	[g]	MXN	1,708,565
5.00%, 6/16/16	582,700	[g]	MXN	4,707,394
3.50%, 12/14/17	584,201	[g]	MXN	4,711,740
4.00%, 6/13/19	400,981	[g]	MXN	3,310,982
2.50%, 12/10/20	315,793	[g]	MXN	2,400,045
				152,774,786
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	11,090,000		PEN	4,376,242

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Philippines 0.3%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	53,190,000	PHP	1,246,106
senior bond, 9.125%, 9/04/16	31,840,000	PHP	783,038
senior note, 1.625%, 4/25/16	435,330,000	PHP	9,640,025
			11,669,169
Poland 6.7%
Government of Poland,
6.25%, 10/24/15	34,630,000	PLN	10,925,422
5.00%, 4/25/16	61,000,000	PLN	19,276,958
4.75%, 10/25/16	340,685,000	PLN	108,611,675
5.75%, 9/23/22	48,750,000	PLN	17,733,116
[h]FRN, 2.69%, 1/25/17	59,279,000	PLN	17,939,933
[h]FRN, 2.69%, 1/25/21	60,135,000	PLN	18,051,853
Strip, 1/25/16	177,077,000	PLN	52,126,056
			244,665,013
Portugal 2.5%
Government of Portugal,
[d]144A, 5.125%, 10/15/24	34,000,000		35,566,380
[c]Reg S, 3.875%, 2/15/30	41,530,000	EUR	53,158,913
[c]senior bond, Reg S, 4.95%, 10/25/23	284,900	EUR	413,176
[c]senior note, Reg S, 5.65%, 2/15/24	712,400	EUR	1,079,583
			90,218,052
Russia 1.4%
[d]Government of Russia, senior bond, 144A, 7.50%, 3/31/30	46,398,235		52,065,779

Serbia 1.4%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	4,590,000		4,725,956
4.875%, 2/25/20	8,800,000		8,784,908
7.25%, 9/28/21	32,130,000		36,048,253
			49,559,117
Singapore 0.2%
Government of Singapore, senior note, 1.125%, 4/01/16	11,000,000	SGD	8,702,827

Slovenia 0.4%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	8,140,000		8,864,786
5.85%, 5/10/23	5,030,000		5,613,228
			14,478,014
South Korea 13.0%
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	230,000	EUR	317,440
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	22,461,930,000	KRW	21,324,067
senior bond, 2.80%, 8/02/15	68,737,030,000	KRW	65,495,880
senior bond, 2.81%, 10/02/15	2,932,000,000	KRW	2,796,855
senior note, 2.78%, 10/02/14	13,357,000,000	KRW	12,661,263
senior note, 2.84%, 12/02/14	22,065,270,000	KRW	20,939,323
senior note, 2.74%, 2/02/15	47,745,950,000	KRW	45,346,186
senior note, 2.76%, 6/02/15	51,516,200,000	KRW	49,020,693
senior note, 2.90%, 12/02/15	54,164,800,000	KRW	51,764,184
senior note, 2.78%, 2/02/16	20,416,550,000	KRW	19,501,574
senior note, 2.80%, 4/02/16	34,476,970,000	KRW	32,968,572
senior note, 2.79%, 6/02/16	10,523,000,000	KRW	10,067,637
senior note, 2.46%, 8/02/16	46,107,500,000	KRW	43,879,899
Korea Treasury Bond,
senior bond, 4.00%, 3/10/16	1,283,100,000	KRW	1,246,724
senior bond, 5.00%, 9/10/16	2,806,000,000	KRW	2,797,523
senior note, 3.25%, 12/10/14	13,830,700,000	KRW	13,135,855
senior note, 4.50%, 3/10/15	641,500,000	KRW	614,185
senior note, 3.25%, 6/10/15	4,668,800,000	KRW	4,457,428
senior note, 4.00%, 9/10/15	3,390,100,000	KRW	3,266,903

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
senior note, 2.75%, 12/10/15	32,942,000,000		KRW	31,423,193
senior note, 2.75%, 6/10/16	18,308,100,000		KRW	17,502,575
senior note, 3.00%, 12/10/16	26,530,400,000		KRW	25,541,007
				476,068,966
Sri Lanka 1.3%
Government of Sri Lanka,
8.25%, 3/01/17	41,710,000		LKR	333,574
10.60%, 7/01/19	413,650,000		LKR	3,662,653
10.60%, 9/15/19	577,400,000		LKR	5,106,926
11.20%, 7/01/22	69,990,000		LKR	655,808
A, 11.75%, 3/15/15	8,520,000		LKR	67,056
A, 6.50%, 7/15/15	239,920,000		LKR	1,849,163
A, 11.00%, 8/01/15	1,349,700,000		LKR	10,768,557
A, 8.50%, 11/01/15	144,870,000		LKR	1,139,756
A, 6.40%, 8/01/16	109,200,000		LKR	839,878
A, 5.80%, 1/15/17	112,300,000		LKR	853,650
A, 7.50%, 8/15/18	25,990,000		LKR	204,979
A, 8.00%, 11/15/18	512,300,000		LKR	4,126,461
A, 9.00%, 5/01/21	861,720,000		LKR	7,200,689
B, 6.40%, 10/01/16	119,100,000		LKR	918,204
B, 8.50%, 7/15/18	146,350,000		LKR	1,185,064
C, 8.50%, 4/01/18	444,930,000		LKR	3,610,928
D, 8.50%, 6/01/18	633,000,000		LKR	5,159,104
				47,682,450
[i]Supranational 0.5%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	200,000,000		MXN	16,899,289

Sweden 1.3%
Government of Sweden, 4.50%, 8/12/15	342,110,000		SEK	49,176,742

Ukraine 3.2%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	1,100,000			905,564
7.40%, 4/20/18	840,000			682,870
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	51,810,000			45,629,326
144A, 7.75%, 9/23/20	17,227,000			14,739,852
senior bond, 144A, 6.58%, 11/21/16	12,541,000			10,707,192
senior bond, 144A, 7.80%, 11/28/22	10,110,000			8,635,204
senior note, 144A, 4.95%, 10/13/15	290,000		EUR	324,854
senior note, 144A, 6.25%, 6/17/16	8,760,000			7,585,634
senior note, 144A, 7.95%, 2/23/21	24,098,000			20,675,602
senior note, 144A, 7.50%, 4/17/23	8,160,000			6,811,968
				116,698,066
Vietnam 0.4%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	13,110,000			14,771,037

Total Foreign Government and Agency Securities (Cost $2,237,647,390)				2,264,418,564

Short Term Investments 21.6%
Foreign Government and Agency Securities 16.5%
Canada 1.5%
[j]Canada Treasury Bills, 10/23/14 - 12/04/14	50,810,000		CAD	45,338,493
Government of Canada, 1.50%, 8/01/15	7,840,000		CAD	7,031,281
				52,369,774
Malaysia 5.3%
[j,k]Bank of Negara Monetary Notes, 10/02/14 - 9/22/15	648,865,000		MYR	194,424,604
Mexico 4.4%
[j]Mexico Treasury Bills,
10/16/14	48,848,680	[l]	MXN	36,337,787
12/11/14	61,630,770	[l]	MXN	45,644,263

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)
4/01/15	108,012,900	[l]	MXN	79,255,305
				161,237,355
Philippines 0.6%
[j]Philippine Treasury Bills, 10/08/14 - 9/02/15	881,565,000		PHP	19,583,180
Singapore 3.4%
[j]Monetary Authority of Singapore Treasury Bills,
10/31/14	56,381,000		SGD	44,187,164
10/10/14 - 1/20/15	102,810,000	[l]	SGD	80,560,613
				124,747,777
South Korea 0.6%
Korea Monetary Stabilization Bond, senior note, 2.66%, 6/09/15	24,216,850,000		KRW	23,032,302
Sweden 0.7%
[j]Sweden Treasury Bills, 10/15/14 - 3/18/15	181,030,000		SEK	25,077,267

Total Foreign Government and Agency Securities (Cost $615,636,899)				600,472,259
U.S. Government and Agency Securities 4.1%
[j]FHLB,
10/01/14	50,000,000			50,000,000
10/02/14	50,000,000			50,000,000
10/03/14	49,500,000			49,500,000
Total U.S. Government and Agency Securities (Cost $149,499,851)				149,500,000
Total Investments before Repurchase Agreements (Cost $3,002,784,140)				3,014,390,823
Repurchase Agreements (Cost $38,168,339) 1.0%
United States 1.0%
[m]Joint Repurchase Agreement, 0.006%, 10/01/14 (Maturity Value $38,168,345)	38,168,339			38,168,339
BNP Paribas Securities Corp. (Maturity Value $5,338,225)
HSBC Securities (USA) Inc. (Maturity Value $22,420,467)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $10,409,653)
Collateralized by U.S. Government Agency Securities, 0.125% - 5.50%,
12/29/14 - 12/17/29; [j]U.S. Government Agency Discount Notes, 11/17/14 -
3/19/15; U.S. Government Agency Securities, zero cpn., 12/11/25 - 12/17/29;
and U.S. Government Agency Securities, Strips, 6/01/17 (valued at
$38,941,502)
Total Investments (Cost $3,040,952,479) 83.6%				3,052,559,162
Other Assets, less Liabilities 16.4%				597,683,079
Net Assets 100.0%				$3,650,242,241

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2014, the aggregate value of these securities was $91,186,349, representing 2.50% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was 330,701,179, representing 9.06% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.
f Principal amount of security is adjusted for inflation.
g Principal amount is stated in Unidad de Inversion Units.
h The coupon rate shown represents the rate at period end.
i A supranational organization is an entity formed by two or more central governments through international treaties.
j The security is traded on a discount basis with no stated coupon rate.
k Security purchased on a delayed delivery basis.
l Principal amount is stated in 10 Mexican Peso Units.
m Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2014, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Swedish Krona	UBSW	Buy	302,991,000	32,894,831	EUR	10/01/14	$439,029	$-
Swedish Krona	UBSW	Sell	302,991,000	32,948,130	EUR	10/01/14	-	(371,718)
Swedish Krona	DBAB	Buy	445,104,500	69,296,379		10/03/14	-	(7,623,575)
Chilean Peso	DBAB	Buy	1,330,940,000	2,372,442		10/06/14	-	(148,538)
Euro	JPHQ	Sell	6,370,000	8,687,183		10/07/14	642,126	-
Indian Rupee	CITI	Buy	34,827,000	573,756		10/07/14	-	(12,311)
Indian Rupee	CITI	Sell	34,827,000	565,250		10/07/14	3,804	-
Indian Rupee	DBAB	Buy	217,594,000	3,541,338		10/07/14	-	(33,512)
Indian Rupee	DBAB	Sell	217,594,000	3,531,596		10/07/14	23,769	-
Indian Rupee	HSBC	Buy	251,448,000	4,155,307		10/07/14	-	(101,721)
Indian Rupee	HSBC	Sell	251,448,000	4,081,054		10/07/14	27,468	-
Mexican Peso	HSBC	Buy	377,048,070	27,679,754		10/07/14	381,726	-
Euro	DBAB	Sell	12,680,000	17,224,258		10/09/14	1,209,703	-
Swedish Krona	DBAB	Buy	146,649,165	15,756,219	EUR	10/09/14	419,148	-
Chilean Peso	MSCO	Buy	2,645,530,000	4,751,738		10/10/14	-	(332,824)
Mexican Peso	DBAB	Buy	259,112,000	19,136,780		10/14/14	137,367	-
Swedish Krona	MSCO	Buy	42,305,800	4,608,500	EUR	10/14/14	40,902	-
Indian Rupee	DBAB	Buy	239,338,000	3,926,438		10/15/14	-	(74,535)
Swedish Krona	BZWS	Buy	24,372,000	2,651,176	EUR	10/15/14	28,250	-
Swedish Krona	MSCO	Buy	28,654,000	3,117,310	EUR	10/15/14	32,785	-
Swedish Krona	MSCO	Buy	21,328,100	2,309,967	EUR	10/16/14	37,439	-
Chilean Peso	DBAB	Buy	2,600,220,000	4,351,833		10/17/14	-	(11,308)
Indian Rupee	DBAB	Buy	383,041,000	6,281,472		10/17/14	-	(119,393)
Japanese Yen	JPHQ	Sell	652,895,000	6,282,004		10/17/14	327,172	-
Chilean Peso	CITI	Buy	921,291,798	1,770,693		10/20/14	-	(233,200)
Euro	HSBC	Sell	12,569,000	17,069,079		10/20/14	1,193,523	-
Indian Rupee	DBAB	Buy	108,614,000	1,755,923		10/20/14	-	(9,717)
Japanese Yen	JPHQ	Sell	1,233,160,000	12,562,755		10/20/14	1,315,273	-
Malaysian Ringgit	JPHQ	Buy	8,104,000	2,505,023		10/20/14	-	(38,202)
Indian Rupee	JPHQ	Buy	226,092,000	3,703,391		10/21/14	-	(69,231)
Indian Rupee	DBAB	Buy	79,271,000	1,298,248		10/22/14	-	(24,327)
Indian Rupee	JPHQ	Buy	152,363,000	2,495,300		10/22/14	-	(46,757)
Japanese Yen	BZWS	Sell	735,200,000	7,538,966		10/22/14	833,210	-
Malaysian Ringgit	HSBC	Buy	14,613,000	4,556,311		10/22/14	-	(108,884)
Chilean Peso	CITI	Buy	2,420,966,000	4,646,768		10/24/14	-	(607,988)
Euro	DBAB	Sell	4,545,000	6,276,600		10/24/14	535,779	-
Malaysian Ringgit	DBAB	Buy	10,811,000	3,356,932		10/24/14	-	(67,154)
Malaysian Ringgit	HSBC	Buy	7,209,825	2,226,629		10/24/14	-	(32,686)
Chilean Peso	BZWS	Buy	199,342,000	381,370		10/27/14	-	(48,906)
Euro	BZWS	Sell	5,604,306	7,749,142		10/27/14	670,160	-
Chilean Peso	DBAB	Buy	398,486,000	758,732		10/29/14	-	(94,253)
Chilean Peso	DBAB	Buy	1,252,750,000	2,082,191		10/30/14	6,596	-
Indian Rupee	DBAB	Buy	233,568,494	3,840,008		10/30/14	-	(92,720)
Indian Rupee	HSBC	Buy	531,272,000	8,737,337		10/30/14	-	(213,801)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Euro	DBAB	Sell	3,319,244	4,583,909		10/31/14	391,148	-
Indian Rupee	DBAB	Buy	492,086,988	8,041,040		10/31/14	-	(147,618)
Indian Rupee	HSBC	Buy	148,257,000	2,427,418		10/31/14	-	(49,272)
Malaysian Ringgit	JPHQ	Buy	7,468,000	2,335,210		10/31/14	-	(63,927)
Swedish Krona	BZWS	Buy	122,773,200	13,531,560	EUR	10/31/14	-	(83,413)
Euro	DBAB	Sell	224,556	309,000		11/03/14	25,342	-
Indian Rupee	DBAB	Buy	211,714,000	3,470,721		11/03/14	-	(76,542)
Indian Rupee	HSBC	Buy	240,033,500	3,923,398		11/03/14	-	(75,203)
Swedish Krona	UBSW	Buy	302,991,000	32,937,385	EUR	11/03/14	370,303	-
Euro	BZWS	Sell	1,581,109	2,138,292		11/05/14	141,015	-
Indian Rupee	CITI	Buy	34,491,000	559,655		11/07/14	-	(7,103)
Indian Rupee	DBAB	Buy	217,594,000	3,510,515		11/07/14	-	(24,616)
Indian Rupee	HSBC	Buy	251,448,000	4,056,693		11/07/14	-	(28,446)
Indian Rupee	JPHQ	Buy	21,500,000	352,922		11/07/14	-	(8,488)
Japanese Yen	CITI	Sell	341,992,119	3,478,711		11/10/14	359,000	-
Euro	JPHQ	Sell	8,969,211	11,959,905		11/12/14	629,320	-
Indian Rupee	DBAB	Buy	39,609,000	633,161		11/12/14	804	-
Indian Rupee	HSBC	Buy	42,784,000	683,969		11/12/14	813	-
Japanese Yen	HSBC	Sell	413,563,000	4,194,351		11/12/14	421,709	-
Indian Rupee	HSBC	Buy	108,000,000	1,742,034		11/13/14	-	(13,746)
Japanese Yen	JPHQ	Sell	335,950,000	3,397,209		11/13/14	332,556	-
Indian Rupee	JPHQ	Buy	60,607,000	990,699		11/14/14	-	(21,002)
Japanese Yen	MSCO	Sell	300,000,000	3,019,202		11/14/14	282,480	-
Euro	DBAB	Sell	10,778,730	14,488,984		11/17/14	871,994	-
Euro	MSCO	Sell	1,962,500	2,641,103		11/17/14	161,837	-
Japanese Yen	CITI	Sell	429,663,000	4,339,154		11/17/14	419,519	-
Japanese Yen	SCNY	Sell	340,600,700	3,436,315		11/17/14	329,158	-
Indian Rupee	JPHQ	Buy	60,607,000	986,603		11/18/14	-	(17,613)
Euro	DBAB	Sell	3,953,398	5,324,831		11/19/14	330,352	-
Indian Rupee	JPHQ	Buy	358,075,000	5,760,463		11/19/14	-	(36,575)
Japanese Yen	CITI	Sell	986,239,000	9,872,460		11/19/14	875,301	-
Japanese Yen	DBAB	Sell	796,770,000	7,970,888		11/19/14	702,198	-
Malaysian Ringgit	DBAB	Buy	7,197,960	2,208,844		11/19/14	-	(22,343)
Euro	DBAB	Sell	3,887,000	5,260,471		11/20/14	349,840	-
Euro	JPHQ	Sell	15,309,581	20,722,858		11/20/14	1,381,537	-
Japanese Yen	CITI	Sell	1,107,834,000	11,116,135		11/20/14	1,009,638	-
Japanese Yen	HSBC	Sell	207,909,000	2,085,116		11/20/14	188,413	-
Japanese Yen	JPHQ	Sell	715,709,000	7,176,440		11/20/14	647,202	-
Malaysian Ringgit	HSBC	Buy	4,326,000	1,328,624		11/20/14	-	(14,613)
Indian Rupee	DBAB	Buy	98,937,000	1,606,355		11/21/14	-	(25,407)
Indian Rupee	JPHQ	Buy	139,661,000	2,275,517		11/24/14	-	(45,045)
Indian Rupee	DBAB	Buy	130,201,000	2,113,677		11/26/14	-	(35,044)
Swedish Krona	UBSW	Buy	30,000,000	3,276,325	EUR	11/26/14	16,700	-
Chilean Peso	DBAB	Buy	2,094,920,000	3,681,111		11/28/14	-	(196,490)
Euro	DBAB	Sell	837,570	1,134,907		11/28/14	76,705	-
Indian Rupee	DBAB	Buy	130,201,000	2,124,447		11/28/14	-	(46,571)
Singapore Dollar	DBAB	Buy	2,980,000	2,373,027		11/28/14	-	(37,172)
Chilean Peso	DBAB	Buy	790,050,000	1,385,810		12/01/14	-	(72,007)
Euro	DBAB	Sell	5,440,000	7,369,350		12/04/14	496,021	-
Euro	HSBC	Sell	2,155,292	2,941,973		12/09/14	218,696	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Euro	SCNY	Sell	2,400,751	3,279,738		12/09/14	246,315	-
Indian Rupee	DBAB	Buy	40,529,000	661,174		12/09/14	-	(15,537)
Swedish Krona	DBAB	Buy	10,316,432	1,121,449	EUR	12/09/14	12,152	-
Swedish Krona	DBAB	Buy	20,667,136	2,252,672	EUR	12/10/14	16,674	-
Swedish Krona	MSCO	Buy	13,064,000	1,423,140	EUR	12/11/14	11,541	-
Euro	JPHQ	Sell	5,095,000	7,027,712		12/15/14	589,711	-
Mexican Peso	CITI	Buy	95,083,400	7,164,750		12/16/14	-	(122,251)
Malaysian Ringgit	JPHQ	Buy	13,361,013	4,058,384		12/17/14	-	(6,842)
Mexican Peso	CITI	Buy	45,585,080	3,424,103		12/18/14	-	(48,222)
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,472,704		12/19/14	6,148	-
Singapore Dollar	JPHQ	Buy	5,686,000	4,540,808		12/19/14	-	(83,688)
Japanese Yen	DBAB	Sell	1,453,310,000	14,169,165		12/22/14	903,852	-
Japanese Yen	HSBC	Sell	1,455,540,000	14,169,149		12/22/14	883,481	-
Singapore Dollar	HSBC	Buy	6,864,000	5,478,053		12/22/14	-	(97,493)
Singapore Dollar	DBAB	Buy	8,589,700	6,876,106		12/23/14	-	(142,788)
Japanese Yen	BZWS	Sell	696,650,000	6,718,260		12/26/14	358,948	-
Japanese Yen	CITI	Sell	1,086,780,000	10,480,503		12/26/14	559,922	-
Philippine Peso	JPHQ	Buy	17,950,000	408,381		12/29/14	-	(10,200)
Euro	DBAB	Sell	2,285,618	3,117,423		1/07/15	228,790	-
Japanese Yen	DBAB	Sell	770,370,000	7,397,446		1/07/15	364,145	-
Japanese Yen	GSCO	Sell	329,010,000	3,172,373		1/08/15	168,559	-
Malaysian Ringgit	DBAB	Buy	8,862,500	2,641,344		1/08/15	42,482	-
Malaysian Ringgit	JPHQ	Buy	5,661,200	1,689,507		1/08/15	24,871	-
Malaysian Ringgit	JPHQ	Buy	3,044,000	909,091		1/09/15	12,666	-
Chilean Peso	MSCO	Buy	2,254,600,000	4,087,753		1/12/15	-	(352,209)
Euro	CITI	Sell	5,040,000	6,851,628		1/12/15	481,658	-
Malaysian Ringgit	JPHQ	Buy	912,000	272,646		1/12/15	3,468	-
Mexican Peso	CITI	Buy	109,357,558	8,148,849		1/12/15	-	(64,065)
Euro	SCNY	Sell	15,572,000	21,162,504		1/13/15	1,481,155	-
Japanese Yen	CITI	Sell	138,680,000	1,325,939		1/13/15	59,751	-
Euro	DBAB	Sell	9,460,000	12,915,265		1/14/15	958,733	-
Euro	JPHQ	Sell	937,000	1,280,879		1/14/15	96,601	-
Japanese Yen	SCNY	Sell	415,980,000	3,981,432		1/14/15	183,378	-
Japanese Yen	BZWS	Sell	1,089,820,000	10,508,959		1/15/15	558,397	-
Japanese Yen	HSBC	Sell	536,380,000	5,157,500		1/15/15	260,102	-
Japanese Yen	JPHQ	Sell	708,450,000	6,830,771		1/15/15	362,294	-
Malaysian Ringgit	JPHQ	Buy	1,700,000	509,975		1/15/15	4,619	-
Euro	DBAB	Sell	4,856,000	6,643,979		1/16/15	506,359	-
Japanese Yen	DBAB	Sell	858,140,000	8,301,876		1/16/15	466,586	-
Japanese Yen	SCNY	Sell	707,660,000	6,849,041		1/16/15	387,716	-
Malaysian Ringgit	JPHQ	Buy	1,856,000	559,221		1/16/15	2,559	-
Japanese Yen	JPHQ	Sell	652,895,000	6,288,781		1/20/15	327,265	-
Euro	BZWS	Sell	2,638,000	3,595,594		1/21/15	261,220	-
Euro	JPHQ	Sell	300,000	407,663		1/22/15	28,466	-
Chilean Peso	DBAB	Buy	2,227,910,000	4,025,131		1/23/15	-	(337,281)
Chilean Peso	DBAB	Buy	3,160,140,000	5,597,626		1/26/15	-	(368,002)
Singapore Dollar	JPHQ	Buy	5,740,000	4,627,166		1/26/15	-	(127,629)
Japanese Yen	GSCO	Sell	944,420,000	9,135,865		1/27/15	511,890	-
Japanese Yen	DBAB	Sell	897,860,782	8,793,935		1/28/15	595,038	-
Japanese Yen	HSBC	Sell	1,162,462,488	11,359,272		1/28/15	744,141	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Euro	CITI	Sell	4,998,400	6,833,688		1/29/15	515,398	-
Euro	DBAB	Sell	71,313,000	97,501,346		1/30/15	7,356,507	-
Chilean Peso	DBAB	Buy	1,186,400,000	2,093,155		2/04/15	-	(131,325)
Malaysian Ringgit	JPHQ	Buy	9,715,000	2,870,948		2/04/15	66,264	-
Japanese Yen	JPHQ	Sell	1,719,500,000	17,030,047		2/06/15	1,326,935	-
Japanese Yen	SCNY	Sell	1,720,000,000	17,030,125		2/06/15	1,322,447	-
Euro	DBAB	Sell	1,738,000	2,350,993		2/09/15	153,850	-
Euro	GSCO	Sell	2,045,000	2,850,198		2/09/15	264,953	-
Indian Rupee	CITI	Buy	34,827,000	554,098		2/09/15	-	(5,288)
Japanese Yen	BZWS	Sell	1,720,220,000	17,030,111		2/09/15	1,319,976	-
Japanese Yen	JPHQ	Sell	1,723,960,000	17,030,113		2/09/15	1,285,822	-
Malaysian Ringgit	HSBC	Buy	1,320,000	409,061		2/09/15	-	(10,095)
Singapore Dollar	HSBC	Buy	6,206,000	4,980,738		2/09/15	-	(115,910)
Chilean Peso	BZWS	Buy	1,142,900,000	1,966,110		2/10/15	-	(77,181)
Euro	BZWS	Sell	4,929,000	6,705,658		2/10/15	474,469	-
Euro	CITI	Sell	6,572,000	8,937,066		2/10/15	628,814	-
Euro	HSBC	Sell	1,800,000	2,448,198		2/10/15	172,657	-
Japanese Yen	CITI	Sell	366,860,000	3,613,387		2/10/15	262,959	-
Polish Zloty	DBAB	Buy	17,528,000	4,100,597	EUR	2/10/15	79,239	-
South Korean Won	HSBC	Buy	21,363,430,000	19,556,417		2/10/15	583,343	-
Euro	BZWS	Sell	1,412,000	1,919,896		2/11/15	134,846	-
Polish Zloty	BZWS	Buy	17,528,000	4,098,200	EUR	2/11/15	82,029	-
Chilean Peso	MSCO	Buy	2,590,220,000	4,500,035		2/12/15	-	(219,776)
Japanese Yen	GSCO	Sell	394,373,000	3,862,539		2/12/15	260,774	-
Japanese Yen	HSBC	Sell	1,035,240,000	10,157,129		2/12/15	702,395	-
Japanese Yen	JPHQ	Sell	1,034,700,000	10,163,748		2/12/15	713,945	-
Singapore Dollar	BZWS	Buy	1,717,028	1,370,990		2/12/15	-	(25,027)
Singapore Dollar	DBAB	Buy	12,363,000	9,858,852		2/12/15	-	(167,607)
Euro	SCNY	Sell	657,000	898,921		2/13/15	68,327	-
Japanese Yen	CITI	Sell	1,371,360,000	13,455,259		2/13/15	930,658	-
Japanese Yen	JPHQ	Sell	686,710,000	6,722,960		2/13/15	451,252	-
Malaysian Ringgit	DBAB	Buy	97,443,480	28,620,284		2/13/15	824,626	-
Chilean Peso	CITI	Buy	2,285,090,000	3,997,009		2/17/15	-	(222,579)
Chilean Peso	DBAB	Buy	964,250,000	1,678,124		2/17/15	-	(85,410)
Japanese Yen	CITI	Sell	684,870,000	6,711,780		2/17/15	456,639	-
Polish Zloty	DBAB	Buy	17,528,000	4,116,487	EUR	2/17/15	57,473	-
Singapore Dollar	BZWS	Buy	4,886,000	3,915,221		2/17/15	-	(85,130)
Singapore Dollar	HSBC	Buy	3,667,000	2,935,291		2/17/15	-	(60,763)
Chilean Peso	DBAB	Buy	2,188,820,000	3,745,735		2/18/15	-	(130,629)
Japanese Yen	GSCO	Sell	810,877,280	7,987,562		2/18/15	581,486	-
Japanese Yen	JPHQ	Sell	831,970,000	8,193,278		2/18/15	594,553	-
Singapore Dollar	HSBC	Buy	3,667,000	2,901,108		2/18/15	-	(26,580)
Euro	JPHQ	Sell	3,942,000	5,406,118		2/19/15	422,309	-
Malaysian Ringgit	HSBC	Buy	4,899,000	1,458,904		2/19/15	20,914	-
Chilean Peso	JPHQ	Buy	527,750,000	904,456		2/20/15	-	(32,961)
Euro	BZWS	Sell	6,280,000	8,629,160		2/20/15	689,388	-
Chilean Peso	MSCO	Buy	1,273,240,000	2,229,062		2/23/15	-	(127,046)
Euro	DBAB	Sell	11,070,000	15,216,822		2/23/15	1,220,727	-
Euro	GSCO	Sell	2,038,000	2,804,594		2/23/15	227,896	-
Hungarian Forint	DBAB	Buy	18,260,690,000	57,055,741	EUR	2/23/15	1,873,153	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Singapore Dollar	DBAB	Buy	3,667,000	2,936,360		2/23/15	-	(61,833)
Chilean Peso	JPHQ	Buy	1,792,000,000	3,139,453		2/24/15	-	(181,259)
Japanese Yen	HSBC	Sell	385,460,000	3,778,205		2/24/15	257,439	-
Chilean Peso	MSCO	Buy	1,559,200,000	2,719,456		2/25/15	-	(145,782)
Euro	DBAB	Sell	1,530,900	2,104,222		2/25/15	168,632	-
Japanese Yen	BZWS	Sell	343,460,000	3,353,283		2/25/15	216,113	-
Japanese Yen	JPHQ	Sell	385,700,000	3,764,359		2/25/15	241,368	-
Chilean Peso	DBAB	Buy	1,455,470,000	2,533,896		2/26/15	-	(131,648)
Euro	BZWS	Sell	13,673,773	18,783,180		2/26/15	1,494,632	-
Euro	SCNY	Sell	13,581,483	18,651,450		2/26/15	1,479,590	-
Japanese Yen	BZWS	Sell	1,576,550,000	15,416,019		2/26/15	1,015,644	-
Japanese Yen	SCNY	Sell	937,086,000	9,171,113		2/26/15	611,670	-
Malaysian Ringgit	HSBC	Buy	1,223,000	382,774		2/26/15	-	(13,503)
Euro	BOFA	Sell	2,694,506	3,684,198		2/27/15	277,349	-
Euro	DBAB	Sell	2,579,651	3,535,928		2/27/15	274,297	-
Japanese Yen	DBAB	Sell	229,660,000	2,253,115		2/27/15	155,356	-
Malaysian Ringgit	HSBC	Buy	2,087,700	625,397		2/27/15	4,922	-
Singapore Dollar	DBAB	Buy	15,499,000	12,383,349		2/27/15	-	(233,830)
Chilean Peso	DBAB	Buy	1,253,970,000	2,164,256		3/03/15	-	(95,465)
Japanese Yen	JPHQ	Sell	848,300,000	8,330,768		3/03/15	581,938	-
Japanese Yen	HSBC	Sell	400,800,000	3,927,487		3/04/15	266,328	-
Euro	DBAB	Sell	1,536,000	2,117,606		3/05/15	175,438	-
Euro	BZWS	Sell	7,226,276	9,927,286		3/09/15	789,844	-
Euro	GSCO	Sell	21,480,000	29,508,580		3/09/15	2,347,666	-
Euro	HSBC	Sell	1,844,000	2,535,057		3/09/15	203,366	-
Japanese Yen	BZWS	Sell	1,712,605,900	16,747,810		3/09/15	1,103,051	-
Euro	CITI	Sell	31,404,613	43,464,770		3/10/15	3,754,103	-
Euro	MSCO	Sell	5,225,000	7,236,494		3/10/15	629,560	-
Mexican Peso	HSBC	Buy	135,500,950	10,232,665		3/10/15	-	(255,025)
Singapore Dollar	CITI	Buy	21,075,381	16,688,084		3/11/15	-	(167,301)
Chilean Peso	DBAB	Buy	1,284,460,000	2,183,008		3/13/15	-	(65,720)
Mexican Peso	CITI	Buy	30,688,400	2,312,964		3/13/15	-	(53,691)
Euro	JPHQ	Sell	541,000	749,734		3/16/15	65,613	-
Singapore Dollar	HSBC	Buy	10,521,600	8,328,531		3/16/15	-	(80,755)
Euro	BZWS	Sell	1,161,439	1,619,627		3/17/15	150,918	-
Euro	CITI	Sell	861,168	1,201,588		3/17/15	112,590	-
Japanese Yen	CITI	Sell	286,112,008	2,796,192		3/17/15	182,343	-
Mexican Peso	CITI	Buy	25,894,900	1,896,854		3/17/15	8,990	-
Hungarian Forint	DBAB	Buy	2,348,675,000	7,360,310	EUR	3/19/15	206,720	-
Hungarian Forint	JPHQ	Buy	703,907,450	2,206,261	EUR	3/19/15	61,518	-
Japanese Yen	CITI	Sell	1,866,452,000	18,386,154		3/19/15	1,334,382	-
Japanese Yen	MSCO	Sell	575,230,000	5,697,039		3/19/15	441,779	-
Chilean Peso	JPHQ	Buy	1,065,000,000	1,806,616		3/20/15	-	(52,129)
Hungarian Forint	JPHQ	Buy	2,348,992,000	7,387,464	EUR	3/20/15	173,391	-
Euro	BZWS	Sell	744,197	1,036,294		3/23/15	95,166	-
Japanese Yen	DBAB	Sell	725,287,000	7,102,579		3/24/15	476,094	-
Mexican Peso	CITI	Buy	75,637,200	5,533,080		3/24/15	31,035	-
Japanese Yen	BZWS	Sell	983,714,840	9,632,663		3/25/15	645,003	-
Euro	DBAB	Sell	2,736,000	3,767,882		3/26/15	307,788	-
Malaysian Ringgit	DBAB	Buy	8,012,500	2,379,008		3/26/15	36,212	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Malaysian Ringgit	HSBC	Buy	7,634,000	2,265,685	3/26/15	35,443	-
Euro	BZWS	Sell	6,085,000	8,403,385	3/27/15	707,899	-
Euro	GSCO	Sell	4,020,000	5,124,093	3/31/15	39,928	-
Malaysian Ringgit	HSBC	Buy	7,790,000	2,319,971	3/31/15	27,475	-
Euro	DBAB	Sell	6,200,000	8,552,466	4/07/15	710,530	-
Euro	HSBC	Sell	8,692,000	11,983,443	4/10/15	989,143	-
Malaysian Ringgit	HSBC	Buy	4,010,000	1,204,023	4/10/15	3,626	-
Euro	DBAB	Sell	7,243,000	9,997,296	4/13/15	835,457	-
Euro	SCNY	Sell	4,346,000	6,007,172	4/13/15	509,815	-
Euro	JPHQ	Sell	3,907,000	5,415,297	4/14/15	473,181	-
Japanese Yen	CITI	Sell	261,800,000	2,586,279	4/15/15	193,703	-
Chilean Peso	MSCO	Buy	2,370,410,000	4,180,617	4/16/15	-	(284,185)
Euro	HSBC	Sell	6,919,000	9,607,793	4/16/15	855,460	-
Malaysian Ringgit	DBAB	Buy	16,369,588	4,942,508	4/16/15	-	(14,433)
Japanese Yen	BZWS	Sell	700,840,000	6,897,488	4/17/15	492,372	-
Japanese Yen	JPHQ	Sell	421,090,000	4,129,831	4/21/15	281,193	-
Malaysian Ringgit	JPHQ	Buy	15,728,213	4,756,756	4/21/15	-	(23,192)
Japanese Yen	JPHQ	Sell	496,560,000	4,870,981	4/22/15	332,506	-
Chilean Peso	JPHQ	Buy	1,501,938,000	2,597,385	4/28/15	-	(130,892)
Euro	BZWS	Sell	6,575,679	9,116,916	4/30/15	797,418	-
Euro	SCNY	Sell	11,263,000	15,586,415	4/30/15	1,336,556	-
Euro	BZWS	Sell	7,026,829	9,738,201	5/05/15	847,356	-
Euro	BZWS	Sell	1,259,000	1,747,228	5/07/15	154,211	-
Euro	GSCO	Sell	2,990,000	4,150,539	5/07/15	367,283	-
Chilean Peso	MSCO	Buy	1,150,200,000	1,963,134	5/11/15	-	(76,223)
Japanese Yen	CITI	Sell	366,861,000	3,622,531	5/12/15	268,555	-
Euro	CITI	Sell	5,658,426	7,795,614	5/13/15	635,453	-
Euro	GSCO	Sell	2,279,000	3,140,210	5/13/15	256,368	-
Euro	SCNY	Sell	629,000	865,237	5/13/15	69,301	-
Japanese Yen	GSCO	Sell	490,555,000	4,832,578	5/13/15	347,684	-
Japanese Yen	SCNY	Sell	366,681,000	3,615,470	5/13/15	263,093	-
Euro	GSCO	Sell	3,095,000	4,263,177	5/14/15	346,721	-
Japanese Yen	CITI	Sell	366,680,000	3,607,315	5/14/15	254,901	-
Euro	BZWS	Sell	8,551,980	11,739,474	5/18/15	917,139	-
Japanese Yen	BOFA	Sell	1,105,661,700	10,890,000	5/18/15	780,800	-
Japanese Yen	BOFA	Sell	1,102,846,375	10,895,000	5/19/15	811,401	-
Japanese Yen	BZWS	Sell	1,105,842,500	10,895,000	5/19/15	784,007	-
Japanese Yen	CITI	Sell	1,104,534,000	10,895,000	5/19/15	795,971	-
Japanese Yen	HSBC	Sell	1,106,730,400	10,895,000	5/19/15	775,888	-
Singapore Dollar	DBAB	Buy	11,645,100	9,320,927	5/19/15	-	(191,786)
Euro	GSCO	Sell	4,454,000	6,114,496	5/21/15	477,849	-
Chilean Peso	MSCO	Buy	420,740,000	740,218	5/22/15	-	(50,596)
Euro	BZWS	Sell	11,375,532	15,597,276	5/22/15	1,201,081	-
Malaysian Ringgit	HSBC	Buy	298,500	90,870	5/22/15	-	(1,201)
Euro	JPHQ	Sell	4,730,771	6,467,059	5/26/15	479,777	-
Malaysian Ringgit	HSBC	Buy	1,229,300	374,615	5/28/15	-	(5,467)
Euro	BZWS	Sell	2,836,669	3,862,153	5/29/15	271,920	-
Singapore Dollar	BZWS	Buy	21,427,761	17,077,995	5/29/15	-	(279,526)
Singapore Dollar	DBAB	Buy	2,980,000	2,374,029	5/29/15	-	(37,834)
Euro	GSCO	Sell	463,000	629,997	6/01/15	43,979	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Chilean Peso	BZWS	Buy	3,010,700,000	5,297,730		6/04/15	-	(368,082)
Chilean Peso	MSCO	Buy	662,100,000	1,160,053		6/05/15	-	(76,032)
Euro	BZWS	Sell	7,895,591	10,753,400		6/05/15	759,460	-
Euro	HSBC	Sell	20,544,891	26,756,433		6/08/15	750,513	-
Mexican Peso	CITI	Buy	78,317,430	5,880,658		6/08/15	-	(149,649)
Euro	GSCO	Sell	2,033,100	2,772,843		6/09/15	199,294	-
Japanese Yen	CITI	Sell	1,370,500,000	13,418,909		6/09/15	884,441	-
Japanese Yen	HSBC	Sell	2,052,400,000	20,093,398		6/09/15	1,322,336	-
Mexican Peso	CITI	Buy	78,230,000	5,898,586		6/09/15	-	(174,370)
Japanese Yen	BZWS	Sell	1,689,110,000	16,542,468		6/10/15	1,093,808	-
Japanese Yen	CITI	Sell	2,595,800,000	25,383,818		6/10/15	1,642,540	-
Japanese Yen	HSBC	Sell	1,798,900,000	17,624,266		6/10/15	1,171,463	-
Japanese Yen	DBAB	Sell	595,700,000	5,832,191		6/11/15	383,823	-
Japanese Yen	JPHQ	Sell	1,666,680,000	16,314,089		6/11/15	1,070,364	-
Polish Zloty	CITI	Buy	5,990,000	1,431,781	EUR	6/11/15	-	(20,723)
Euro	GSCO	Sell	8,105,300	10,996,461		6/12/15	736,180	-
Mexican Peso	CITI	Buy	159,085,880	11,896,940		6/12/15	-	(258,780)
Polish Zloty	DBAB	Buy	30,704,000	7,330,373	EUR	6/12/15	-	(95,512)
Euro	DBAB	Sell	8,383,000	11,362,067		6/15/15	749,855	-
Mexican Peso	CITI	Buy	68,370,400	5,118,694		6/15/15	-	(117,995)
Japanese Yen	CITI	Sell	310,702,000	3,054,123		6/17/15	212,156	-
Japanese Yen	JPHQ	Sell	702,800,000	6,909,128		6/17/15	480,672	-
Euro	BZWS	Sell	1,124,367	1,529,617		6/22/15	106,133	-
Japanese Yen	DBAB	Sell	1,455,820,000	14,296,573		6/22/15	979,378	-
Malaysian Ringgit	HSBC	Buy	36,880,000	11,168,312		6/22/15	-	(110,173)
Mexican Peso	CITI	Buy	61,535,000	4,596,280		6/22/15	-	(97,706)
Philippine Peso	JPHQ	Buy	251,010,000	5,697,263		6/25/15	-	(150,516)
South Korean Won	DBAB	Buy	21,440,000,000	20,706,973		6/29/15	-	(570,619)
Polish Zloty	CITI	Buy	135,806,000	43,573,652		6/30/15	-	(2,973,342)
Mexican Peso	CITI	Buy	105,786,172	7,946,081		7/10/15	-	(222,530)
Malaysian Ringgit	DBAB	Buy	18,006,622	5,557,599		7/14/15	-	(165,375)
Malaysian Ringgit	DBAB	Buy	13,610,000	4,200,617		7/15/15	-	(125,230)
Euro	BZWS	Sell	2,243,000	3,063,624		7/16/15	222,653	-
Euro	MSCO	Sell	9,679,000	13,215,319		7/16/15	955,954	-
Euro	DBAB	Sell	17,930,000	24,380,318		7/17/15	1,669,827	-
Euro	BZWS	Sell	3,518,000	4,769,458		7/20/15	313,221	-
Malaysian Ringgit	DBAB	Buy	2,637,000	807,781		7/20/15	-	(18,383)
Malaysian Ringgit	DBAB	Buy	11,455,000	2,581,641	EUR	7/20/15	158,951	-
Euro	DBAB	Sell	1,935,000	2,623,667		7/22/15	172,511	-
Euro	MSCO	Sell	12,182,000	16,491,261		7/22/15	1,059,749	-
Malaysian Ringgit	DBAB	Buy	4,160,000	1,279,016		7/22/15	-	(33,845)
Malaysian Ringgit	DBAB	Buy	12,933,000	2,932,587	EUR	7/22/15	156,261	-
Euro	DBAB	Sell	1,759,000	2,382,882		7/23/15	154,629	-
Japanese Yen	CITI	Sell	913,412,000	9,038,135		7/24/15	677,187	-
Japanese Yen	JPHQ	Sell	1,407,000,000	13,914,849		7/24/15	1,035,827	-
Euro	DBAB	Sell	4,715,000	6,358,460		7/27/15	385,148	-
Euro	GSCO	Sell	4,711,000	6,355,846		7/27/15	387,601	-
Japanese Yen	JPHQ	Sell	490,100,000	4,849,594		7/27/15	363,156	-
Malaysian Ringgit	DBAB	Buy	5,058,000	1,563,959		7/27/15	-	(50,434)
Malaysian Ringgit	DBAB	Buy	16,628,000	3,811,838	EUR	7/27/15	146,542	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2014 (unaudited) (continued)
Chilean Peso	DBAB	Buy	1,967,720,000	3,386,490		7/28/15	-	(177,780)
Chilean Peso	MSCO	Buy	1,963,430,000	3,378,293		7/28/15	-	(176,578)
Euro	CITI	Sell	1,935,410	2,610,733		7/28/15	158,762	-
Euro	GSCO	Sell	11,263,000	15,199,644		7/28/15	930,551	-
Japanese Yen	BZWS	Sell	1,079,470,000	10,640,152		7/29/15	758,118	-
Chilean Peso	JPHQ	Buy	675,370,000	1,160,629		7/30/15	-	(59,482)
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,644,403		7/30/15	-	(53,352)
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,812,712	EUR	7/30/15	144,285	-
Chilean Peso	DBAB	Buy	635,690,000	1,093,096		7/31/15	-	(56,721)
Euro	JPHQ	Sell	11,263,000	15,142,653		7/31/15	872,700	-
Malaysian Ringgit	HSBC	Buy	3,005,000	925,128		7/31/15	-	(26,137)
Malaysian Ringgit	JPHQ	Buy	11,703,000	3,604,028		7/31/15	-	(102,899)
Chilean Peso	DBAB	Buy	1,271,380,000	2,156,343		8/04/15	-	(84,200)
Euro	BZWS	Sell	282,898	379,461		8/04/15	21,007	-
Euro	HSBC	Sell	11,263,000	15,115,228		8/04/15	844,126	-
Euro	BZWS	Sell	7,003,000	9,413,958		8/05/15	540,431	-
Euro	JPHQ	Sell	5,724,900	7,696,327		8/05/15	442,285	-
Malaysian Ringgit	HSBC	Buy	21,208,085	6,488,828		8/06/15	-	(146,297)
Malaysian Ringgit	JPHQ	Buy	1,100,000	338,826		8/06/15	-	(9,858)
Singapore Dollar	DBAB	Buy	6,207,000	4,986,343		8/07/15	-	(119,634)
Euro	CITI	Sell	7,698,954	10,300,172		8/10/15	543,818	-
Euro	DBAB	Sell	4,845,000	6,492,082		8/11/15	352,224	-
Euro	JPHQ	Sell	6,343,900	8,496,861		8/11/15	457,512	-
Japanese Yen	CITI	Sell	751,731,000	7,378,955		8/11/15	495,278	-
Malaysian Ringgit	HSBC	Buy	2,230,000	680,895		8/11/15	-	(14,179)
Chilean Peso	DBAB	Buy	1,145,000,000	1,934,775		8/12/15	-	(69,704)
Euro	GSCO	Sell	30,376,000	40,787,070		8/12/15	2,292,111	-
Malaysian Ringgit	HSBC	Buy	6,100,000	1,857,321		8/12/15	-	(33,672)
South Korean Won	HSBC	Buy	11,980,000,000	1,157,868,285	JPY	8/12/15	636,800	-
Euro	MSCO	Sell	1,962,500	2,634,705		8/17/15	147,414	-
Chilean Peso	MSCO	Buy	981,300,000	1,653,551		8/18/15	-	(55,830)
Euro	BZWS	Sell	7,066,000	9,482,678		8/18/15	526,982	-
Japanese Yen	DBAB	Sell	838,612,000	8,222,613		8/18/15	542,195	-
Polish Zloty	DBAB	Buy	59,155,000	13,879,634	EUR	8/19/15	70,994	-
Chilean Peso	JPHQ	Buy	528,050,000	890,097		8/20/15	-	(30,468)
Euro	DBAB	Sell	3,964,000	5,317,012		8/20/15	292,698	-
Euro	JPHQ	Sell	7,851,000	10,535,061		8/20/15	584,028	-
Japanese Yen	HSBC	Sell	1,621,372,000	15,864,697		8/20/15	1,014,738	-
Japanese Yen	JPHQ	Sell	1,135,828,000	11,119,108		8/20/15	716,190	-
Japanese Yen	BZWS	Sell	376,247,000	3,656,824		8/24/15	210,523	-
Japanese Yen	DBAB	Sell	371,821,000	3,595,670		8/25/15	189,835	-
Japanese Yen	HSBC	Sell	746,218,000	7,220,300		8/25/15	385,035	-
Euro	BZWS	Sell	2,680,925	3,567,306		8/26/15	168,861	-
Japanese Yen	BZWS	Sell	1,085,075,000	10,507,573		8/26/15	568,205	-
Japanese Yen	JPHQ	Sell	750,133,000	7,258,954		8/26/15	387,679	-
Chilean Peso	DBAB	Buy	1,435,490,000	2,395,278		8/27/15	-	(59,596)
Euro	HSBC	Sell	18,537,726	24,543,023		8/27/15	1,043,405	-
Euro	JPHQ	Sell	14,996,625	19,862,655		8/27/15	851,966	-
Japanese Yen	DBAB	Sell	685,950,000	6,621,746		8/27/15	338,257	-
Japanese Yen	HSBC	Sell	1,247,125,000	12,039,978		8/27/15	615,973	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Japanese Yen	JPHQ	Sell	751,903,000	7,268,029		8/27/15	380,392	-
Malaysian Ringgit	JPHQ	Buy	8,340,000	2,577,734		8/27/15	-	(86,564)
Chilean Peso	JPHQ	Buy	593,800,000	990,988		8/28/15	-	(24,888)
Euro	DBAB	Sell	1,058,312	1,399,745		8/31/15	58,052	-
Japanese Yen	JPHQ	Sell	372,662,000	3,602,775		8/31/15	188,793	-
Euro	DBAB	Sell	1,732,000	2,288,803		9/02/15	92,943	-
Chilean Peso	DBAB	Buy	2,582,200,000	4,263,871		9/08/15	-	(66,064)
Euro	DBAB	Sell	8,105,300	10,692,674		9/08/15	415,392	-
Euro	JPHQ	Sell	20,765,000	27,017,342		9/08/15	687,932	-
Chilean Peso	DBAB	Buy	1,320,220,000	2,165,360		9/09/15	-	(19,274)
Japanese Yen	BZWS	Sell	285,057,504	2,673,734		9/18/15	61,285	-
Euro	BZWS	Sell	678,250	882,658		9/21/15	22,432	-
Singapore Dollar	HSBC	Buy	9,120,000	7,226,624		9/21/15	-	(75,153)
Euro	DBAB	Sell	8,070,000	10,422,002		9/23/15	186,390	-
Hungarian Forint	JPHQ	Buy	1,156,013,000	3,674,198	EUR	9/23/15	-	(1,186)
Euro	BZWS	Sell	1,647,381	2,124,100		9/24/15	34,598	-
Hungarian Forint	JPHQ	Buy	925,405,000	2,938,073	EUR	9/25/15	2,702	-
Philippine Peso	JPHQ	Buy	123,740,000	2,754,062		9/25/15	-	(28,810)
Euro	CITI	Sell	1,532,964	1,977,064		9/28/15	32,529	-
Euro	DBAB	Sell	3,753,000	4,833,226		9/28/15	72,617	-
Malaysian Ringgit	DBAB	Buy	11,080,500	3,343,341		9/28/15	-	(39,650)
Malaysian Ringgit	HSBC	Buy	11,490,000	3,467,005		9/28/15	-	(41,219)
Euro	BZWS	Sell	6,085,000	7,769,358		9/29/15	50,496	-
Japanese Yen	JPHQ	Sell	285,510,329	2,628,065		9/29/15	10,843	-
Euro	HSBC	Sell	5,430,000	6,919,096		9/30/15	30,967	-
Japanese Yen	JPHQ	Sell	172,207,000	1,586,540		9/30/15	7,915	-
South Korean Won	HSBC	Buy	9,530,000,000	9,062,381		9/30/15	-	(131,694)
Euro	DBAB	Sell	14,880,000	18,981,226		10/01/15	105,087	-
Unrealized appreciation (depreciation)							139,311,781	(25,168,492)
Net unrealized appreciation (depreciation)							$114,143,289

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

*In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

At September 30, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty / Expiration		Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation Depreciation
Centrally Cleared Sw aps
Receive Floating rate 3-month USD BBA LIBOR	CME	10/4/23	$13,090,000	$-	$(401,716)
Pay Fixed rate 2.775%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/4/23	13,090,000	-	(424,648)
Pay Fixed rate 2.795%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/7/23	13,090,000	-	(385,798)
Pay Fixed rate 2.765%
Receive Floating rate 3-month USD BBA LIBOR	LCH	7/7/24	34,000,000	-	(484,384)
Pay Fixed rate 2.731%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/4/43	6,370,000	-	(700,358)
Pay Fixed rate 3.668%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/4/43	6,370,000	-	(724,507)
Pay Fixed rate 3.687%
Receive Floating rate 3-month USD BBA LIBOR	CME	10/7/43	6,370,000	-	(707,554)
Pay Fixed rate 3.675%
Centrally Cleared Sw aps unrealized appreciation (depreciation)				-	(3,828,965)

OTC Sw aps
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	3/4/21	$3,240,000	$-	$(270,915)
Pay Fixed rate 3.558%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	3/28/21	14,630,000	-	(1,160,919)
Pay Fixed rate 3.523%
Receive Floating rate 3-month USD BBA LIBOR	CITI	2/25/41	7,460,000	-	(1,656,023)
Pay Fixed rate 4.347%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	2/25/41	7,460,000	-	(1,659,764)
Pay Fixed rate 4.349%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	2/28/41	5,600,000	-	(1,222,668)
Pay Fixed rate 4.320%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	3/1/41	1,870,000	-	(397,112)
Pay Fixed rate 4.299%
OTC Sw aps unrealized appreciation (depreciation)				-	(6,367,401)
Net unrealized appreciation (depreciation)					$(10,196,366)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America N.A.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Bank
HSBC	-	HSBC Bank USA, N.A.
JPHQ	-	JPMorgan Chase & Co.
LCH	-	London Clearing House
MSCO	-	Morgan Stanley
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited)

Templeton Growth VIP Fund	Country	Shares	Value
Common Stocks 98.4%
Aerospace & Defense 0.7%
BAE Systems PLC	United Kingdom	1,730,147	$13,225,987
Air Freight & Logistics 1.2%
TNT Express NV	Netherlands	646,272	4,092,311
[a]TNT Express NV, 144A	Netherlands	441,000	2,792,492
United Parcel Service Inc., B	United States	160,030	15,729,349
			22,614,152
Airlines 2.2%
Deutsche Lufthansa AG	Germany	1,735,414	27,406,639
[b]International Consolidated Airlines Group SA	United Kingdom	2,633,247	15,672,539
			43,079,178
Auto Components 1.3%
Cie Generale des Etablissements Michelin, B	France	259,469	24,471,397
Automobiles 2.1%
Nissan Motor Co. Ltd.	Japan	2,342,720	22,838,609
Toyota Motor Corp.	Japan	312,490	18,417,973
			41,256,582
Banks 14.0%
Bangkok Bank PCL, fgn.	Thailand	913,600	5,746,089
BNP Paribas SA	France	401,637	26,639,582
Citigroup Inc.	United States	770,990	39,952,702
[b]Commerzbank AG	Germany	547,840	8,191,707
Credit Agricole SA	France	1,640,346	24,745,179
DBS Group Holdings Ltd.	Singapore	932,690	13,467,761
HSBC Holdings PLC	United Kingdom	2,567,864	26,324,686
ICICI Bank Ltd., ADR	India	194,009	9,525,842
[b]ING Groep NV, IDR	Netherlands	1,617,386	23,101,771
JPMorgan Chase & Co.	United States	440,760	26,551,382
KB Financial Group Inc.	South Korea	657,984	24,044,062
SunTrust Banks Inc.	United States	478,520	18,198,116
UniCredit SpA	Italy	3,118,881	24,657,107
			271,145,986
Biotechnology 2.0%
Amgen Inc.	United States	272,230	38,237,426
Capital Markets 3.0%
Credit Suisse Group AG	Switzerland	1,026,980	28,475,526
Morgan Stanley	United States	886,050	30,630,748
			59,106,274
Chemicals 1.4%
Akzo Nobel NV	Netherlands	397,282	27,218,715
Commercial Services & Supplies 0.6%
Serco Group PLC	United Kingdom	2,417,267	11,212,588
Communications Equipment 2.2%
Cisco Systems Inc.	United States	836,770	21,061,501
Ericsson, B	Sweden	1,758,222	22,315,492
			43,376,993
Construction & Engineering 0.6%
[c]FLSmidth & Co. AS	Denmark	250,000	11,961,317
Construction Materials 1.5%
CRH PLC	Ireland	1,277,393	29,215,408

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Diversified Telecommunication Services 4.3%
China Telecom Corp. Ltd., ADR	China	179,195	11,007,949
Singapore Telecommunications Ltd.	Singapore	7,063,710	21,041,899
Telefonica SA	Spain	1,682,480	26,039,474
Verizon Communications Inc.	United States	158,750	7,935,912
Vivendi SA	France	739,654	17,860,165
			83,885,399
Electrical Equipment 0.4%
[b]Alstom SA	France	144,577	4,944,437
Dongfang Electric Corp. Ltd., H	China	2,016,600	3,636,017
			8,580,454
Electronic Equipment, Instruments & Components 0.4%
[b]Flextronics International Ltd.	Singapore	691,118	7,132,338

Energy Equipment & Services 2.8%
Baker Hughes Inc.	United States	146,590	9,537,145
Fugro NV, IDR	Netherlands	530,399	16,052,738
Noble Corp. PLC	United States	698,190	15,513,782
[b]Paragon Offshore PLC	United States	232,730	1,431,289
[b]Saipem SpA	Italy	442,570	9,412,241
Technip SA	France	28,600	2,405,883
			54,353,078
Food & Staples Retailing 2.6%
CVS Health Corp.	United States	228,090	18,153,683
[b]Metro AG	Germany	587,740	19,358,060
Tesco PLC	United Kingdom	4,054,493	12,239,949
			49,751,692
Health Care Equipment & Supplies 2.5%
Getinge AB, B	Sweden	712,770	17,984,428
Medtronic Inc.	United States	497,540	30,822,603
			48,807,031
Industrial Conglomerates 2.0%
Koninklijke Philips NV	Netherlands	459,718	14,668,300
Siemens AG	Germany	201,712	24,040,012
			38,708,312
Insurance 6.6%
American International Group Inc.	United States	569,370	30,757,367
Aviva PLC	United Kingdom	3,361,950	28,534,569
AXA SA	France	1,091,068	26,883,021
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	63,021	12,459,693
[a,b]NN Group NV, 144A	Netherlands	276,400	8,019,782
Swiss Re AG	Switzerland	270,006	21,537,691
			128,192,123
Life Sciences Tools & Services 0.5%
[b]QIAGEN NV	Netherlands	385,000	8,766,484

Machinery 1.2%
[b]Navistar International Corp.	United States	725,430	23,873,901

Media 4.5%
British Sky Broadcasting Group PLC	United Kingdom	622,000	8,894,517
Comcast Corp., Special A	United States	710,142	37,992,597
[b]News Corp., A	United States	319,435	5,222,762
Twenty-First Century Fox Inc., A	United States	641,182	21,986,131
The Walt Disney Co.	United States	137,080	12,204,232
			86,300,239
Metals & Mining 2.4%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Russia	1,317,950	24,579,767
POSCO	South Korea	63,730	19,844,832

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

POSCO, ADR	South Korea	27,740	2,105,466
			46,530,065
Multiline Retail 0.6%
Target Corp.	United States	191,680	12,014,502

Oil, Gas & Consumable Fuels 10.3%
BP PLC	United Kingdom	2,807,128	20,637,401
Chevron Corp.	United States	137,470	16,402,920
China Shenhua Energy Co. Ltd., H	China	5,271,520	14,698,461
Eni SpA	Italy	776,759	18,510,885
Galp Energia SGPS SA, B	Portugal	1,575,520	25,607,751
Kunlun Energy Co. Ltd.	China	9,057,840	13,065,342
LUKOIL Holdings, ADR (London Stock Exchange)	Russia	203,010	10,353,510
Royal Dutch Shell PLC, B	United Kingdom	299,573	11,836,453
Talisman Energy Inc.	Canada	3,158,600	27,337,294
[c]Total SA, B	France	618,659	40,198,116
			198,648,133
Pharmaceuticals 12.2%
[b]Actavis PLC	United States	76,854	18,543,333
GlaxoSmithKline PLC	United Kingdom	1,279,420	29,310,193
Merck & Co. Inc.	United States	492,241	29,180,046
Merck KGaA	Germany	229,554	21,171,671
Pfizer Inc.	United States	1,111,443	32,865,370
Roche Holding AG	Switzerland	121,343	35,984,081
Sanofi	France	290,857	32,897,477
Teva Pharmaceutical Industries Ltd., ADR	Israel	688,930	37,029,988
			236,982,159
Professional Services 0.3%
Hays PLC	United Kingdom	2,280	4,299
Randstad Holding NV	Netherlands	125,110	5,823,933
			5,828,232
Software 3.1%
Microsoft Corp.	United States	1,177,169	54,573,555
SAP SE	Germany	80,912	5,834,693
			60,408,248
Specialty Retail 1.8%
Best Buy Co. Inc.	United States	360,360	12,104,493
Kingfisher PLC	United Kingdom	4,338,261	22,781,903
			34,886,396
Technology Hardware, Storage & Peripherals 4.5%
Hewlett-Packard Co.	United States	1,036,700	36,771,749
Samsung Electronics Co. Ltd.	South Korea	45,020	50,527,210
			87,298,959
Wireless Telecommunication Services 2.6%
Mobile TeleSystems, ADR	Russia	1,174,150	17,541,801
[b]Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,647,543	21,648,715
Vodafone Group PLC	United Kingdom	3,292,417	10,910,863
			50,101,379
Total Common Stocks (Cost $1,508,820,859)			1,907,171,127
Preferred Stocks (Cost $9,293,551) 0.5%
Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	615,162	9,159,762

Total Investments before Short Term Investments (Cost $1,518,114,410)			1,916,330,889
		Principal Amount*
Short Term Investments 2.1%
Time Deposits 1.2%
Bank of Montreal, 0.04%, 10/01/14	Canada	7,000,000	7,000,000
Bank of Nova Scotia, 0.03%, 10/01/14	United States	5,000,000	5,000,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2014 (unaudited) (continued)

Royal Bank of Canada, 0.01%, 10/01/14	Canada	10,000,000	10,000,000
Total Time Deposits (Cost $22,000,000)			22,000,000
Total Investments before Money Market Funds (Cost $1,540,114,410)			1,938,330,889
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$17,241,086) 0.9%
Money Market Funds 0.9%
[d]BNY Mellon Overnight Government Fund, 0.026%	United States	17,241,086	17,241,086
Total Investments (Cost $1,557,355,496) 101.0%			1,955,571,975
Other Assets, less Liabilities (1.0)%			(18,580,142)
Net Assets 100.0%			$1,936,991,833

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustee. At
September 30, 2014, the aggregate value of these securities was $ 10,812,274, representing 0.56% of net assets.
b Non-income producing.
c A portion or all of the security is on loan at September 30, 2014.
d The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of twenty separate funds (Funds), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

Franklin Founding Funds Allocation VIP Fund invests primarily in other funds of the Trust (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective May 1, 2014, the Funds, except Franklin Managed Volatility Global Allocation VIP Fund, were renamed as follows:

Former Name	New Name
Franklin Flex Cap Growth Securities Fund	Franklin Flex Cap Growth VIP Fund
Franklin Global Real Estate Securities Fund	Franklin Global Real Estate VIP Fund
Franklin Growth and Income Securities Fund	Franklin Growth and Income VIP Fund
Franklin High Income Securities Fund	Franklin High Income VIP Fund
Franklin Income Securities Fund	Franklin Income VIP Fund
Franklin Large Cap Growth Securities Fund	Franklin Large Cap Growth VIP Fund
Franklin Large Cap Value Securities Fund	Franklin Large Cap Value VIP Fund
Franklin Rising Dividends Securities Fund	Franklin Rising Dividends VIP Fund
Franklin Small Cap Value Securities Fund	Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth Securities Fund	Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income Securities Fund	Franklin Strategic Income VIP Fund
Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Founding Funds Allocation VIP Fund
Franklin U.S. Government Fund	Franklin U.S. Government Securities VIP Fund
Mutual Global Discovery Securities Fund	Franklin Mutual Global Discovery VIP Fund
Mutual Shares Securities Fund	Franklin Mutual Shares VIP Fund
Templeton Developing Markets Securities Fund	Templeton Developing Markets VIP Fund
Templeton Foreign Securities Fund	Templeton Foreign VIP Fund
Templeton Global Bond Securities Fund	Templeton Global Bond VIP Fund
Templeton Growth Securities Fund	Templeton Growth VIP Fund

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, exchange traded notes, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements and time deposits are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the funds include failure of the funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds' investment objectives.

At September 30, 2014, the funds received Federal National Mortgage Association (FNMA), France Treasury Bonds, Germany Treasury Bonds, United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:

Franklin Mutual Global Discovery VIP Fund	$1,875,737
Franklin Mutual Shares VIP Fund	$10,148,655
Franklin Strategic Income VIP Fund	$3,699,012
Templeton Global Bond VIP Fund	$47,048,464

Certain funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The funds did not hold any option contracts at period end.

The following funds have invested in derivatives during the period.

Franklin High Income VIP Fund - Forwards
Franklin Managed Volatility Global Allocation VIP Fund - Forwards
Franklin Mutual Global Discovery VIP Fund - Futures, forwards and options
Franklin Mutual Shares VIP Fund - Futures and forwards
Franklin Strategic Income VIP Fund - Forwards and swaps
Templeton Global Bond VIP Fund - Forwards and swaps

4. INCOME TAXES

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin Founding
	Franklin Flex Cap	Funds Allocation	Franklin Global Real	Franklin Grow th and
	Grow th VIP Fund	VIP Fund	Estate VIP Fund	Income VIP Fund

Cost of investments	$353,919,801	$999,660,255	$255,551,259	$225,415,350

Unrealized appreciation	$50,573,496	$309,760,289	$111,474,392	$78,446,192
Unrealized depreciation	(1,200,643)	-	(12,454,153)	(3,174,500)
Net unrealized appreciation (depreciation)	$49,372,853	$309,760,289	$99,020,239	$75,271,692

	Franklin High Income	Franklin Income	Franklin Large Cap	Franklin Large Cap
	VIP Fund	VIP Fund	Grow th VIP Fund	Value VIP Fund

Cost of investments	$322,332,312	$6,442,230,003	$249,733,847	$15,309,903

Unrealized appreciation	$8,712,821	$1,295,615,359	$68,936,427	$9,861,901
Unrealized depreciation	(8,714,733)	(346,790,698)	(8,439,407)	(33,535)
Net unrealized appreciation (depreciation)	$(1,912)	$948,824,661	$60,497,020	$9,828,366

	Franklin Managed	Franklin Mutual
	Volatility Global	Global Discovery	Franklin Mutual	Franklin Rising
	Allocation VIP Fund	VIP Fund	Shares VIP Fund	Dividends VIP Fund

Cost of investments	$19,949,745	$573,488,346	$3,955,142,966	$976,355,717

Unrealized appreciation	$1,240,296	$208,575,344	$1,376,209,620	$823,651,286
Unrealized depreciation	(693,963)	(28,948,047)	(213,815,147)	(2,421,518)
Net unrealized appreciation (depreciation)	$546,333	$179,627,297	$1,162,394,473	$821,229,768

		Franklin Small-Mid		Franklin U.S.
	Franklin Small Cap	Cap Growth VIP	Franklin Strategic	Government
	Value VIP Fund	Fund	Income VIP Fund	Securities VIP Fund

Cost of investments	$1,039,745,932	$500,209,300	$941,123,871	$1,430,982,787

Unrealized appreciation	$505,425,856	$226,864,812	$25,695,302	$23,117,084
Unrealized depreciation	(56,743,011)	(16,485,288)	(23,772,315)	(17,730,819)
Net unrealized appreciation (depreciation)	$448,682,845	$210,379,524	$1,922,987	$5,386,265

	Templeton
	Developing Markets	Templeton	Templeton Global	Templeton
	VIP Fund	Foreign VIP Fund	Bond VIP Fund	Grow th VIP Fund

Cost of investments	$374,939,264	$2,187,246,897	$3,058,992,869	$1,576,103,697

Unrealized appreciation	$57,952,831	$497,658,144	$107,725,156	$492,156,559
Unrealized depreciation	(20,262,302)	(127,651,072)	(114,158,863)	(112,688,281)
Net unrealized appreciation (depreciation)	$37,690,529	$370,007,072	$(6,433,707)	$379,468,278

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Templeton Developing Markets VIP Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the fund’s assets. These risks could affect the value of the fund’s portfolio. While the fund holds securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At September 30, 2014, the fund had 7.1% of its net assets invested in Russia. The remaining funds in the Trust did not have significant investment in Russia.

6. RESTRICTED SECURITIES

At September 30, 2014, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/Shares/Units	Issuer	Acquisition Dates	Cost	Value
Franklin Income VIP Fund
4,929,600	First Data Holdings Inc., B (Value is 0.26% of Net Assets)	6/26/14	$19,718,400	$19,608,618

Franklin Mutual Global Discovery VIP Fund
800,000	The Bankshares Inc.	3/22/07	$8,000,000	$4,132,633
595	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	595	-
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,172,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	5,430,000	5,741,899
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	66,164
4,052,916	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	3,247,714	3,276,782
2,140	Olympus Re Holdings Ltd.	12/19/01	199,920	-
	Total Restricted Securities (Value is 1.74% of Net Assets)		$17,159,858	$13,217,478

Franklin Mutual Shares VIP Fund
1,754	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$1,754	$-
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	269,995
15,382,424	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	12,591,586	12,436,690
16,280	Olympus Re Holdings Ltd.	12/19/01	1,520,888	-
	Total Restricted Securities (Value is 0.25% of Net Assets)		$15,263,469	$12,706,685

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the funds for the nine months ended September 30, 2014, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End	End of		Investm ent		Realized
Name of Issuer	of Period	Additions	Reductions	of Period	Period		Incom e		Gain (Loss)
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
The Bankshares Inc. (Value is 0.54% of Net Assets)	800,000	-	-	800,000	$4,132,633			$-	$-

Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC (Value is 0.00% of Net Assets)	6,400,507	-	-	6,400,507		$-		$-	$-

Templeton Grow th VIP Fund
Non-Controlled Affiliates
Templeton China Opportunities Fund Ltd., Reg D	1,195,196	-	(1,195,196)	-	$	- a		$-	$773,990
Total Affiliated Securities (Value is -% of Net Assets)

[a]As of September 30, 2014, no longer an affiliate.

8. INVESTMENTS IN UNDERLYING FUNDS

Franklin Founding Funds Allocation VIP Fund invests primarily in the Underlying Funds which are managed by affiliates of the fund’s administrative manager, Franklin Templeton Services, LLC. The fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investments in Underlying Funds for the nine months ended September 30, 2014, were as follows:

							% of Underlying Fund
	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized		Held at End of
Underlying Funds	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)		Period
Franklin Income VIP Fund, Class 1	24,462,601	2,035,214	(420,281)	26,077,534	438,363,351	$21,984,390	$(98,568)		5.75%
Franklin Mutual Shares VIPFund, Class 1	18,485,942	1,194,264	(268,095)	19,412,111	438,907,824	9,790,126	2,338,784	a	8.43%
Templeton Grow th VIP Fund, Class 1	26,312,175	2,058,196	(143,763)	28,226,608	432,149,369	6,738,817	22,445		22.08%
Total					$1,309,420,544	$38,513,333	$2,262,661

[a]Includes realized gain distributions received.

9. INVESTMENTS IN EXCHANGE TRADED FUNDS (ETFs)

The accounting policies of the ETFs are outlined in their respective shareholder reports. A copy of each ETF’s shareholder report, in which the fund invests, is available on the SEC website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The ETFs’ shareholder reports are not covered by this report. Franklin Managed Volatility Global Allocation VIP Fund (MVGAF) invests a significant portion of its assets in ETFs. The fund relies on exemptive orders granted by the U.S. Securities and Exchange Commission (SEC) to the ETFs that permit the fund to invest in certain ETFs beyond the 1940 Act’s limitations on a fund’s investment in other investment companies, subject to certain terms and conditions set forth by the exemptive orders.

10. INVESTMENTS IN FT HOLDINGS CORPORATION III (FT Subsidiary)

Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At September 30, 2014, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the fund’s Statement of Investments. At September 30, 2014, the net assets of FT Subsidiary were $2,569,965, representing less than 1% of the fund's net assets. The fund’s investment in FT Subsidiary is limited to 25% of the fund’s assets.

11. INVESTMENTS IN MVGAF HOLDINGS CORP. (MVGAF Subsidiary)

Franklin Managed Volatility Global Allocation VIP Fund invests in certain financial instruments through its investment in MVGAF Subsidiary. MVGAF Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At September 30, 2014, MVGAF Subsidiary’s investments as well as any other assets and liabilities of MVGAF Subsidiary are reflected in the fund’s Consolidated Statement of Investments. At September 30, 2014, the net assets of MVGAF Subsidiary were $948,045, representing 4.59% of the fund's consolidated net assets. The fund’s investment in MVGAF Subsidiary is limited to 25% of consolidated assets.

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

· Level 1 – quoted prices in active markets for identical financial instruments
· Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

· Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Flex Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$122,380,096	$-	$-		$122,380,096
Short Term Investments	104,461,983	176,450,575	-		280,912,558
Total Investments in Securities	$226,842,079	$176,450,575	$-		$403,292,654

Franklin Founding Funds Allocation VIP Fund
Assets:
Investments in Underlying Funds[b]	$1,309,420,544	$-	$-		$1,309,420,544

Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$350,749,356	$-	$-		$350,749,356
Short Term Investments	-	3,822,142	-		3,822,142
Total Investments in Securities	$350,749,356	$3,822,142	$-		$354,571,498

Franklin Grow th and Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Energy	$20,280,584	$3,002,063	$-		$23,282,647
All Other Equity Investments[a]	272,251,058	-	-		272,251,058
Equity-Linked Securities	-	4,845,480	-		4,845,480
Short Term Investments	-	307,857	-		307,857
Total Investments in Securities	$292,531,642	$8,155,400	$-		$300,687,042

Franklin High Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Materials	$-	$462,500	$-		$462,500
Transportation	-	790,069	-		790,069
Corporate Bonds	-	311,734,997	22,291		311,757,288
Senior Floating Rate Interests	-	4,051,750	-		4,051,750
Escrow Accounts and Litigation Trusts	-	-	-	d	-
Short Term Investments	-	5,268,793	-		5,268,793
Total Investments in Securities	$-	$322,308,109	$22,291		$322,330,400

Other Financial Instruments
Forw ard Exchange Contracts	$-	$65,063	$-		$65,063

Liabilities:
Forw ard Exchange Contracts	$-	$63,683	$-		$63,683

Franklin Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Energy	$605,498,120	$32,742,519	$-		$638,240,639
Financials	517,677,993	14,725,000	-		532,402,993
Industrials	282,926,174	31,110,826	-		314,037,000
Information Technology	300,698,810	-	19,608,618		320,307,428
All Other Equity Investments[a]	2,610,654,324	-	-		2,610,654,324
Equity-Linked Securities	-	100,996,118	-		100,996,118
Convertible Bonds	-	69,275,062	-		69,275,062
Corporate Bonds	-	2,261,901,806	-		2,261,901,806
Senior Floating Rate Interests	-	180,737,021	-		180,737,021
Escrow s and Litigation Trusts	-	-	14,000	d	14,000
Short Term Investments	-	362,488,273	-		362,488,273
Total Investments in Securities	$4,317,455,421	$3,053,976,625	$19,622,618		$7,391,054,664

Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$306,815,719	$-	$-		$306,815,719
Short Term Investments	-	3,415,148	-		3,415,148
Total Investments in Securities	$306,815,719	$3,415,148	$-		$310,230,867

Franklin Large Cap Value VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$24,127,217	$-	$-		$24,127,217
Short Term Investments	1,011,052	-	-		1,011,052
Total Investments in Securities	$25,138,269	$-	$-		$25,138,269

Franklin Managed Volatility Global Allocation VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Energy	$41,078	$49,952	$-		$91,030
Other Equity Investments[a]	948,165	-	-		948,165
Exchange Traded Funds	10,863,220	-	-		10,863,220
Exchange Traded Notes	818,006	-	-		818,006
Foreign Government and Agency Securities	-	5,099,150	-		5,099,150
U.S. Government and Agency Securities	-	1,757,727	-		1,757,727
Short Term Investments	918,780	-	-		918,780
Total Investments in Securities	$13,589,249	$6,906,829	$-		$20,496,078

Other Financial Instruments
Forw ard Exchange Contracts	$-	$38,207	$-		$38,207

Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities
Equity Investments:[c]
Auto Components	$2,904,852	$-	$3,342,946		$6,247,798
Banks	104,626,981	6,445,737	4,132,633		115,205,351
Diversified Consumer Services	-	711,313	-		711,313
Diversified Financial Services	-	-	5,741,899		5,741,899
Paper & Forest Products	-	1,795,980	-		1,795,980
Real Estate Management & Development	-	-	3,597,642		3,597,642
All Other Equity Investments[a]	565,360,746	-	-	d	565,360,746
Corporate Bonds, Notes and Senior Floating Rate Interests	-	20,550,224	-		20,550,224
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	9,366,249	-	d	9,366,249
Companies in Liquidation	-	4,375,445	-	d	4,375,445
Municipal Bonds	-	1,995,333	-		1,995,333
Short Term Investments	15,999,243	2,168,420	-		18,167,663
Total Investments in Securities	$688,891,822	$47,408,701	$16,815,120		$753,115,643

Other Financial Instruments
Futures Contracts	$960,025	$-	$-		$960,025
Forw ard Exchange Contracts	-	4,497,203	-		4,497,203
Total Other Financial Instruments	$960,025	$4,497,203	$-		$5,457,228

Liabilities:
Other Financial Instruments
Securities Sold Short	$10,015,938	$-	$-		$10,015,938
Futures Contracts	16,371	-	-		16,371
Forw ard Exchange Contracts	-	144,580	-		144,580
Unfunded Loan Commitments	-	29	-		29
Total Other Financial Instruments	$10,032,309	$144,609	$-		$10,176,918

Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities
Equity Investments:[c]
Auto Components	$-	$-	$12,706,685		$12,706,685
Banks	415,424,823	-	10,651,827		426,076,650
Diversified Consumer Services	-	9,054,500	-		9,054,500
Machinery	54,511,963	14,677,839	-		69,189,802
Real Estate Management & Development	2,864,810	-	11,338,680		14,203,490
Other Equity Investments[a]	3,845,898,288	-	-	d	3,845,898,288
Corporate Bonds, Notes and Senior Floating Rate Interests	-	236,309,365	-		236,309,365
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	100,552,217	-	d	100,552,217
Companies in Liquidation	-	36,283,249	-	d	36,283,249
Municipal Bonds	-	13,863,193	-		13,863,193
Short Term Investments	350,080,166	3,319,834	-		353,400,000
Total Investments in Securities	$4,668,780,050	$414,060,197	$34,697,192		$5,117,537,439

Other Financial Instruments
Futures Contracts	$1,989,935	$-	$-		$1,989,935
Forw ard Exchange Contracts	-	24,714,703	-		24,714,703
Total Other Financial Instruments	$1,989,935	$24,714,703	$-		$26,704,638

Liabilities:
Other Financial Instruments
Securities Sold Short	$68,360,163	$-	$-		$68,360,163
Futures Contracts	87,485				87,485
Forw ard Exchange Contracts	-	2,574,284	-		2,574,284
Unfunded Loan Commitments	-	195	-		195
Total Other Financial Instruments	$68,447,648	$2,574,479	$-		$71,022,127

Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,768,653,653	$-	$-		$1,768,653,653
Short Term Investments	28,931,832	-	-		28,931,832
Total Investments in Securities	$1,797,585,485	$-	$-		$1,797,585,485

Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,447,743,335	$-	$-		$1,447,743,335
Short Term Investments	29,483,835	11,201,607	-		40,685,442
Total Investments in Securities	$1,477,227,170	$11,201,607	$-		$1,488,428,777

Franklin Small-Mid Cap Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$696,154,205	$-	$-		$696,154,205
Short Term Investments	3,093,569	11,341,050	-		14,434,619
Total Investments in Securities	$699,247,774	$11,341,050	$-		$710,588,824

Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Services	$-	$2,566,956	$-		$2,566,956
Materials	-	462,500	-		462,500
Transportation	-	790,069	-		790,069
Other Equity Investments[a]	665,250	-	-		665,250
Corporate Bonds	-	314,664,374	32,500		314,696,874
Senior Floating Rate Interests	-	168,529,377	164,632		168,694,009
Foreign Government and Agency Securities	-	188,479,470	-		188,479,470
U.S. Government and Agency Securities	-	18,373,223	-		18,373,223
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	56,830,181	-		56,830,181
Mortgage-Backed Securities	-	28,579,148	-		28,579,148
Municipal Bonds	-	52,016,578	-		52,016,578
Escrow s and Litigation Trusts	-	-	-	d	-
Short Term Investments	108,693,033	2,199,567	-		110,892,600
Total Investments in Securities	$109,358,283	$833,491,443	$197,132		$943,046,858

Other Financial Instruments
Forw ard Exchange Contracts	$-	$11,710,359	$-		$11,710,359
Sw ap Contracts	-	397,854	-		397,854
Total Other Financial Instruments	$-	$12,108,213	$-		$12,108,213

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$3,244,560	$-		$3,244,560
Sw ap Contracts	-	11,897	-		11,897
Unfunded Loan Commitments	-	19,209	-		19,209
Total Other Financial Instruments	$-	$3,275,666	$-		$3,275,666

Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$18,835,889	$-		$18,835,889
Foreign Government and Agency Securities	-	10,525,221	-		10,525,221
Mortgage-Backed Securities	-	1,116,510,948	-		1,116,510,948
U.S. Government and Agency Securities	-	247,420,234	-		247,420,234
Short Term Investments	-	43,076,760	-		43,076,760
Total Investments in Securities	$-	$1,436,369,052	$-		$1,436,369,052

Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Russia	$14,096,937	$15,336,394	$	- $	29,433,331
All Other Equity Investments[a]	377,326,067	-		-	377,326,067
Participatory Notes	-	2,465,727		-	2,465,727
Short Term Investments	3,058,168	346,500		-	3,404,668
Total Investments in Securities	$394,481,172	$18,148,621	$	- $	412,629,793

Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$2,426,165,849	$-	$	- $	2,426,165,849
Short Term Investments	119,534,558	11,553,562		-	131,088,120
Total Investments in Securities	$2,545,700,407	$11,553,562	$	- $	2,557,253,969

Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
ForeignGovernment and Agency Securities	$-	$2,264,418,564	$	- $	2,264,418,564
Short Term Investments	-	788,140,598		-	788,140,598
Total Investments in Securities	$-	$3,052,559,162	$	- $	3,052,559,162

Other Financial Instruments
Forw ard Exchange Contracts	$-	$139,311,781	$	- $	139,311,781

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$25,168,492	$	- $	25,168,492
Sw ap Contracts	-	10,196,366		-	10,196,366
Total Other Financial Instruments	$-	$35,364,858	$	- $	35,364,858

Templeton Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a,c]	$1,916,330,889	$-	$	- $	1,916,330,889
Short term investments	-	39,241,086		-	39,241,086
Total Investments in Securities	$1,916,330,889	$39,241,086	$	- $	1,955,571,975

aFor detailed categories, see the accompanying Statements of Investments.
bFor detailed Underlying Fund categories, see the accompanying Statement of Investments.
cIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
dIncludes securities determined to have no value at September 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets for the nine months ended September 30, 2014, are as follows:

										Net Change in
										Unrealized Appreciation
	Balance at							Net Unrealized		(Depreciation) on
	Beginning of				Transfers Into	Cost Basis	Net Realized Gain	Appreciation	Balance at End of	Assets Held at Period
	Period		Purchases	Sales	(Out of) Level 3	Adjustments[a]	(Loss)	(Depreciation)	Period	End
Franklin Mutual Global
Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$2,375,839		$ -	$-	$-	$-	$-	$967,107	$3,342,946	$967,107
Commercial Banks	3,815,192		-	-	-	-	-	317,441	4,132,633	317,441
Diversified Financial Services	4,131,361		-	-	-	-	-	1,610,538	5,741,899	1,610,538
Insurance	410,692	[c]	-	(391,596)	-	(557)	(184,109)	165,570	- c	557
Real Estate Management &
Development	2,518,473		-	-	-	-	-	1,079,169	3,597,642	1,079,169
Total	$13,251,557		$ -	$(391,596)	$-	$(557)	$(184,109)	$4,139,825	$16,815,120	$3,974,812

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
bIncludes common and preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2014, are as follows:

						Impact to Fair
	Fair Value at End					Value if Input
Description	of Period	Valuation Technique	Unobservable Inputs	Am ount/Range		Increases[a]
Franklin Mutual Global
Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$3,276,782	Market comparables	Discount for lack of marketability	10%		Decrease[c]
			EV / EBITDA multiple	3.5	x	Increase[d]
Banks	4,132,633	Market comparables	Discount for lack of marketability	5%		Decrease[c]

Diversified Financial Services	5,741,899	Discounted cash flow model	Cost of equity	16%		Decrease
			Long-term revenue grow th rate	6.2% - 41.1%		Increase[d]
			Adjusted EBITDA margin	5.0% - 25.2%		Increase[c]
Real Estate Management &
Development	3,597,642	Market comparables	Discount for lack of marketability	8%		Decrease[c]
All Other Investm ents[e]	66,164
Total	$16,815,120

a Represents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Includes common and convertible preferred stocks.
c Represents a significant impact to fair value but not net assets.
d Represents a significant impact to fair value and net assets.
e Includes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.

Abbreviations List

EBITDA Earnings before interest, taxes, depreciation and amortization
EV Enterprise value

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

14. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following.

On July 16, 2014, the Board approved a proposal to terminate and liquidate Franklin Large Cap Value VIP

Fund. The fund liquidated on November 7, 2014.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date November 25, 2014

By /s/GASTON GARDEY

   Gaston Gardey

   Chief Financial Officer and

 Chief Accounting Officer

Date November 25, 2014